UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Gregory J. Lyons, Chief Legal Officer
909 A Street
Tacoma, Washington 98402
253-439-2406
(Name and address of agent for service)

Registrant’s telephone number, including area code:	253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2008 – November 30, 2008

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

November 30, 2008

SSgA Life SolutionsSM Funds

Quarterly Report

November 30, 2008 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.1%
Bonds - 41.2%
SPDR Lehman Aggregate Bond ETF	178,768	9,601
SSgA Bond Market Fund	28,305	225
SSgA High Yield Bond Fund	75,326	412
		10,238
Domestic Equities - 49.8%
SSgA Concentrated Growth Opportunities Fund	382,570	2,039
SSgA Core Edge Equity Fund	648,074	4,491
SSgA Core Opportunities Fund	67,071	904
SSgA Large Cap Value Fund	296,320	1,823
SSgA S&P 500 Index Fund	209,808	3,109
		12,366
International Equities - 9.0%
SSgA International Growth Opportunities Fund	29,484	209
SSgA International Stock Selection Fund	266,117	2,020
		2,229
Short-Term Investments - 0.1%
SSgA Money Market Fund	27,915	28
Total Investments - 100.1%
(identified cost $29,992)		24,861
Other Assets and Liabilities, Net - (0.1%)		(35)
Net Assets - 100.0%		24,826

See accompanying notes which are an integral part of the schedules of investments.

Balanced Fund
3

SSgA Life Solutions
Growth Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.3%
Bonds - 22.1%
SPDR Lehman Aggregate Bond ETF	32,645	1,753
SSgA Bond Market Fund	10,817	86
SSgA High Yield Bond Fund	29,324	161
		2,000
Domestic Equities - 64.5%
SSgA Concentrated Growth Opportunities Fund	198,259	1,057
SSgA Core Edge Equity Fund	320,985	2,224
SSgA Core Opportunities Fund	36,119	487
SSgA Enhanced Small Cap Fund	6,677	42
SSgA Large Cap Value Fund	171,138	1,053
SSgA S&P 500 Index Fund	63,656	943
SSgA Small Cap Fund	3,067	43
		5,849
International Equities - 13.5%
SSgA International Growth Opportunities Fund	24,546	174
SSgA International Stock Selection Fund	138,592	1,052
		1,226
Short-Term Investments - 0.2%
SSgA Money Market Fund	15,158	15
Total Investments - 100.3%
(identified cost $11,779)		9,090
Other Assets and Liabilities, Net - (0.3%)		(25)
Net Assets - 100.0%		9,065

See accompanying notes which are an integral part of the schedules of investments.

Growth Fund
4

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.5%
Bonds - 61.4%
SPDR Lehman Aggregate Bond ETF	52,576	2,824
SSgA Bond Market Fund	19,350	154
SSgA High Yield Bond Fund	16,076	88
		3,066
Domestic Equities - 35.2%
SSgA Concentrated Growth Opportunities Fund	50,202	268
SSgA Core Edge Equity Fund	86,936	602
SSgA Core Opportunities Fund	8,845	119
SSgA Large Cap Value Fund	35,810	220
SSgA S&P 500 Index Fund	37,149	551
		1,760
International Equities - 3.7%
SSgA International Growth Opportunities Fund	1,860	13
SSgA International Stock Selection Fund	22,673	172
		185
Short-Term Investments - 0.2%
SSgA Money Market Fund	8,127	8
Total Investments - 100.5%
(identified cost $5,646)		5,019
Other Assets and Liabilities, Net - (0.5%)		(24)
Net Assets - 100.0%		4,995

See accompanying notes which are an integral part of the schedules of investments.

Income and Growth Fund
5

SSgA

Life Solutions Funds

Notes to Quarterly Report — November 30, 2008 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2008. This Quarterly Report reports on three funds of the Investment Company, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each, a "Fund" and collectively referred to as, the "Funds". Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios and exchange-traded funds (the "Underlying Funds") that are advised or sponsored by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor") or its affiliates. This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA Concentrated Growth Opportunities Fund
SSgA Core Edge Equity Fund
SSgA Core Opportunities Fund
SSgA Large Cap Value Fund
SSgA S&P 500 Index Fund
SSgA Small Cap Fund
International Equities
SSgA International Stock Selection Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SPDR Lehman Aggregate Bond ETF
SSgA Bond Market Fund
SSgA High Yield Bond Fund
Short-Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA Concentrated Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Core Edge Equity Fund

To seek to achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities whose underlying valuation

Notes to Quarterly Report
6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA Core Opportunities Fund

To seek to achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in small capitalization securities.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital US Aggregate Bond Index.

SSgA High Yield Bond Fund

To maximize to return by investing primarily in fixed income securities, including, but not limited to those represented by the Barclays Capital US Corporate High-Yield Bond Index.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

SPDR Lehman Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar denominated investment grade bond market.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Notes to Quarterly Report
7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are

Notes to Quarterly Report
8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds' investments carried at value for the period ended November 30, 2008 were as follows:

	Balanced Fund		Growth Fund		Income and Growth Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$24,860,896	$-	$9,090,280	$-	$5,018,816	$-
Level 2	-	-	-	-	-	-
Level 3	-	-	-	-	-	-
	$24,860,896	$-	$9,090,280	$-	$5,018,816	$-

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of November 30, 2008, there were no Level 3 securities held by the Funds.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

As of November 30, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced Fund	Growth Fund	Income and Growth Fund
Cost of Investments for Tax Purposes	$30,711,169	$12,158,972	$5,792,541
Gross Tax Unrealized Appreciation	361,320	249,801	39,048
Gross Tax Unrealized Depreciation	(6,211,593)	(3,318,493)	(812,773)
Net Tax Unrealized Appreciation (Depreciation)	$(5,850,273)	$(3,068,692)	$(773,725)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report
9

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

3. Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2008, $51,200 of the Central Fund's net assets represents investments by these Funds.

4. Subsequent Events

On October 16, 2008, the SSgA Funds' Board of Trustees approved a plan to liquidate SSgA Core Opportunities Fund, SSgA Aggressive Equity Fund, SSgA Concentrated Growth Opportunities Fund, SSgA International Growth Opportunities Fund and SSgA Large Cap Value Fund. The liquidation occurred on December 12, 2008 (the "Liquidation Date").

Notes to Quarterly Report
10

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — November 30, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
11

LSQR-11/08

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

November 30, 2008

SSgA Funds

Money Market Funds

Quarterly Report

November 30, 2008 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
Money Market Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 11.6%
Alpine Securitization Corp. (l)	200,000	2.250	12/04/08	199,963
Aspen Funding Corp. (l)	140,000	2.050	01/13/09	139,657
Cancara Asset Securitisation LLC (l)	100,000	2.750	12/01/08	100,000
Cancara Asset Securitisation LLC (l)	200,000	2.100	01/29/09	199,312
Gemini Securitization Corp. (l)	125,000	1.950	02/23/09	124,431
Liberty Funding, LLC (l)	200,000	3.000	12/01/08	200,000
Ranger Funding Co., LLC (l)	100,000	2.250	01/27/09	99,644
Total Asset-Backed Commercial Paper (amortized cost $1,063,007)				1,063,007
Corporate Bonds and Notes - 7.4%
Bank of America Corp. (next reset date 01/03/09) (Ê)	100,000	4.350	10/03/09	100,000
Bank of America Corp. (next reset date 02/25/09) (Ê)	100,000	2.358	08/25/09	100,000
Bank of America Corp. (l)	100,000	1.150	12/26/08	100,000
General Electric Capital Corp. (next reset date 12/24/08) (Ê)	200,000	1.449	09/24/09	200,000
Procter & Gamble International Funding SCA (next reset date 12/09/08) (Ê)	24,000	2.844	09/09/09	24,000
Procter & Gamble International Funding SCA (Ê)	29,000	2.309	02/19/09	29,000
Royal Bank of Scotland PLC (next reset date 12/15/08) (Ê)(l)	31,000	3.219	10/09/09	31,000
Toyota Motor Credit Corp. (next reset date 12/01/08) (Ê)	100,000	1.200	02/02/09	100,000
Total Corporate Bonds and Notes (amortized cost $684,000)				684,000
Diversified Financial Services Commercial Paper - 2.2%
General Electric Capital Corp.	100,000	1.500	01/26/09	99,766
General Electric Capital Corp.	100,000	1.500	02/02/09	99,738
Total Diversified Financial Services Commercial Paper (amortized cost $199,504 )				199,504
Domestic Certificates of Deposit - 3.5%
Bank of America Corp.	50,000	2.150	03/17/09	50,000
Chase Bank	150,000	2.770	12/19/08	150,000
Chase Bank	125,000	1.600	01/14/09	125,000
Total Domestic Certificates of Deposit (amortized cost $325,000)				325,000
Domestic Commercial Paper - 1.0%
JPMorgan Chase & Co.	100,000	2.910	03/10/09	99,200
Total Domestic Commercial Paper (amortized cost $99,200)				99,200
Eurodollar Certificates of Deposit - 2.7%
ING Bank N.V.	250,000	1.500	12/12/08	250,000
Total Eurodollar Certificates of Deposit (amortized cost $250,000)				250,000

Money Market Fund
3

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Foreign Commerical Paper - 4.4%
Commonwealth Bank of Australia	125,000	1.000	12/18/08	124,941
Societe Generale	100,000	2.500	12/05/08	99,972
Societe Generale	175,000	1.230	12/05/08	174,976
Total Foreign Commercial Paper (amortized cost $399,889)				399,889
Master Note - 1.1%
Goldmand Sachs Group, Inc. Master Note (next reset date 12/22/08) (Ê)(ß)(l)	100,000	2.153	02/20/09	100,000
Total Master Note (amortized cost $100,000)				100,000
Promissory Note - 1.1%
Goldmand Sachs Group, Inc. Promissory Note (ß)(l)	100,000	3.230	12/02/08	100,000
Total Promissory Note (amortized cost $100,000)				100,000
United States Government Agencies - 1.1%
Federal National Mortgage Association	50,000	2.500	02/09/09	49,757
Federal Home Loan Bank System	50,000	2.600	02/17/09	49,718
Total United States Government Agencies (amortized cost $99,475)				99,475
Yankee Certificates of Deposit - 33.5%
Banco Bilbao Vizcaya Argentaria	250,000	1.510	12/18/08	250,001
Bank of Novia Scotia	75,000	3.250	12/22/08	75,000
Bank of Novia Scotia	150,000	1.860	01/22/09	150,002
Barclays Bank PLC	94,000	1.680	12/12/08	94,000
Barclays Bank PLC	200,000	1.600	12/08/08	200,000
BNP Paribas SA	100,000	1.600	12/10/08	100,000
BNP Paribas SA	250,000	2.170	02/27/09	250,000
Calyon NY	250,000	1.500	12/29/08	250,000
Lloyds TSB Group PLC	100,000	1.900	01/28/09	100,000
National Australia Bank	200,000	2.900	01/13/09	200,000
Nordea Bank PLC	250,000	2.935	02/12/09	250,003
Rabobank	100,000	2.790	12/29/08	100,018
Rabobank	300,000	1.700	03/02/09	300,000
Royal Bank of Canada	200,000	3.050	12/22/08	200,001
Royal Bank of Canada	66,000	2.290	12/30/08	66,000
Svenska Handelsbanken AB	200,000	1.350	12/10/08	200,000
Svenska Handelsbanken AB	200,000	1.980	01/28/09	200,003
Toronto Dominion Bank	100,000	1.750	01/14/09	100,000
Total Yankee Certificates of Deposit (amortized cost $3,085,028)				3,085,028
Total Investments - 69.6% (amortized cost $6,205,599)				6,205,599

Money Market Fund
4

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 30.4%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $500,000 dated November 28, 2008, at 0.550% to be repurchased at $500,023 on December 1, 2008, collateralized by: $684,151 par various United States Government Agency Mortgage Obligations, valued at $510,000	500,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $693,201 dated November 28, 2008, at 0.280% to be repurchased at $693,217 on December 1, 2008, collateralized by: $692,294 par various United States Government Agency Mortgage Obligations, valued at $707,065	693,201
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $400,000 dated November 28, 2008, at 0.250% to be repurchased at $400,008 on December 1, 2008, collateralized by: $593,690 par various United States Government Agency Mortgage Obligations, valued at $408,000	400,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $400,000 dated November 28, 2008, at 0.300% to be repurchased at $400,010 on December 1, 2008, collateralized by: $445,566 par various United States Government Agency Mortgage Obligations, valued at $408,000	400,000
Agreement with ING Financial Markets, LLC and JPMorgan Chase & Co. (Tri-Party) of $400,000 dated November 28, 2008, at 0.300% to be repurchased at $400,010 on December 1, 2008, collateralized by: $653,274 par various United States Government Agency Mortgage Obligations, valued at $408,002	400,000
Agreement with UBS Securities, LLC and JPMorgan Chase & Co. (Tri-Party) of $400,000 dated November 28, 2008, at 0.300% to be repurchased at $400,010 on December 1, 2008, collateralized by: $691,107 par various United States Government Agency Mortgage Obligations, valued at $408,000	400,000
Total Repurchase Agreements (identified cost $2,793,201)	2,793,201
Total Investments and Repurchase Agreements - 100.0% (cost $8,998,800) (†)	8,998,800
Other Assets and Liabilities, Net - (0.0%)	196,449
Net Assests - 100.0%	9,195,249

See accompanying notes which are an integral part of the schedules of investments.

Money Market Fund
5

SSgA
US Government Money Market Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 51.3%
Federal Home Loan Bank	200,000	2.710	04/03/09	200,000
Federal Home Loan Bank (next reset date 12/01/08) (Ê)	75,000	0.860	04/23/09	75,000
Federal Home Loan Bank (next reset date 12/04/08) (Ê)	111,000	2.578	12/04/08	111,001
Federal Home Loan Mortgage Corp.	150,000	1.050	02/06/09	149,707
Federal Home Loan Mortgage Corp. (next reset date 12/26/08) (Ê)	200,000	3.306	12/26/08	200,023
Federal Home Loan Mortgage Discount Note	200,000	1.300	12/17/08	199,884
Federal National Mortgage Association Discount Note	150,000	1.100	02/04/09	149,702
Federal National Mortgage Association Discount Note	100,000	1.300	12/18/08	99,939
Federal National Mortgage Association Discount Note	150,000	1.100	02/03/09	149,707
Federal National Mortgage Association Discount Note	175,000	1.050	02/02/09	174,678
Total United States Government Agencies (amortized cost $1,509,641)				1,509,641
Total Investments - 51.3% (amortized cost $1,509,641)				1,509,641

Repurchase Agreements - 48.7%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $43,000 dated November 28, 2008, at 0.230% to be repurchased at $43,001 on December 1, 2008, collateralized by: $43,869 par United States Government Agency Obligations, valued at $43,860	43,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $70,000 dated November 28, 2008, at 0.230% to be repurchased at $70,001 on December 1, 2008, collateralized by: $71,429 par United States Government Agency Obligations, valued at $71,400	70,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $325,000 dated November 28, 2008, at 0.250% to be repurchased at $325,007 on December 1, 2008, collateralized by: $303,077 par United States Government Agency Obligations, valued at $331,500	325,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $325,000 dated November 28, 2008, at 0.250% to be repurchased at $325,007 on December 1, 2008, collateralized by: $312,093 par United States Government Agency Obligations, valued at $331,501	325,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $300,000 dated November 28, 2008, at 0.370% to be repurchased at $300,009 on December 1, 2008, collateralized by: $297,932 par United States Government Agency Obligations, valued at $306,001	300,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $75,000 dated November 28, 2008, at 0.250% to be repurchased at $75,002 on December 1, 2008, collateralized by: $75,163 par United States Government Agency Obligations, valued at $76,501	75,000

US Government Money Market Fund
6

SSgA
US Government Money Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $25,000 dated November 28, 2008, at 0.250% to be repurchased at $25,001 on December 1, 2008, collateralized by: $24,233 par United States Government Agency Obligations, valued at $25,501	25,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $75,000 dated November 28, 2008, at 0.250% to be repurchased at $75,002 on December 1, 2008, collateralized by: $72,545 par United States Government Agency Obligations, valued at $76,503	75,000
Agreement with JP Morgan Chase Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $75,000 dated November 28, 2008, at 0.150% to be repurchased at $75,001 on December 1, 2008, collateralized by: $76,395 par United States Government Agency Obligations, valued at $76,501	75,000
Agreement with UBS Securities, LLC and JP Morgan Chase & Co. (Tri-Party) of $25,154 dated November 28, 2008, at 0.250% to be repurchased at $25,155 on December 1, 2008 collateralized by: $29,475 par United States Treasury Obligations, valued at $25,658	25,154
Agreement with UBS Securities, LLC and JP Morgan Chase & Co. (Tri-Party) of $93,000 dated November 28, 2008, at 0.250% to be repurchased at $93,002 on December 1, 2008, collateralized by: $91,249 par United States Government Agency Obligations, valued at $94,862	93,000
Total Repurchase Agreements (identified cost $1,431,154)	1,431,154
Total Investments and Repurchase Agreements - 100.0% (cost $2,940,795) (†)	2,940,795
Other Assets and Liabilities, Net - 0.0%	1,220
Net Assets - 100.0%	2,942,015

See accompanying notes which are an integral part of the schedules of investments.

US Government Money Market Fund
7

SSgA
Tax Free Money Market Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Market Value $
Short-Term Tax-Exempt Obligations - 75.2%
Alaska - 0.5%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	2.900	07/01/22	2,250
Arizona - 2.0%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	9.500	07/01/23	2,500
Phoenix Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	5,000	5.600	11/01/42	5,000
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	0.850	12/01/22	2,400
				9,900
California - 2.6%
California School Cash Reserve Program Authority Certificate Of Participation (µ)	2,000	3.000	07/06/09	2,016
Irvine California Special Assessment, weekly demand (Ê)(µ)	8,935	1.250	09/02/32	8,935
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	1,710	0.450	07/01/25	1,710
				12,661
Colorado - 4.9%
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	18,500	2.000	11/01/25	18,500
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	0.950	10/01/30	725
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,060	9.500	09/01/18	1,060
Southern Ute Indian Tribe of Southern Ute Indian Reservation Revenue Bonds, weekly demand (Ê)	3,700	0.900	11/01/31	3,700
				23,985
Connecticut - 0.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	0.400	07/01/29	2,500
District of Columbia - 0.6%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,090	3.800	06/01/15	1,090
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,700	3.800	06/01/30	1,700
				2,790
Florida - 2.9%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	0.900	01/01/16	2,410
Jacksonville Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	11,615	0.900	08/15/27	11,615
				14,025
Georgia - 5.8%
Georgia Local Government Certificate of Participation, weekly demand (Ê)	15,000	4.140	12/01/22	15,000
Georgia Local Government Certificate of Participation, weekly demand (Ê)(µ)	13,420	4.030	06/01/28	13,420
				28,420
Idaho - 0.7%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	1.700	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,000	1.700	07/01/33	2,000
				3,500

Tax Free Money Market Fund
8

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Illinois - 5.5%
Austin Trust Various States Revenue Bonds, weekly demand (Ê)(µ)	10,705	0.930	08/15/47	10,705
County of Will Illinois Revenue Bonds, weekly demand (Ê)(µ)	3,440	2.700	12/01/25	3,440
Du Page & Will Counties Community School District No. 204 Indian General Obligation Unlimited	2,630	5.000	12/30/08	2,637
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	3,400	0.900	03/01/27	3,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	0.800	01/01/36	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,150	0.830	04/01/41	3,150
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	0.900	08/01/15	2,300
				26,832
Kentucky - 1.8%
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	9,000	1.100	05/15/23	9,000
Maine - 0.9%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	700	1.750	07/01/12	700
State of Maine General Obligation Unlimited	3,820	4.000	05/15/09	3,860
				4,560
Maryland - 3.9%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	15,000	2.800	07/01/34	15,000
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	0.800	04/01/35	4,000
				19,000
Massachusetts - 1.2%
Massachusetts Bay Transportation Authority Revenue Bonds, weekly demand (Ê)(l)	1,000	1.000	07/01/30	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds	2,660	1.530	12/03/08	2,660
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	2.470	07/01/27	1,925
				5,585
Michigan - 3.4%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	2.500	12/01/14	1,500
L'Anse Creuse Public Schools General Obligation Unlimited, weekly demand (Ê)(µ)	12,150	2.630	05/01/35	12,150
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	995	1.030	10/01/21	995
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	6.600	06/01/30	2,000
				16,645
Nevada - 0.6%
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.050	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	1.000	10/15/33	1,900
				3,100

Tax Free Money Market Fund
9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
New Hampshire - 1.3%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	2.900	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	0.700	06/01/32	4,500
				6,400
New Jersey - 0.4%
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,050	5.500	06/15/09	2,091
New York - 2.5%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	2.250	08/01/11	1,000
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	0.700	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	3,435	2.650	11/01/22	3,435
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	0.650	11/15/22	4,160
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,520	0.730	07/01/28	1,520
				12,415
North Carolina - 1.0%
Piedmont Triad Airport Authority Revenue Bonds, weekly demand (µ)(æ)	1,200	6.375	07/01/16	1,246
State of North Carolina General Obligation Unlimited	1,000	5.000	02/01/09	1,006
State of North Carolina General Obligation Unlimited	1,750	5.000	03/01/09	1,764
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	0.650	05/01/21	1,000
				5,016
Ohio - 3.0%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,500	0.400	12/01/26	1,500
County of Franklin Ohio Revenue Bonds, weekly demand (Ê)(µ)	6,865	0.820	12/01/28	6,865
Ohio State University Revenue Bonds, weekly demand (Ê)	3,500	0.400	06/01/35	3,500
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,810	0.400	03/15/25	2,810
				14,675
Oregon - 2.1%
Oregon State Department of Administrative Services Revenue Bonds (µ)	10,000	5.000	09/01/09	10,246
Pennsylvania - 5.3%
Delaware River Port Authority Pa & N J Revenue Bonds, weekly demand (Ê)(µ)	14,845	0.900	01/01/26	14,845
Delaware Valley Regioinal Financial Authority Revenue Bonds, weekly demand (Ê)(µ)	11,000	2.030	08/01/28	11,000
				25,845
Puerto Rico - 6.2%
Puerto Rico Highway & Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	15,000	4.100	07/01/35	15,000
Puerto Rico Highway & Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	15,000	4.060	07/01/38	15,000
				30,000
Tennessee - 0.8%
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	1.050	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds, weekly demand (Ê)(µ)	3,095	1.900	01/01/30	3,095
				3,845

Tax Free Money Market Fund
10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Texas - 7.0%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	0.850	12/01/14	1,400
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	25,100	0.600	12/01/41	25,100
Katy Independent School District General Obligation Unlimited, weekly demand (æ)	1,300	6.125	02/15/32	1,315
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	1.000	05/15/30	3,500
Texas A&M University Revenue Bonds	2,700	5.375	05/15/09	2,746
				34,061
Utah - 1.6%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	1.350	08/01/31	1,750
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	1.300	07/01/33	6,000
				7,750
Virginia - 3.1%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	1.450	06/15/26	1,500
Virginia Commonwealth University Revenue Bonds, weekly demand (Ê)(µ)	13,500	0.900	11/01/30	13,500
				15,000
Washington - 2.5%
State of Washington General Obligation Unlimited, weekly demand (æ)	4,050	5.625	07/01/17	4,143
Washington Higher Education Facilities Authority Revenue Bonds, weekly demand (Ê)	8,000	0.850	10/01/29	8,000
				12,143
Wisconsin - 0.6%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	1.600	09/01/33	3,000
Total Short-Term Tax-Exempt Obligations (cost $367,240)				367,240
Short-Term Investments - 24.4%
Aim Tax Free Cash Reserve Money Market Fund	119,150,000			119,150
Total Short-Term Investments (cost $119,150)				119,150
Total Investments - 99.6% (amortized cost $486,390)				486,390
Other Assets and Liabilities, Net - 0.4%				1,934
Net Assets - 100%				488,324

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund
11

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Quality Ratings as of % of Value

AAA	97%
AA	3
100%

Economic Sector Emphasis as a of % of Value

24%
Health Care Revenue	17
Industrial Revenue	13
Education Revenue	11
General Obligation	10
Other Revenue	8
Utilities Revenue	7
Housing Revenue	6
Leasing Revenue	3
Pollution Control Revenue	1
100%

See accompanying notes which are an integral part of the schedules of investments.
12

SSgA
Money Market Funds

Notes to Schedules of Investments — November 30, 2008 (Unaudited)

Footnotes

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A). Security may have contractual restriction on resale, may have been offered in a private placement.

(ß)  Illiquid security.

Notes to Schedule of Investments
13

SSgA
Money Market Funds

Notes to Quarterly Report — November 30, 2008 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2008. This Quarterly Report reports on three funds of the Investment Company, the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund, each, a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, the Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price the Fund would receive if it sold the instrument.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Notes to Quarterly Report
14

SSgA
Money Market Funds

Notes to Quarterly Report, (continued) — November 30, 2008 (Unaudited)

Inputs used in valuing the Funds' investments carried at value for the period ended November 30, 2008 were as follows:

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$—	$—	$—	$—	$—	$—
Level 2	9,198,303,715	—	2,940,794,591	—	486,390,067	—
Level 3	—	—	—	—	—	—
	$9,198,303,715	$—	$2,940,794,591	$—	$486,390,067	$—

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of November 30, 2008, there were no Level 3 securities held by the Funds.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (the "Central Fund"). As of November 30, 2008, $51,200 represents the investments of other SSgA Funds not presented herein.

4. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

Notes to Quarterly Report
15

SSgA
Money Market Funds

Notes to Quarterly Report, (continued) — November 30, 2008 (Unaudited)

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by the Advisor pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments:

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Money Market Fund - 2.2%
Goldman Sachs Group, Inc. Master Note	08/21/08	100,000,000	100.00	100,000	100,000
Goldman Sachs Group, Inc. Promissory Note	07/17/08	100,000,000	100.00	100,000	100,000
					$200,000

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

5. Subsequent Events

The U.S. Treasury Department has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. SSgA Money Market Fund and SSgA Tax Free Money Market Fund, (collectively, the "Participating SSgA Money Market Funds") have elected to participate in the Program. The Participating SSgA Money Market Funds are responsible for payment of fees required to participate in the program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Funds, is limited to the assets of the federal government's Exchange Stabilization Fund, which currently are approximately $50 billion.

The Program was initially due to expire on December 18, 2008, and has been extended by the U.S. Treasury until April 30, 2009.

As of this Annual Report, more information is available about the Program at:

http://www.treas.gov/offices/domestic-finance/key-initiatives/money-market-fund.html

Notes to Quarterly Report
16

SSgA
Money Market Funds

Shareholder Requests for Additional Information — November 30, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
17

MMQR-11/08

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

November 30, 2008

SSgA Funds
Institutional Money Market Funds

Quarterly Report

November 30, 2008 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
US Treasury Money Market Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Treasury - 58.9%
United States Treasury Bills	200,000	0.0100	12/04/08	200,000
United States Treasury Bills	200,000	0.0200	12/04/08	200,000
United States Treasury Bills	300,000	0.0800	12/04/08	299,998
United States Treasury Bills	1,000,000	0.0700	12/11/08	999,981
United States Treasury Bills	500,000	0.0600	12/18/08	499,986
United States Treasury Bills	1,000,000	0.1000	12/18/08	999,953
United States Treasury Bills	1,000,000	0.0500	12/26/08	999,965
United States Treasury Bills	450,000	0.0850	12/26/08	449,973
United States Treasury Bills	400,000	0.0550	01/15/09	399,972
Total United States Treasury (amortized cost $5,049,828)				5,049,828
Total Investments - 58.9% (amortized cost $5,049,828)				5,049,828
Repurchase Agreements - 41.1%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $250,000 dated November 28, 2008 at 0.200% to be repurchased at $250,004 on December 1, 2008, collateralized by: $172,011 par United States Treasury Obligations, valued at $255,000				250,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $250,000 dated November 28, 200,87 at 0.200% to be repurchased at $250,011 on December 1, 2008, collateralized by: $257,246 par United States Treasury Obligations, valued at $255,000				250,000
Agreement with Citigroup and The Bank of New York, Inc. (Tri-Party) of $100,000 dated November 28, 2008 at 0.200% to be repurchased at $100,002 on December 1, 2008, collateralized by: $97,259 par United States Treasury Obligations, valued at $102,000				100,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $43,000 dated November 28, 2008 at 0.250% to be repurchased at $43,001 on December 1, 2008, collateralized by: $37,690 par United States Treasury Obligations, valued at $43,865				43,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $1,000,000 dated November 28, 2008 at 0.200% to be repurchased at $1,000,017 on December 1, 2008, collateralized by: $907,861 par United States Treasury Obligations, valued at $1,020,000				1,000,000
Agreement with Greenwich Capital Markets, Inc. and JP Morgan Chase & Co. (Tri-Party) of $250,000 dated November 28, 2008 at 0.250% to be repurchased at $250,005 on December 1, 2008, collateralized by: $296,648 par United States Treasury Obligations, valued at $255,001				250,000
Agreement with HSBC Securities, Inc.and JP Morgan Chase & Co. (Tri-Party) of $250,000 dated November 28, 2008 at 0.200% to be repurchased at $250,004 on December 1, 2008, collateralized by: $298,686 par United States Treasury Obligations, valued at $255,002				250,000

US Treasury Money Market Fund
3

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $1,000,000 dated November 28, 2008 at 0.250% to be repurchased at $1,000,021 on December 1, 2008, collateralized by: $1,020,143 par United States Treasury Obligations, valued at $1,020,000	1,000,000
Agreement with UBS Securities, LLC and JP Morgan Chase & Co. (Tri-Party) of $374,478 dated November 28, 2008 at 0.250% to be repurchased at $374,486 on December 1, 2008, collateralized by: $447,272 par United States Treasury Obligations, valued at $381,974	374,478

Total Repurchase Agreements (identified cost $3,517,478)	3,517,478
Total Investments and Repurchase Agreements - 100.0% (cost $8,567,306) (†)	8,567,306
Other Assets and Liabilities, Net - (0.0%)	(1,425)
Net Assets - 100.0%	8,565,881

See accompanying notes which are an integral part of the schedule of investments.

US Treasury Money Market Fund
4

SSgA
Prime Money Market Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Asset-Backed Commerical Paper - 14.2%
Alpine Securitization Corp. (l)	300,000	2.250	12/04/08	299,944
Aspen Funding Corp. (l)	100,000	2.050	01/16/09	99,738
Cancara Asset Securitisation LLC (l)	200,000	2.750	12/01/08	200,000
Cancara Asset Securitisation LLC (l)	300,000	2.100	01/29/09	298,968
Gemini Securitization Corp. (l)	175,000	1.900	01/08/09	174,649
Gemini Securitization Corp. (l)	100,000	1.900	01/09/09	99,794
Liberty Funding LLC (l)	200,000	2.000	01/28/09	199,356
Newport Funding Corp. (l)	125,000	2.000	02/23/09	124,417
Old Line Funding LLC (l)	100,000	2.250	01/05/09	99,781
Ranger Funding Co., LLC (l)	200,000	1.450	01/16/09	199,629
Total Asset-Backed Commercial Paper (amortized cost $1,796,276)				1,796,276
Corporate Bonds and Notes - 4.6%
Bank of America Corp. (next reset date 02/25/09) (Ê)	100,000	2.358	08/25/09	100,000
General Electric Capital Corp. (next reset date 12/24/08) (Ê)	225,000	1.449	09/24/09	225,000
Procter & Gamble International Funding SCA (next reset date 12/09/08) (Ê)	43,000	2.844	09/09/09	43,000
Procter & Gamble International Funding SCA (Ê)	51,000	2.309	02/19/09	51,000
Royal Bank of Scotland PLC (next reset date 12/15/08) (Ê)(l)	58,000	3.219	10/09/09	58,000
Toyota Motor Credit Corp. (next reset date 12/01/08) (Ê)	110,000	1.200	02/02/09	110,000
Total Corporate Bonds and Notes (amortized cost $587,000)				587,000
Domestic Certificates of Deposit - 5.2%
Bank of America Corp.	250,000	2.150	03/17/09	250,000
JPMorgan Chase & Co.	150,000	2.770	12/19/08	150,000
JPMorgan Chase & Co.	250,000	1.600	01/14/09	250,000
Diversified Financial Services Commercial Paper - 2.0%
General Electric Capital Corp.	125,000	2.750	12/04/08	124,971
General Electric Capital Corp.	125,000	3.100	12/19/08	124,806
Total Diversified Financial Services Commercial Paper (amortized cost $249,777)				249,777
Total Domestic Certificates of Deposit (amortized cost $650,000)				650,000
Domestic Commercial Paper - 1.2%
JPMorgan Chase & Co.	150,000	2.910	03/10/09	148,800
Total Domestic Commercial Paper (amortized cost $148,800)				148,800
Eurodollar Certificates of Deposit - 2.8%
ING Bank N.V.	350,000	1.500	12/12/08	350,000
Total Eurodollar Certificates of Deposit (amortized cost $350,000)				350,000

Prime Money Market Fund
5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Foreign Commercial Paper - 0.8%
CBA Del Finance, Inc.	100,000	1.880	01/20/09	99,739
Total Foreign Commercial Paper (amortized cost $99,739)				99,739
Master Note - 0.8%
Goldman Sachs Group, Inc. Master Note (next reset date 12/22/08) (Ê)(ß)(l)	100,000	2.153	02/20/09	100,000
Total Master Note (amortized cost $100,000)				100,000
Promissory Note - 1.6%
Goldman Sachs Group, Inc. Promissory Note (ß)(l)	200,000	3.230	12/02/08	200,000
Total Promissory Note (amortized cost $200,000)				200,000
United States Government Agencies - 1.2%
Freddie Mac Discount Notes	75,000	2.600	02/17/09	74,578
Federal National Mortgage Association Discount Notes	75,000	2.500	02/09/09	74,635
Total United States Government Agencies (amortized cost $149,213)				149,213
Yankee Certificates of Deposit - 42.5%
BNP Paribas SA	400,000	2.910	01/12/09	400,000
BNP Paribas SA	200,000	3.030	03/11/09	200,000
Banco Bilbao Vizcaya Argentaria	300,000	1.510	12/18/08	300,001
Bank of Nova Scotia	75,000	3.250	12/22/08	75,000
Bank of Nova Scotia	300,000	1.860	01/22/09	300,004
Barclays Bank PLC	300,000	1.600	12/08/08	300,000
Barclays Bank PLC	164,000	1.680	12/12/08	164,000
Calyon NY	250,000	1.500	12/29/08	250,000
Lloyds TSB Group PLC	250,000	1.900	01/28/09	250,000
National Australia Bank, Ltd.	400,000	2.900	01/13/09	400,000
Nordea Bank AB	500,000	2.935	02/12/09	500,005
Rabobank	300,000	2.790	12/29/08	300,053
Rabobank	300,000	1.700	03/02/09	300,000
Royal Bank of Canada	445,000	2.800	12/19/08	445,000
Societe Generale	225,000	2.500	12/05/08	224,938
Societe Generale	250,000	2.840	12/05/08	250,000
Svenska Handelsbanken AB	350,000	1.350	12/10/08	350,000
Svenska Handelsbanken AB	200,000	1.980	01/28/09	200,003
Toronto Dominion Bank	150,000	1.750	01/14/09	150,000
Total Yankee Certificates of Deposit (amortized cost $5,359,004)				5,359,004
Total Investments - 76.9% (amortized cost $9,689,809)				9,689,809

Prime Money Market Fund
6

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 23.1%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $2,006,629 dated November 28, 2008, at 0.280% to be repurchased at $2,006,676 on December 1, 2008, collateralized by: $2,448,184 par various United States Government Agency Mortgage Obligations, valued at $2,046,762	2,006,629
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $300,000 dated November 28, 2008, at 0.250% to be repurchased at $300,006 on December 1, 2008, collateralized by: $448,458 par various United States Government Bonds and Notes, valued at $306,000	300,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $300,000 dated November 28, 2008, at 0.300% to be repurchased at $300,008 on December 1, 2008, collateralized by: $422,288 par various United States Government Agency Mortgage Obligations, valued at $306,000	300,000
Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party) of $300,000 dated November 28, 2008, at 0.300% to be repurchased at $300,007 on December 1, 2008, collateralized by: $392,901 par various United States Government Agency Mortgage Obligations, valued at $306,001	300,000
Total Repurchase Agreements (identified cost $2,906,629)	2,906,629
Total Investments and Repurchase Agreements - 100.0% (cost $12,596,438) (†)	12,596,438
Other Assets and Liabilities, Net - 0.0%	4,344
Net Assets - 100.0%	12,600,782

See accompanying notes which are an integral part of the schedules of investments.

Prime Money Market Fund
7

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — November 30, 2008 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

(l)  Restricted security (144). Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(ß)  Illiquid security.

Notes to Schedules of Investments
8

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — November 30, 2008 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2008. This Quarterly Report reports on two funds of the Investment Company, the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund, each, a "Fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, the Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price the Fund would receive if it sold the instrument.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Notes to Quarterly Report
9

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

Inputs used in valuing the Funds' investments carried at value for the period ended November 30, 2008 were as follows:

	US Treasury Money Market Fund		Prime Money Market
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$—	$—	$—	$—
Level 2	8,567,305,882	—	12,596,437,905	—
Level 3	—	—	—	—
	$8,567,305,882	$—	$12,596,437,905	$—

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of November 30, 2008, there were no Level 3 securities held by the Funds.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of November 30, 2008, $117,469,542 represents the investments of other Investment Company Funds not presented herein.

4. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

Notes to Quarterly Report
10

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include

(1) securities deemed liquid by the Advisor pursuant to Board approved policies and procedures or

(2) illiquid securities that are not restricted as designated on the Fund's Schedule of Investments:

Illiquid Securities

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Prime Money Market - 2.4%
Goldman Sachs Group, Inc. Master Note	01/15/08	100,000,000	100.00	100,000	100,000
Goldman Sachs Group, Inc. Promissory Note	02/13/08	200,000,000	100.00	200,000	200,000
					$300,000

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

5. Subsequent Events

The U.S. Treasury Department has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. The SSgA Prime Market Fund, (the "Participating SSgA Money Market Fund") has elected to participate in the Program. The Participating SSgA Money Market Fund is responsible for payment of fees required to participate in the program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Fund, is limited to the assets of the federal government's Exchange Stabilization Fund, which currently are approximately $50 billion.

The Program was initially due to expire December 18, 2008, and has been extended by the U.S. Treasury until April 30, 2009.

As of this Quarterly Report, more information is available about the Program at:

http://www.treas.gov/offices/domestic-finance/key-initiatives/money-market-fund.html

Notes to Quarterly Report
11

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — November 30, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
12

IMMQR-11/08

FIXED INCOME FUNDS

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

November 30, 2008

SSgA Funds

Fixed Income Funds

Quarterly Report

November 30, 2008 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Bond Market Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 97.8%
Asset-Backed Securities - 1.9%
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 3.879% due 09/25/33	144	104
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	499
Structured Asset Securities Corp. Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	256
		859
Corporate Bonds and Notes - 19.4%
Abbott Laboratories 5.875% due 05/15/16	100	103
Aetna, Inc. 7.875% due 03/01/11	35	35
Alabama Power Co. 5.700% due 02/15/33	50	42
American Express Credit Corp. 5.300% due 12/02/15	50	40
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	25	25
Apache Corp. 6.250% due 04/15/12	35	35
Appalachian Power Co. 6.375% due 04/01/36	75	58
Archer-Daniels-Midland Co. 7.000% due 02/01/31	50	48
AT&T, Inc. 6.700% due 11/15/13	150	149
5.625% due 06/15/16	50	44
Avon Products, Inc. 5.125% due 01/15/11	50	49
BAC Capital Trust VI 5.625% due 03/08/35	75	56
Bank of America Corp. 5.420% due 03/15/17	150	129
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	40	41
Bear Stearns Cos. Inc. (The) 5.550% due 01/22/17	145	128
BellSouth Corp. 6.000% due 10/15/11	100	98
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	143
Black & Decker Corp. 7.125% due 06/01/11	50	49
Campbell Soup Co. 6.750% due 02/15/11	50	52

	Principal Amount ($) or Shares	Market Value $
Capital One Financial Corp. 5.700% due 09/15/11	115	97
Cardinal Health, Inc. 6.750% due 02/15/11	65	64
Caterpillar Financial Services Corp. 5.500% due 03/15/16	75	69
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	43
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	43
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	25	25
Citigroup, Inc. 5.100% due 09/29/11	150	139
5.850% due 12/11/34	100	83
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	75	75
Comcast Corp. 5.900% due 03/15/16	100	87
ConocoPhillips 6.650% due 07/15/18	100	99
Countrywide Financial Corp. 6.250% due 05/15/16	125	115
COX Communications, Inc. 5.500% due 10/01/15	50	44
Credit Suisse USA, Inc. 6.125% due 11/15/11	125	122
Cytec Industries, Inc. 5.500% due 10/01/10	25	24
Deere & Co. 7.850% due 05/15/10	32	33
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	73
Energy Transfer Partners, LP 6.125% due 02/15/17	70	57
Enterprise Products Operating LLC Series B 5.600% due 10/15/14	50	42
ERP Operating, LP 6.625% due 03/15/12	75	66
Exelon Generation Co. LLC 6.950% due 06/15/11	25	24
Federal Express Corp. 9.650% due 06/15/12	25	26
FIA Card Services NA 6.625% due 06/15/12	150	151
FirstEnergy Corp. Series B 6.450% due 11/15/11	50	47

Bond Market Fund
3

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Fortune Brands, Inc. 5.375% due 01/15/16	50	40
General Dynamics Corp. 4.250% due 05/15/13	60	59
General Electric Capital Corp. Series GMTN 5.500% due 04/28/11	50	50
Series MTNA 5.875% due 02/15/12	250	249
5.000% due 01/08/16	50	44
6.750% due 03/15/32	100	91
General Electric Co. 5.000% due 02/01/13	200	196
Goldman Sachs Group, Inc. (The)
5.000% due 10/01/14	125	102
5.750% due 10/01/16	100	82
5.950% due 01/15/27	70	44
6.125% due 02/15/33	100	73
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	45
Hasbro, Inc. 6.300% due 09/15/17	50	45
Health Care REIT, Inc. 6.200% due 06/01/16	25	17
Hess Corp.
6.650% due 08/15/11	25	24
7.300% due 08/15/31	25	21
HJ Heinz Finance Co. 6.750% due 03/15/32	25	21
Home Depot, Inc. 5.400% due 03/01/16	75	60
Honeywell International, Inc. 5.400% due 03/15/16	25	24
HSBC Bank USA Series BKNT 5.625% due 08/15/35	75	60
HSBC Finance Capital Trust IX 5.911% due 11/30/35	50	29
HSBC Finance Corp. 7.000% due 05/15/12	100	96
International Business Machines Corp. 5.875% due 11/29/32	50	43
Johnson & Johnson 5.150% due 07/15/18	150	156
JP Morgan Chase Capital XV 5.875% due 03/15/35	100	69
JPMorgan Chase & Co.
7.875% due 06/15/10	125	128
4.750% due 05/01/13	100	96
Kellogg Co. Series B 7.450% due 04/01/31	50	55

	Principal Amount ($) or Shares	Market Value $
Kimberly-Clark Corp. 5.625% due 02/15/12	25	26
Kimco Realty Corp. 5.783% due 03/15/16	50	32
Kinder Morgan Energy Partners, LP
6.750% due 03/15/11	35	34
7.400% due 03/15/31	25	20
Kraft Foods, Inc. 6.500% due 11/01/31	25	21
Kroger Co. (The) 5.500% due 02/01/13	100	95
Lubrizol Corp. 6.500% due 10/01/34	25	19
Macys Retail Holdings, Inc. 7.450% due 07/15/17	75	43
Marathon Oil Corp. 6.800% due 03/15/32	100	77
McDonald's Corp. 5.350% due 03/01/18	175	171
Mellon Funding Corp. 6.375% due 02/15/10	25	25
Merrill Lynch & Co., Inc.
6.875% due 04/25/18	100	94
6.220% due 09/15/26	50	40
MetLife, Inc. 5.375% due 12/15/12	46	43
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	73
Morgan Stanley 5.750% due 10/18/16	100	81
National City Bank of Indiana 4.250% due 07/01/18	100	69
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	25	25
News America Holdings, Inc. 8.000% due 10/17/16	75	73
News America, Inc. 6.150% due 03/01/37	50	37
Norfolk Southern Corp. 7.250% due 02/15/31	70	66
Northrop Grumman Systems Corp. 7.125% due 02/15/11	50	52
Oncor Electric Delivery Co.
6.375% due 05/01/12	25	24
7.000% due 05/01/32	25	20
Pacific Gas & Electric Co. 4.800% due 03/01/14	75	69
Pacificorp 5.250% due 06/15/35	75	61

Bond Market Fund
4

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	55
Pharmacia Corp. 6.600% due 12/01/28	100	101
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	43
PPL Energy Supply LLC 5.400% due 08/15/14	100	80
Praxair, Inc. 6.375% due 04/01/12	70	73
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	49
Procter & Gamble - Esop Series A 9.360% due 01/01/21	23	27
Progress Energy, Inc.
7.100% due 03/01/11	25	25
5.625% due 01/15/16	50	44
PSEG Power LLC 6.950% due 06/01/12	75	73
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	97
Rohm & Haas Co. 7.850% due 07/15/29	50	48
Sempra Energy 7.950% due 03/01/10	80	80
Simon Property Group, LP 5.750% due 05/01/12	100	78
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	25	26
Southern Copper Corp. 7.500% due 07/27/35	25	17
Spectra Energy Capital LLC 6.250% due 02/15/13	50	48
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	70
Time Warner Cable, Inc.
Series WI 5.400% due 07/02/12	50	46
8.750% due 02/14/19	200	196
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	50	43
Union Pacific Corp. 6.125% due 01/15/12	50	48
US Bank NA Series BKNT 6.375% due 08/01/11	75	75
Valero Energy Corp. 6.875% due 04/15/12	25	24

	Principal Amount ($) or Shares	Market Value $
Verizon Communications, Inc. 5.850% due 09/15/35	150	115
Verizon Global Funding Corp.
6.875% due 06/15/12	90	89
4.375% due 06/01/13	50	45
Vornado Realty, LP 5.600% due 02/15/11	50	45
Wal-Mart Stores, Inc.
4.500% due 07/01/15	100	97
5.250% due 09/01/35	150	126
Walt Disney Co. (The) Series MTNC 5.625% due 09/15/16	75	72
Waste Management, Inc. 7.375% due 08/01/10	50	48
Wells Fargo & Co. 5.125% due 09/15/16	100	92
Wells Fargo Bank NA Series BKNT 6.450% due 02/01/11	150	153
Wisconsin Power & Light Co. 6.375% due 08/15/37	100	90
Yum! Brands, Inc. 6.250% due 04/15/16	75	64
		8,883
International Debt - 2.6%
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	34
America Movil SAB de CV 5.750% due 01/15/15	25	22
Anadarko Finance Co. Series B 7.500% due 05/01/31	25	20
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	25	23
Canadian National Railway Co. 4.400% due 03/15/13	50	47
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	50	46
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	40
Deutsche Telekom International Finance BV 8.750% due 06/15/30	50	47
Diageo Capital PLC 5.500% due 09/30/16	75	68
EnCana Corp. 6.300% due 11/01/11	25	25
Export-Import Bank of Korea 5.125% due 02/14/11	50	46

Bond Market Fund
5

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
France Telecom SA 8.500% due 03/01/31	50	50
Mexico Government International Bond
6.375% due 01/16/13	25	25
6.625% due 03/03/15	100	98
National Gas Co. of Trinidad & Tobago, Ltd. (l) 6.050% due 01/15/36	25	18
Petro-Canada 4.000% due 07/15/13	50	41
Scottish Power, Ltd. 5.810% due 03/15/25	100	79
Talisman Energy, Inc. 5.850% due 02/01/37	25	17
Teck Cominco, Ltd. 5.375% due 10/01/15	50	37
Telefonica Europe BV 7.750% due 09/15/10	75	75
Telefonos de Mexico SAB de CV 4.750% due 01/27/10	100	99
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	87
Transocean, Inc. 7.500% due 04/15/31	25	21
Tyco International Group SA 7.000% due 06/15/28	25	18
Vale Overseas, Ltd. 6.250% due 01/23/17	50	45
Vodafone Group PLC 5.625% due 02/27/17	100	85
		1,213
Mortgage-Backed Securities - 49.4%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	202
Banc of America Mortgage Securities, Inc. (Ê)
Series 2005-B Class 2A1 4.378% due 03/25/35	289	178
Series 2005-I Class 2A2 4.867% due 10/25/35	3,259	1,756
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 6.021% due 06/15/38	643	495
Fannie Mae
6.000% due 2011	3	3
6.000% due 2013	176	180
5.500% due 2014	8	8
6.500% due 2014	277	285
7.500% due 2015	28	30
6.500% due 2016	48	50

	Principal Amount ($) or Shares		Market Value $
5.000% due 2018	1,342		1,370
5.500% due 2018	273		279
5.500% due 2019	109		111
8.000% due 2023	—	±	—	±
9.000% due 2025	301		329
9.000% due 2026	2		3
7.500% due 2027	163		173
6.000% due 2028	14		14
6.000% due 2029	5		5
7.000% due 2029	5		5
6.000% due 2030	3		3
7.500% due 2030	4		4
8.000% due 2031	15		16
4.500% due 2033	697		689
6.000% due 2033	549		562
5.500% due 2034	967		984
5.099% due 2036 (Ê)	2,101		2,123
5.000% due 2037	27		27
5.000% due 2038	684		689
6.000% due 2038	1,921		1,965
Freddie Mac
7.000% due 2009	4		4
9.000% due 2010	7		7
6.000% due 2011	1		1
8.000% due 2011	2		3
7.000% due 2012	47		48
7.000% due 2013	385		398
6.000% due 2016	70		72
7.000% due 2016	109		114
4.500% due 2019	394		395
8.500% due 2025	1		1
6.500% due 2029	122		127
7.000% due 2030	3		3
7.000% due 2031	116		121
6.500% due 2032	343		355
6.000% due 2033	160		164
6.500% due 2033	499		516
7.000% due 2033	225		234
5.000% due 2035	1,994		2,007
5.500% due 2038	2,464		2,501
Ginnie Mae I
8.000% due 2012	59		62
10.000% due 2013	3		3
7.500% due 2022	1		1
7.000% due 2023	91		95
7.500% due 2023	1		1
6.500% due 2024	2		2
7.500% due 2024	41		44
8.500% due 2025	9		10
7.500% due 2027	3		3
6.500% due 2028	25		26
7.000% due 2028	17		18
7.500% due 2028	15		15

Bond Market Fund
6

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
8.500% due 2028	19	20
7.500% due 2029	1	1
8.000% due 2029	10	11
7.500% due 2030	13	13
8.000% due 2030	53	56
7.000% due 2031	164	170
6.500% due 2032	114	117
7.000% due 2032	201	208
7.500% due 2032	8	9
5.000% due 2033	259	261
6.000% due 2038	963	985
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	605
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	159
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.549% due 03/25/35	284	184
		22,688
United States Government Agencies - 13.2%
Fannie Mae 6.125% due 03/15/12	600	660
4.625% due 10/15/14	500	532
Federal Home Loan Bank
4.250% due 11/02/10	1,000	1,032
Series 467 5.250% due 06/18/14	200	219
Federal Home Loan Bank Discount Notes 4.750% due 09/11/15	1,000	1,054
Freddie Mac 4.750% due 12/08/10	1,000	1,041
3.875% due 06/29/11	750	775
4.875% due 06/13/18	500	532
6.750% due 03/15/31	175	223
		6,068

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 11.3%
United States Treasury Notes 2.750% due 07/31/10	1,650	1,703
3.625% due 12/31/12	1,500	1,640
4.250% due 11/15/17	150	166
5.250% due 11/15/28	900	1,087
5.000% due 05/15/37	450	567
		5,163
Total Long-Term Investments (cost $47,597)		44,874
Short-Term Investments - 1.4%
Fannie Mae 6.000% due 01/01/09	15	15
Federal Home Loan Bank Discount Notes (ç)(ÿ)(§) Zero coupon due 12/24/08	300	300
SSgA Prime Money Market Fund	326,199	326
Total Short-Term Investments (cost $641)		641
Total Investments - 99.2%
(identified cost $48,238)		45,515
Other Assets and Liabilities, Net - 0.8%		371
Net Assets - 100.0%		45,886

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund
7

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 10 Year Notes	37	USD	4,476	03/09	127
Short Positions
United States Treasury 5 Year Notes	13	USD	1,517	03/09	(12)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					115

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund
8

SSgA
Intermediate Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 97.5%
Asset-Backed Securities - 1.2%
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 3.799% due 04/25/32	288	232
Series 2003-BC3 Class A2 3.879% due 09/25/33	157	114
Structured Asset Securities Corp. Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	85
		431
Corporate Bonds and Notes - 29.0%
Abbott Laboratories 5.600% due 05/15/11	25	26
Alcoa, Inc. 7.375% due 08/01/10	55	54
Allstate Corp. (The) 6.125% due 02/15/12	72	70
American Express Co. 5.250% due 09/12/11	75	69
4.875% due 07/15/13	30	25
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	44
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	94
Apache Corp. 6.250% due 04/15/12	20	20
AT&T, Inc. 6.700% due 11/15/13	150	149
AvalonBay Communities, Inc. 6.125% due 11/01/12	50	38
Bank of America Corp. 7.400% due 01/15/11	100	101
Bank of America NA 5.300% due 03/15/17	250	224
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	30	31
Bank One Corp. 5.900% due 11/15/11	35	35
BB&T Corp. 6.500% due 08/01/11	15	15
Bear Stearns Cos., Inc. (The) 5.300% due 10/30/15	50	46
BellSouth Corp. 6.000% due 10/15/11	50	49
5.200% due 12/15/16	125	106
Berkshire Hathaway Finance Corp. 4.500% due 01/15/13	200	197
4.850% due 01/15/15	150	143

	Principal Amount ($) or Shares	Market Value $
Boeing Capital Corp. 6.500% due 02/15/12	75	76
Boston Properties, LP 6.250% due 01/15/13	30	24
Bottling Group LLC 5.500% due 04/01/16	100	96
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	50	46
Campbell Soup Co. 6.750% due 02/15/11	35	36
Capital One Financial Corp. 5.700% due 09/15/11	60	51
Carolina Power & Light Co. 5.250% due 12/15/15	70	68
Caterpillar Financial Services Corp. 4.625% due 06/01/15	75	68
5.450% due 04/15/18	100	88
Cellco Partnership (l) 8.500% due 11/15/18	150	151
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	50	42
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	22
Cisco Systems, Inc. 5.500% due 02/22/16	100	98
Citigroup, Inc. 4.625% due 08/03/10	75	72
5.500% due 02/15/17	125	101
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	92
Coca-Cola Co. (The) 5.750% due 03/15/11	35	36
Coca-Cola Enterprises, Inc. 8.500% due 02/01/12	36	39
Colgate-Palmolive Co. 4.200% due 05/15/13	60	60
Comcast Corp. 5.850% due 01/15/10	50	49
6.500% due 01/15/15	50	46
4.950% due 06/15/16	25	21
ConAgra Foods, Inc. 5.819% due 06/15/17	61	54
ConocoPhillips 4.750% due 10/15/12	50	49
Consumers Energy Co. 5.150% due 02/15/17	50	43
COX Communications, Inc. 7.750% due 11/01/10	100	97
5.500% due 10/01/15	25	22
Credit Suisse USA, Inc. 5.375% due 03/02/16	75	66

Intermediate Fund
9

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CSX Corp. 6.750% due 03/15/11	25	24
CVS Caremark Corp. 5.750% due 06/01/17	50	43
Cytec Industries, Inc. 5.500% due 10/01/10	25	24
Daimler Finance NA LLC 4.875% due 06/15/10	50	43
DCP Midstream LLC 6.875% due 02/01/11	40	39
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	13
Devon Financing Corp. ULC 6.875% due 09/30/11	50	50
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	50	25
Dover Corp. 4.780% due 10/15/15	25	24
Duke Energy Carolinas LLC 5.625% due 11/30/12	75	75
EI Du Pont de Nemours & Co. 4.125% due 04/30/10	75	75
Eli Lilly & Co. 6.000% due 03/15/12	100	106
Energy East Corp. 6.750% due 06/15/12	55	55
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	25	21
ERP Operating, LP 6.625% due 03/15/12	40	35
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	48
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
Federal Express Corp. 9.650% due 06/15/12	50	52
Florida Power & Light Co. 4.850% due 02/01/13	50	50
Genentech, Inc. 4.750% due 07/15/15	50	47
General Dynamics Corp. 4.250% due 05/15/13	40	39
General Electric Capital Corp. Series MTNA 5.875% due 02/15/12	250	249
6.000% due 06/15/12	300	298
5.400% due 02/15/17	250	222

	Principal Amount ($) or Shares	Market Value $
General Mills, Inc. 6.000% due 02/15/12	25	25
Genworth Financial, Inc. 4.950% due 10/01/15	50	12
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	62
Goldman Sachs Group, Inc. (The) 5.700% due 09/01/12	150	133
5.750% due 10/01/16	75	62
5.625% due 01/15/17	50	37
Goodrich Corp. 7.625% due 12/15/12	30	31
Health Care REIT, Inc. 6.200% due 06/01/16	25	17
Hershey Co. (The) 4.850% due 08/15/15	50	49
Hess Corp. 6.650% due 08/15/11	25	24
HJ Heinz Finance Co. 6.000% due 03/15/12	25	25
Honeywell International, Inc. 7.500% due 03/01/10	50	52
HSBC Finance Corp. 5.500% due 01/19/16	100	86
International Business Machines Corp. 4.750% due 11/29/12	50	50
7.625% due 10/15/18	100	108
Johnson & Johnson 5.150% due 07/15/18	100	104
JPMorgan Chase & Co. 4.750% due 05/01/13	125	120
5.150% due 10/01/15	100	92
Keycorp 6.500% due 05/14/13	100	91
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. 5.783% due 03/15/16	25	16
Kohl's Corp. 6.300% due 03/01/11	10	10
Kroger Co. (The) 5.500% due 02/01/13	75	71
Landesbank Baden-Wuerttemberg 5.050% due 12/30/15	200	213
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	37
Masco Corp. 5.875% due 07/15/12	25	21
McDonald's Corp. 5.350% due 03/01/18	75	73
Mellon Funding Corp. 6.375% due 02/15/10	50	50

Intermediate Fund
10

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Merck & Co., Inc. 4.375% due 02/15/13	75	75
Merrill Lynch & Co., Inc. Series MTNC 4.250% due 02/08/10	100	96
6.875% due 04/25/18	100	94
MetLife, Inc. 5.375% due 12/15/12	75	69
Series A 6.817% due 08/15/18	100	87
Monsanto Co. 7.375% due 08/15/12	10	11
Morgan Stanley 6.750% due 04/15/11	125	118
Series GMTN 4.620% due 01/09/14	100	73
National Fuel Gas Co. 5.250% due 03/01/13	20	19
Nationwide Financial Services 5.900% due 07/01/12	41	37
New Cingular Wireless Services, Inc. 8.125% due 05/01/12	75	76
News America Holdings, Inc. 9.250% due 02/01/13	60	64
8.000% due 10/17/16	75	73
Nisource Finance Corp. 7.875% due 11/15/10	36	32
Ohio Power Co. Series F 5.500% due 02/15/13	25	24
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	24
Oracle Corp. 5.250% due 01/15/16	75	71
Pitney Bowes, Inc. 4.625% due 10/01/12	45	43
PPL Energy Supply LLC 5.400% due 08/15/14	50	40
Praxair, Inc. 6.375% due 04/01/12	50	52
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	25
Procter & Gamble Co. 4.950% due 08/15/14	50	52
PSEG Power LLC 5.500% due 12/01/15	50	42
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	47
Qwest Corp. 7.875% due 09/01/11	50	41
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	55

	Principal Amount ($) or Shares	Market Value $
Sempra Energy 7.950% due 03/01/10	55	55
Simon Property Group, LP 6.100% due 05/01/16	125	86
Southern California Edison Co. 5.000% due 01/15/14	30	29
Spectra Energy Capital LLC 5.668% due 08/15/14	100	87
SunTrust Bank Series BKNT 6.375% due 04/01/11	50	50
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	46
8.750% due 02/14/19	250	246
Time Warner, Inc. 6.875% due 05/01/12	25	23
Union Pacific Corp. 5.650% due 05/01/17	50	46
United Technologies Corp. 6.100% due 05/15/12	90	95
US Bank NA Series BKNT 6.375% due 08/01/11	100	100
Valero Energy Corp. 6.125% due 06/15/17	50	44
Verizon Communications, Inc. 4.900% due 09/15/15	100	86
8.750% due 11/01/18	250	250
Viacom, Inc. 6.250% due 04/30/16	50	41
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	46
Wal-Mart Stores, Inc. 5.375% due 04/05/17	125	129
Walt Disney Co. (The) Series MTNC 6.000% due 07/17/17	100	98
WellPoint, Inc. 6.375% due 01/15/12	30	28
Wells Fargo Bank NA Series BKNT 6.450% due 02/01/11	310	316
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	78
Wisconsin Energy Corp. 6.500% due 04/01/11	59	61
Wyeth 6.950% due 03/15/11	75	78

Intermediate Fund
11

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Xerox Corp. 6.400% due 03/15/16	70	50
Yum! Brands, Inc. 6.250% due 04/15/16	50	43
Zions Bancorporation 5.500% due 11/16/15	50	36
		10,284
International Debt - 4.8%
BHP Billiton Finance USA, Ltd. 8.500% due 12/01/12	26	25
British Telecommunications PLC 8.625% due 12/15/10	75	75
5.950% due 01/15/18	100	85
Canadian National Railway Co. 4.400% due 03/15/13	50	47
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	51
Deutsche Telekom International Finance BV 5.250% due 07/22/13	75	66
EnCana Corp. 6.300% due 11/01/11	50	49
Falconbridge, Ltd. 7.350% due 06/05/12	16	15
France Telecom SA 7.750% due 03/01/11	75	76
Hydro Quebec Series IF 8.000% due 02/01/13	85	95
Koninklijke (Royal) KPN NV 8.000% due 10/01/10	25	25
Korea National Housing Corp. (Ê)(l) 2.468% due 11/22/11	90	90
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	95
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	105	41
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	95
Petrobras International Finance Co. 6.125% due 10/06/16	25	23
Rio Tinto Alcan, Inc. 4.875% due 09/15/12	10	9
4.500% due 05/15/13	50	42
Rogers Cable, Inc. 6.250% due 06/15/13	75	71
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	82

	Principal Amount ($) or Shares	Market Value $
South Africa Government International Bond 7.375% due 04/25/12	50	47
Telecom Italia Capital SA 4.950% due 09/30/14	75	55
Telefonica Emisiones SAU 6.421% due 06/20/16	65	59
Telefonos de Mexico SAB de CV 4.750% due 01/27/10	75	74
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	44
Tyco International Group SA 6.000% due 11/15/13	25	22
Vale Overseas, Ltd. 6.250% due 01/23/17	75	68
Vodafone Group PLC 7.750% due 02/15/10	75	75
5.625% due 02/27/17	100	85
XL Capital Finance Europe PLC 6.500% due 01/15/12	26	18
		1,704
Mortgage-Backed Securities - 8.8%
Banc of America Mortgage Securities, Inc. (Ê) Series 2005-I Class 2A2 4.867% due 10/25/35	734	395
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	243	241
Fannie Mae (Ê) 5.502% due 2036	675	686
Freddie Mac 5.647% due 2037 (Ê)	818	830
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	434	419
TBW Mortgage Backed Pass Through Certificates Series 2007-2 Class A1A 5.965% due 07/25/37	608	575
		3,146
United States Government Agencies - 23.3%
Fannie Mae 3.625% due 02/12/13	1,500	1,531
Federal Home Loan Bank 2.750% due 06/18/10	1,500	1,516
3.375% due 08/13/10	1,000	1,019
4.250% due 11/02/10	500	516
4.000% due 09/06/13	750	778

Intermediate Fund
12

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Freddie Mac 4.375% due 03/01/10	300	308
4.125% due 07/12/10	700	723
3.250% due 01/01/11	500	507
5.000% due 07/15/14	500	541
5.125% due 11/17/17	775	832
		8,271
United States Government Treasuries - 30.4%
United States Treasury Notes 2.750% due 07/31/10	825	852
2.375% due 08/31/10	500	513
1.500% due 10/31/10	250	253
3.875% due 10/31/12	750	826
2.875% due 01/31/13	1,550	1,646
3.125% due 04/30/13	1,000	1,068
3.500% due 05/31/13	500	541
3.375% due 06/30/13	500	537
3.375% due 07/31/13	1,700	1,822
4.250% due 11/15/17	1,250	1,381
3.500% due 02/15/18	425	444
3.875% due 05/15/18	500	540
4.000% due 08/15/18	325	354
		10,777
Total Long-Term Investments (cost $35,364)		34,613

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.5%
Federal Home Loan Bank Discount Notes (ç)(ÿ)(§) Zero coupon due 12/24/08	200	200
SSgA Prime Money Market Fund	348,246	348
Total Short-Term Investments (cost $548)		548
Total Investments - 99.0% (identified cost $35,912)		35,161
Other Assets and Liabilities, Net - 1.0%		347
Net Assets - 100.0%		35,508

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 2 Year Notes	13	USD	2,819	03/09	13
United States Treasury 10 Year Notes	2	USD	242	03/09	7
Short Positions
United States Treasury 5 Year Notes	2	USD	233	03/09	(3)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					17

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund
13

SSgA
High Yield Bond Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 88.2%
Corporate Bonds and Notes - 79.7%
Actuant Corp. 6.875% due 06/15/17	175	137
AES Corp. (The) (l) 8.000% due 06/01/20	330	211
Airgas, Inc. (l) 7.125% due 10/01/18	175	140
Albertsons, Inc. 7.500% due 02/15/11	100	93
7.450% due 08/01/29	230	158
Alliant Techsystems, Inc. 6.750% due 04/01/16	325	278
Allied Waste North America, Inc. 7.250% due 03/15/15	425	375
American Tower Corp. 7.125% due 10/15/12	325	305
Aramark Corp. 8.500% due 02/01/15	250	207
Arch Western Finance LLC 6.750% due 07/01/13	275	221
Atlas Energy Resources LLC (l) 10.750% due 02/01/18	325	205
Baldor Electric Co. 8.625% due 02/15/17	250	184
Bausch & Lomb, Inc. (l) 9.875% due 11/01/15	175	135
BE Aerospace, Inc. 8.500% due 07/01/18	300	247
Biomet, Inc. Series WI 11.625% due 10/15/17	175	131
Cablevision Systems Corp. Series B 8.000% due 04/15/12	200	164
Caesars Entertainment, Inc. 7.875% due 03/15/10	175	91
8.125% due 05/15/11	175	60
CCH II LLC / CCH II Capital Corp. 10.250% due 09/15/10	425	216
Cellco Partnership (l) 8.500% due 11/15/18	350	353
Cengage Learning Acquisitions, Inc. (l) 10.500% due 01/15/15	400	216
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% due 06/15/13	175	173

	Principal Amount ($) or Shares	Market Value $
Charter Communications Operating LLC / Charter Communications Operating Capital (l) 8.000% due 04/30/12	60	43
Chesapeake Energy Corp. 6.500% due 08/15/17	550	375
Chiquita Brands International, Inc. 8.875% due 12/01/15	250	178
CHS/Community Health Systems, Inc. 8.875% due 07/15/15	350	281
Clear Channel Communications, Inc. 5.500% due 09/15/14	150	23
CMS Energy Corp. 8.500% due 04/15/11	375	357
Constellation Brands, Inc. 7.250% due 05/15/17	600	498
Corrections Corp. of America 6.250% due 03/15/13	325	286
Cricket Communications, Inc. 9.375% due 11/01/14	200	159
10.000% due 07/15/15 (l)	250	204
Crown Americas LLC / Crown Americas Capital Corp. 7.625% due 11/15/13	325	301
CSC Holdings, Inc. 6.750% due 04/15/12	200	168
DaVita, Inc. 7.250% due 03/15/15	275	238
Delhaize America, Inc. 9.000% due 04/15/31	92	85
Deluxe Corp. 7.375% due 06/01/15	200	122
Denbury Resources, Inc. 7.500% due 12/15/15	240	164
DirecTV Holdings LLC/DirecTV Financing Co. 6.375% due 06/15/15	550	447
Dollar General Corp. 10.625% due 07/15/15	525	472
Domtar Corp. Series * 5.375% due 12/01/13	250	165
Dynegy Roseton/Danskammer Pass Through Trust Series B 7.670% due 11/08/16	250	178
Echostar DBS Corp. 6.375% due 10/01/11	160	136
Edison Mission Energy 7.000% due 05/15/17	175	131
El Paso Corp. 7.250% due 06/01/18	500	347

High Yield Bond Fund
14

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Embarq Corp. 6.738% due 06/01/13	400	316
First Data Corp. Series WI 9.875% due 09/24/15	200	115
Ford Motor Credit Co. LLC 9.750% due 09/15/10	400	202
8.000% due 12/15/16	210	88
Forest Oil Corp. 7.250% due 06/15/19	175	120
7.250% due 06/15/19 (l)	150	103
Fox Acquisition Sub LLC (l) 13.375% due 07/15/16	350	182
Freescale Semiconductor, Inc. 8.875% due 12/15/14	200	68
10.125% due 12/15/16	125	31
Frontier Oil Corp. 8.500% due 09/15/16	375	315
GameStop Corp. / GameStop, Inc. 8.000% due 10/01/12	200	174
Georgia-Pacific LLC 8.000% due 01/15/24	300	194
Goodyear Tire & Rubber Co. (The) 6.678% due 12/01/09 (Ê)	80	71
8.625% due 12/01/11	52	39
Graham Packaging Co., Inc. 9.875% due 10/15/14	175	110
HCA, Inc. 9.125% due 11/15/14	230	187
9.250% due 11/15/16	155	126
Health Net, Inc. 6.375% due 06/01/17	200	108
Host Hotels & Resorts, LP Series Q 6.750% due 06/01/16	320	213
Inergy, LP/Inergy Finance Corp. 8.250% due 03/01/16	325	239
Jarden Corp. 7.500% due 05/01/17	250	163
Knight, Inc. 6.500% due 09/01/12	225	180
L-3 Communications Corp. 7.625% due 06/15/12	540	499
LBI Media, Inc. (l) 8.500% due 08/01/17	300	105
Lender Processing Services, Inc. 8.125% due 07/01/16	500	420
Lyondell Chemical Worldwide, Inc. 10.250% due 11/01/10	450	337
MetroPCS Wireless, Inc. 9.250% due 11/01/14	450	369

	Principal Amount ($) or Shares	Market Value $
MGM Mirage 6.750% due 09/01/12	225	122
Midwest Generation LLC Series B 8.560% due 01/02/16	238	217
Mirant NA LLC Series WI 7.375% due 12/31/13	375	324
Nalco Co. 8.875% due 11/15/13	300	240
Newfield Exploration Co. 7.125% due 05/15/18	250	178
NewPage Corp. 12.000% due 05/01/13	500	173
NRG Energy, Inc. 7.375% due 02/01/16	290	236
7.375% due 01/15/17	60	48
Oncor Electric Delivery Co. (l) 6.800% due 09/01/18	225	203
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	360	338
Peabody Energy Corp. Series B 6.875% due 03/15/13	350	297
PetroHawk Energy Corp. (l) 7.875% due 06/01/15	250	176
Petroleum Development Corp. 12.000% due 02/15/18	175	120
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% due 04/01/17	350	196
Plains Exploration & Production Co. 7.000% due 03/15/17	200	134
Qwest Communications International, Inc. Series B 7.500% due 02/15/14	325	211
Qwest Corp. 8.750% due 03/15/12	375	309
Range Resources Corp. 7.250% due 05/01/18	325	258
RBS Global, Inc. / Rexnord LLC 11.750% due 08/01/16	200	116
Rite Aid Corp. 10.375% due 07/15/16	160	107
Rockwood Specialties Group, Inc. 7.500% due 11/15/14	525	430
Sally Holdings LLC 10.500% due 11/15/16	250	145
Service Corp. International 6.750% due 04/01/15	200	152
Sprint Capital Corp. 6.900% due 05/01/19	800	456

High Yield Bond Fund
15

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Stater Brothers Holdings 7.750% due 04/15/15	200	160
Steel Dynamics, Inc. 6.750% due 04/01/15	200	123
Sungard Data Systems, Inc. 9.125% due 08/15/13	375	291
SUPERVALU, Inc. 7.500% due 11/15/14	375	292
Tenneco, Inc. 8.625% due 11/15/14	210	78
Terex Corp. 8.000% due 11/15/17	150	107
Texas Competitive Electric Holdings Co. LLC (l) 10.250% due 11/01/15	550	352
Unisys Corp. 12.500% due 01/15/16	400	160
Verizon Communications, Inc. (l) 8.750% due 11/01/18	325	325
Warner Chilcott Corp. 8.750% due 02/01/15	195	172
Waste Services, Inc. 9.500% due 04/15/14	325	247
Williams Cos., Inc. 8.750% due 03/15/32	200	146
Windstream Corp. 8.625% due 08/01/16	525	409
		22,780
International Debt - 6.9%
Ashtead Holdings PLC (l) 8.625% due 08/01/15	150	87
Avago Technologies Finance 10.125% due 12/01/13	240	195
Baytex Energy, Ltd. 9.625% due 07/15/10	230	208
Bombardier, Inc. (l) 6.750% due 05/01/12	550	467
Intelsat Jackson Holdings, Ltd. 11.250% due 06/15/16	500	403
Intelsat Subsidiary Holding Co., Ltd. (l) 8.875% due 01/15/15	175	146
Quebecor Media, Inc. Series * 7.750% due 03/15/16	300	201
Rogers Wireless, Inc. 8.000% due 12/15/12	300	277
		1,984

	Principal Amount ($) or Shares	Market Value $
Loan Agreements - 1.6%
Boise Paper Holdings LLC, Second Lien Term Loan (ß)(l) 10.000% due 01/11/16	300	167
Quicksilver Resources, Inc. (ß)(l) 7.750% due 08/08/13	421	294
		461
Total Long-Term Investments (cost $32,772)		25,225
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
Sirius XM Radio, Inc. 2010 Warrants	400	—	±
Total Warrants & Rights (cost $81)		—	±
Short-Term Investments - 4.0%
SSgA Prime Money Market Fund	1,130,972	1,131
Total Short-Term Investments (cost $1,131)		1,131
Total Investments - 92.2% (identified cost $33,984)		26,356
Other Assets and Liabilities, Net - 7.8%		2,244
Net Assets - 100.0%		28,600

See accompanying notes which are an integral part of the schedules of investments.

High Yield Bond Fund
16

SSgA

Fixed Income Funds

Notes to Schedules of Investments — November 30, 2008 (Unaudited)

Footnotes

(Æ)  Non-income producing security.

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
17

SSgA

Fixed Income Funds

Notes to Quarterly Report — November 30, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of November 30, 2008. This Quarterly Report reports on three funds, the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each, a "Fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board including a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At November 30, 2008, none of the Funds' net assets were priced using a qualified broker quote.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their net asset value ("NAV") when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is unreliable.

Notes to Quarterly Report
18

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds' investments carried at value for the period ended November 30, 2008 were as follows:

	Bond Market Fund		Intermediate Fund		High Yield Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$326,199	$115,334	$348,246	$17,364	$1,130,992	$—
Level 2	45,188,881	—	34,812,268	—	25,225,432	—
Level 3	—	—	—	—	—	—
	$45,515,080	$115,334	$35,160,514	$17,364	$26,356,424	$—

* Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of November 30, 2008, there were no Level 3 securities held by the Funds.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Notes to Quarterly Report
19

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

As of November 30, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$48,323,195	$35,973,440	$34,226,134
Gross Tax Unrealized Appreciation	995,000	940,383	61,033
Gross Tax Unrealized Depreciation	(3,803,115)	(1,753,309)	(7,930,743)
Net Tax Unrealized Depreciation	$(2,808,115)	$(812,926)	$(7,869,710)

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. This Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the fiscal year ended November 30, 2008, there were no unfunded loan commitments in the High Yield Bond Fund.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain

Notes to Quarterly Report
20

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by

Notes to Quarterly Report
21

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of SSgA Funds Management, Inc. (the "Advisor")) in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of November 30, 2008, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2008, $1,805,417 of the Prime Money Market Fund's net assets represents investments by these Funds, and $115,644,125 represents the investments of other Investment Company Funds not presented herein.

5.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4 (2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by the Advisor pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments:

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
High Yield Bond Fund - 1.6%
Boise Paper Holdings LLC, Second Lien Term Loan	02/19/08	300,000	90.89	273	167
Quicksilver Resources, Inc.	08/05/05	421,053	98.12	413	294
					$461

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

Notes to Quarterly Report
22

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — November 30, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
23

FIQR-11/08

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Growth Opportunities Fund

Quarterly Report

November 30, 2008

SSgA Funds

International Equity Funds

Quarterly Report

November 30, 2008 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 87.1%
Argentina - 0.2%
Banco Patagonia SA	320,316	2,016
Grupo Clarin Class B (l)	384,076	672
		2,688
Bermuda - 0.5%
Agrenco, Ltd. (Æ)	1,509,092	131
Credicorp, Ltd.	109,502	4,785
Dufry South America, Ltd.	168,548	933
GOME Electrical Appliances Holdings, Ltd. (Ñ)	9,104,000	1,400
Sinofert Holdings, Ltd. (Ñ)	4,281,900	1,913
		9,162
Brazil - 9.4%
Acucar Guarani SA (Æ)	632,148	563
Anglo Ferrous Brazil SA (Æ)	377,078	4,790
Anhanguera Educacional Participacoes SA	275,466	1,626
Banco Bradesco SA - ADR	924,916	9,841
Banco do Brasil SA	691,100	4,290
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Æ)(Ñ)	277,356	9,150
Cia de Bebidas das Americas - ADR (Ñ)	40,900	1,778
Cia Energetica de Minas Gerais - ADR (Ñ)	510,094	8,075
Cia Paranaense de Energia - ADR (Ñ)	775,835	9,186
Cia Vale do Rio Doce Class B (Æ)(Ñ)	3,355,655	40,066
Cyrela Brazil Realty SA	418,700	1,425
Ez Tec Empreendimentos e Participacoes SA	1,261,788	1,096
General Shopping Brasil SA (Æ)	1,364,359	2,547
Lojas Renner SA	207,830	1,198
LPS Brasil Consultoria de Imoveis SA	116,038	315
MPX Energia SA (Æ)	24,807	1,669
Natura Cosmeticos SA	287,200	2,568
Perdigao SA - ADR (Æ)(Ñ)	137,934	4,418
Petroleo Brasileiro SA - ADR	2,368,639	45,291
Tecnisa SA - GDR	545,963	687
Tele Norte Leste Participacoes SA	91,013	1,462
Tele Norte Leste Participacoes SA - ADR	432,985	6,356
Weg SA	360,900	1,802
		160,199
Chile - 2.0%
Banco Santander Chile - ADR	169,996	5,661
Cencosud SA (Æ)	2,131,189	3,211
Cia Cervecerias Unidas SA - ADR	23,718	674
Empresa Nacional de Electricidad SA/Chile	5,220,485	6,097

	Principal Amount ($) or Shares	Market Value $
Empresa Nacional de Telecomunicaciones SA	290,719	2,991
Empresas CMPC SA	9,296	150
Enersis SA - ADR	491,357	6,417
Lan Airlines SA - ADR (Ñ)	410,504	3,489
Sociedad Quimica y Minera de Chile SA - ADR	220,722	4,964
		33,654
China - 9.7%
Anhui Conch Cement Co., Ltd. Class H (Æ)(Ñ)	548,000	2,240
China Coal Energy Co. (Ñ)	5,174,000	3,064
China Communications Construction Co., Ltd. Class H (Ñ)	5,887,024	6,306
China Communications Services Corp., Ltd. Class H	4,358,800	2,642
China Construction Bank Corp. Class H (Ñ)	42,510,000	22,212
China COSCO Holdings Co., Ltd. Class H (Ñ)	4,880,500	2,627
China Life Insurance Co., Ltd. Class H (Ñ)	5,928,000	15,316
China Merchants Bank Co., Ltd. (Ñ)	2,954,000	4,743
China National Materials Co., Ltd. (Æ)(Ñ)	5,059,000	2,062
China Petroleum & Chemical Corp. Class H (Ñ)	13,693,000	9,107
China Railway Construction Corp. (Æ)(Ñ)	4,580,500	6,215
China Shenhua Energy Co., Ltd. (Ñ)	2,472,800	4,562
China Shipping Development Co., Ltd. Class H (Ñ)	4,468,000	3,644
China Telecom Corp., Ltd. Class H (Ñ)	8,298,000	3,154
Guangzhou R&F Properties Co., Ltd. (Æ)(Ñ)	1,804,000	1,098
Harbin Power Equipment Co., Ltd. Class H	3,936,000	2,401
Hengan International Group Co., Ltd. (Ñ)	594,000	1,767
Industrial & Commercial Bank of China (Ñ)	39,441,000	19,397
Jiangxi Copper Co., Ltd. Class H (Ñ)	1,461,000	815
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	90,659	4,679
Parkson Retail Group, Ltd. (Ñ)	3,955,000	3,662
PetroChina Co., Ltd. Class H (Ñ)	20,594,000	17,003
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	2,449,500	9,271
Tencent Holdings, Ltd. (Ñ)	1,621,000	8,925
Want Want China Holdings, Ltd. (Æ)	2,950,700	1,201
Xinao Gas Holdings, Ltd.	2,118,000	2,390
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	3,512,000	1,960

Emerging Markets Fund
3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Yingli Green Energy Holding Co., Ltd. - ADR (Æ)(Ñ)	266,420	1,098
Zijin Mining Group Co., Ltd. Class H (Ñ)	6,127,000	2,189
		165,750
Colombia - 0.8%
BanColombia SA - ADR	278,336	5,661
Ecopetrol SA (Æ)	8,230,295	7,134
		12,795
Cyprus - 0.0%
Urals Energy PCL (Æ)	360,041	18
Czech Republic - 1.2%
CEZ	357,352	14,173
Komercni Banka AS	13,476	2,024
Telefonica O2 Czech Republic AS	224,348	4,877
		21,074
Egypt - 1.6%
Commercial International Bank	354,337	1,835
Egyptian Financial Group-Hermes Holding	1,151,879	3,562
ElSwedy Cables Holding Co. (Æ)	378,441	4,236
Maridive & Oil Services SAE	295,470	606
Orascom Construction Industries	265,721	6,020
Orascom Hotels & Development (Æ)	1	—	±
Orascom Telecom Holding SAE	1,004,325	4,215
Orascom Telecom Holding SAE - GDR (Æ)(l)	34,800	764
Telecom Egypt	1,884,217	5,108
		26,346
Hong Kong - 5.6%
Beijing Enterprises Holdings, Ltd. (Ñ)	1,290,000	4,570
China Everbright, Ltd. (Ñ)	2,150,000	2,148
China Mobile, Ltd. (Ñ)	6,257,700	57,364
China Overseas Land & Investment, Ltd. (Ñ)	8,658,000	11,267
China Resources Power Holdings Co., Ltd. (Ñ)	2,764,000	5,476
CNOOC, Ltd. (Ñ)	16,785,500	13,745
		94,570
Hungary - 1.1%
Magyar Telekom Telecommunications PLC	1,673,466	4,947
MOL Hungarian Oil and Gas NyRt	139,853	7,291
OTP Bank Nyrt (Æ)	197,268	2,912
Richter Gedeon Nyrt	26,143	3,510
		18,660

	Principal Amount ($) or Shares	Market Value $
India - 1.7%
Aban Offshore, Ltd.	29,451	405
Bharat Heavy Electricals, Ltd.	84,593	2,317
Bharti Airtel, Ltd. (Æ)	157,988	2,133
Glenmark Pharmaceuticals, Ltd. (Æ)	83,180	536
Hero Honda Motors Ltd. (Æ)	81,927	1,313
Hindustan Unilever, Ltd.	489,594	2,319
Housing Development Finance Corp.	215,491	5,063
ICICI Bank, Ltd. - ADR (Ñ)	24,609	350
Indian Hotels Co., Ltd.	306,602	246
Infosys Technologies, Ltd.	79,268	1,983
ITC, Ltd.	721,203	2,501
Larsen & Toubro, Ltd.	111,683	1,636
Maruti Suzuki India, Ltd.	95,154	1,020
Oil & Natural Gas Corp., Ltd.	78,072	1,088
Reliance Communications, Ltd.	92,908	366
Reliance Industries, Ltd.	113,547	2,593
Rolta India, Ltd.	181,548	626
Satyam Computer Services, Ltd.	61,599	302
State Bank of India, Ltd.	34,330	751
Sun Pharmaceutical Industries, Ltd.	59,671	1,290
Suzlon Energy, Ltd.	550,104	463
		29,301
Indonesia - 1.5%
Aneka Tambang Tbk PT	19,702,500	1,679
Bank Central Asia Tbk PT	12,083,000	2,721
Bank Mandiri Persero Tbk PT	12,798,500	1,579
Bank Rakyat Indonesia	8,574,000	2,436
Berlian Laju Tanker Tbk PT	33,977,000	1,277
Berlian Laju Tanker Tbk PT (Ñ)	2,299,000	76
Bumi Resources Tbk PT	21,236,500	1,743
International Nickel Indonesia Tbk PT	3,287,500	536
Perusahaan Gas Negara PT	6,732,500	1,036
PT Astra International Tbk	4,216,620	3,589
Telekomunikasi Indonesia Tbk PT	14,369,500	7,011
United Tractors Tbk PT	4,474,500	1,473
		25,156
Ireland - 0.1%
Dragon Oil PLC	1,095,283	2,519
Israel - 4.7%
Bank Hapoalim BM (Æ)	662,987	1,304
Bank Leumi Le-Israel BM	1,119,762	2,435
Check Point Software Technologies (Æ)(Ñ)	276,962	5,708
Elbit Systems, Ltd.	99,546	3,610
Israel Chemicals, Ltd.	1,317,275	7,732
Israel Discount Bank, Ltd. Class A	1,540,794	1,320

Emerging Markets Fund
4

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Partner Communications	263,775	4,128
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	1,249,338	53,909
		80,146
Luxembourg - 0.1%
Evraz Group SA - GDR	107,061	985
Reinet Investments SCA (Æ)	24,385	22
		1,007
Malaysia - 0.0%
Petkim Petrokimya Holding (Æ)	175,305	546
SP Setia BHD	49	—	±
		546
Mexico - 4.5%
America Movil SAB de CV Series L	869,619	26,088
Coca-Cola Femsa SAB de CV - ADR	66,600	2,318
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	39,000	629
Financiera Independencia SAB de CV (Æ)(Ñ)	652,413	389
Fomento Economico Mexicano SAB de CV - ADR	318,900	8,773
Grupo Elektra SA de CV	90,800	3,388
Grupo Financiero Banorte SAB de CV Class O	2,531,615	4,037
Grupo Modelo SAB de CV	1,468,100	3,822
Grupo Televisa SA	296,980	897
Grupo Televisa SA - ADR	428,535	6,368
Mexichem SAB de CV (Ñ)	2,844,700	2,829
Telefonos de Mexico SAB de CV (Ñ)	2,319,400	2,087
Telefonos de Mexico SAB de CV Series L - ADR	236,000	4,097
Wal-Mart de Mexico SAB de CV (Ñ)	3,669,350	10,036
		75,758
Nigeria - 0.2%
Guaranty Trust Bank PLC - GDR (l)	573,490	2,942
Pakistan - 1.2%
Bank Alfalah, Ltd.	2,092,360	829
Engro Chemical Pakistan, Ltd.	588,370	1,346
MCB Bank, Ltd.	1,897,535	5,671
National Bank of Pakistan	400	—	±
Oil & Gas Development Co., Ltd.	1,984,300	2,376
Pakistan Petroleum, Ltd.	674,545	1,656
Pakistan State Oil Co., Ltd.	1,358,100	4,606
Pakistan Telecommunication Co., Ltd.	10,175,442	4,064
		20,548

	Principal Amount ($) or Shares	Market Value $
Russia - 8.3%
Comstar United Telesystems OJSC - GDR	79,287	178
Federal Hydrogener (Æ)	146,822,074	3,830
Gazprom OAO - ADR	3,370,910	58,317
Gazpromneft OAO - ADR	298,245	3,042
LSR Group - GDR (l)	322,165	325
LUKOIL	25,203	814
LUKOIL - ADR (Ñ)	610,495	19,414
Mechel - ADR (Ñ)	220,091	1,380
MMC Norilsk Nickel - ADR (Ñ)	1,044,214	7,706
Mobile Telesystems OJSC - ADR	272,970	8,091
NovaTek OAO - GDR	171,496	3,764
Novolipetsk Steel OJSC - GDR	195,975	1,940
Pharmstandard - GDR (Æ)	213,128	2,025
Rosneft Oil Co.	730,846	2,868
Rostelecom - ADR	36,614	1,549
Sberbank	13,035,115	10,938
Sistema JSFC - GDR	259,110	1,464
SOLLERS	39,777	368
Tatneft - GDR	106,628	3,651
Uralkali - GDR	161,196	1,194
Vimpel-Communications - ADR	647,690	6,153
VTB Bank OJSC (Æ)	594,130,027	653
Wimm-Bill-Dann Foods OJSC (Æ)	39,111	587
Wimm-Bill-Dann Foods OJSC - ADR (Ñ)	12,624	301
		140,552
South Africa - 7.6%
ABSA Group, Ltd.	654,731	6,709
African Bank Investments, Ltd.	1,018,394	2,753
African Rainbow Minerals, Ltd.	388,676	3,883
ArcelorMittal South Africa, Ltd. Class H	441,993	3,775
Aveng, Ltd.	863,234	2,478
Exxaro Resources, Ltd.	469,365	3,321
FirstRand, Ltd.	5,431,357	8,898
Gold Fields, Ltd.	662,471	5,434
Harmony Gold Mining Co., Ltd. (Æ)	367,468	3,137
Kumba Iron Ore, Ltd.	275,677	4,319
MTN Group, Ltd.	1,921,156	19,914
Murray & Roberts Holdings, Ltd.	630,066	3,053
Naspers, Ltd. Class N	499,538	7,630
Nedbank Group, Ltd.	262,598	2,435
Remgro, Ltd.	586,521	4,256
Sasol, Ltd.	722,042	20,562
Shoprite Holdings, Ltd.	1,158,149	5,170
Standard Bank Group, Ltd.	1,619,453	13,906
Steinhoff International Holdings, Ltd.	2,054,891	2,159
Tiger Brands, Ltd.	170,485	2,287
Truworths International, Ltd.	1,193,773	3,728
		129,807

Emerging Markets Fund
5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
South Korea - 12.4%
CJ CheilJedang Corp. (Æ)(Ñ)	8,710	1,004
Daelim Industrial Co. (Ñ)	100,380	2,271
DC Chemical Co., Ltd. (Ñ)	26,405	3,626
Dongbu Insurance Co., Ltd.	151,500	1,609
GS Engineering & Construction Corp. (Ñ)	69,950	2,371
Hana Financial Group, Inc. (Ñ)	145,715	1,742
Hanjin Heavy Industries & Construction Co., Ltd. (Ñ)	89,961	1,227
Hite Brewery, Co. (Æ)	10,820	1,333
Hyundai Department Store Co., Ltd. (Ñ)	89,268	3,357
Hyundai Development Co. (Ñ)	124,488	2,582
Hyundai Heavy Industries (Ñ)	37,709	4,051
Hyundai Mipo Dockyard (Ñ)	49,206	4,377
Hyundai Mobis	125,717	5,315
Hyundai Motor Co. (Ñ)	197,140	5,576
Hyundai Steel Co. (Ñ)	92,340	2,081
Industrial Bank of Korea (Ñ)	195,740	931
KB Financial Group, Inc. (Æ)	414,932	8,530
Korea Line Corp. (Æ)	13,690	549
KT&G Corp. (Ñ)	313,335	17,373
LG Chem, Ltd.	107,990	5,111
LG Corp. Class H (Ñ)	113,625	3,222
LG Electronics, Inc. Class H (Ñ)	185,330	9,964
LG Household & Health Care, Ltd. (Ñ)	28,425	3,237
LG Telecom, Ltd.	408,198	3,003
NHN Corp. (Æ)(Ñ)	90,153	7,518
POSCO	68,411	15,812
Pusan Bank (Ñ)	418,030	1,726
Samsung Electronics Co., Ltd.	143,353	47,416
Samsung Engineering Co., Ltd. (Ñ)	40,946	1,089
Samsung Fire & Marine Insurance Co., Ltd. (Ñ)	59,441	7,846
Samsung Heavy Industries Co., Ltd. (Ñ)	125,050	1,742
Samsung SDI Co., Ltd. (Æ)	48,090	1,967
Shinhan Financial Group Co., Ltd.	488,782	10,177
Shinsegae Co., Ltd.	11,002	3,314
SK Energy Co., Ltd.	93,438	4,342
SK Holdings Co., Ltd. (Ñ)	39,631	2,332
SK Telecom Co., Ltd.	73,480	10,818
Yuhan Corp.	7,900	1,149
		211,690
Sri Lanka - 0.2%
Dialog Telekom, Ltd.	56,711,403	3,351
Switzerland - 0.1%
Orascom Development Holding AG (Æ)	39,748	1,231
Taiwan - 7.4%
Acer, Inc.	2,287,105	2,919
Advanced Semiconductor Engineering, Inc.	4,577,679	1,532

	Principal Amount ($) or Shares	Market Value $
Asia Cement Corp.	1,266,433	1,027
Asustek Computer, Inc.	2,645,076	3,038
AU Optronics Corp.	7,254,939	4,420
Cathay Financial Holding Co., Ltd.	5,951,459	6,222
China Steel Corp. Class H	6,376,289	4,262
Chunghwa Telecom Co., Ltd.	4,833,628	7,591
Compal Electronics, Inc.	3,546,645	1,845
Delta Electronics, Inc.	545,000	1,062
Far Eastern Department Stores Co., Ltd.	2,438,100	1,231
Far Eastern Textile Co., Ltd.	4,948,201	3,381
First Financial Holding Co., Ltd.	4,884,660	2,256
Formosa Chemicals & Fibre Corp.	2,446,543	3,440
Formosa Petrochemical Corp.	1,048,000	2,209
Formosa Plastics Corp.	6,360,000	9,334
Formosa Taffeta Co., Ltd.	2,451,000	1,352
Fubon Financial Holding Co., Ltd.	6,477,000	3,914
HON HAI Precision Industry Co., Ltd.	4,003,915	7,777
HTC Corp.	643,302	6,407
Hua Nan Financial Holdings Co., Ltd.	5,072,680	2,486
InnoLux Display Corp.	1,302,644	753
MediaTek, Inc.	897,938	5,984
Powertech Technology, Inc.	1,453,993	2,094
President Chain Store Corp. (Æ)	536,000	1,263
Siliconware Precision Industries Co.	4,467,347	3,720
Silitech Technology Corp.	690,284	991
Taiwan Cooperative Bank	4,117,000	1,887
Taiwan Fertilizer Co., Ltd. Class H	1,026,000	1,486
Taiwan Mobile Co., Ltd.	2,958,092	4,403
Taiwan Semiconductor Manufacturing Co., Ltd.	15,395,662	19,002
Tripod Technology Corp.	1,514,035	1,454
U-Ming Marine Transport Corp.	825,000	922
Wafer Works Corp.	1	—	±
Wistron Corp.	3,087,695	2,056
Yuanta Financial Holding Co., Ltd.	7,797,220	2,999
		126,719
Thailand - 1.8%
Advanced Info Service PCL	1,025,200	2,226
Bangkok Bank PCL	2,953,500	5,472
Banpu PCL	358,200	1,898
Kasikornbank PCL Class R	2,275,000	2,753
Krung Thai Bank PCL	18,358,300	1,708
Land and Houses PCL	5,007,700	438
Minor International PCL	8,116,392	1,476
PTT Chemical PCL	1,670,454	1,401
PTT Exploration & Production PCL	1,036,100	2,703
PTT PCL	1,360,233	5,752
Thai Oil PCL	1,805,218	967
Total Access Communication PCL (Ñ)	3,010,100	2,560
True Corp. PCL	13,026,600	437
		29,791

Emerging Markets Fund
6

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Turkey - 3.1%
Akbank TAS	1,719,725	4,780
Anadolu Efes Biracilik Ve Malt Sanayii AS	587,749	4,643
Asya Katilim Bankasi AS (Æ)	455,092	368
BIM Birlesik Magazalar AS	97,445	1,996
Enka Insaat ve Sanayi AS	511,782	1,434
Eregli Demir ve Celik Fabrikalari TAS	1,084,427	2,603
Ford Otomotiv Sanayi AS	191,340	540
Haci Omer Sabanci Holding AS	1,560,156	3,122
KOC Holding AS (Æ)	1,321,691	2,157
Tupras Turkiye Petrol Rafine	352,510	3,413
Turk Sise ve Cam Fabrikalari AS (Æ)	1,112,019	776
Turk Telekomunikasyon AS (Æ)	857,372	1,878
Turkcell Iletisim Hizmet AS	1,569,154	8,736
Turkiye Garanti Bankasi AS (Æ)	3,159,828	4,663
Turkiye Halk Bankasi AS	802,540	2,126
Turkiye Is Bankasi Class C	2,309,009	6,015
Turkiye Sinai Kalkinma Bankasi AS (Æ)	1,470,420	798
Yapi ve Kredi Bankasi AS (Æ)	2,780,319	3,433
		53,481
United Kingdom - 0.1%
Anglo American PLC	78,022	1,793
British American Tobacco PLC (Æ)	15,545	388
Highland Gold Mining, Ltd. (Æ)	26,327	23
		2,204
Total Common Stocks (cost $2,070,899)		1,481,665
Preferred Stocks - 3.8%
Brazil - 3.2%
Banco Cruzeiro do Sul SA Class Preferenc	929,498	1,771
Banco Daycoval SA Class Preferenc	711,413	1,513
Banco Industrial e Comercial SA	286,232	249
Banco Itau Holding Financeira SA	2,180,025	25,213
Banco Pine SA	602,264	1,166
Banco Sofisa SA	1,068,818	1,763
Bradespar SA (Æ)	148,200	1,235
Brasil Telecom SA	385,534	2,477
Cia de Transmissao de Energia Eletrica Paulista	222,240	4,621
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	198,437	2,270
NET Servicos de Comunicacao SA (Æ)	1	—	±
Sadia SA	657,390	942

	Principal Amount ($) or Shares	Market Value $
Ultrapar Participacoes SA	348,300	7,712
Usinas Siderurgicas de Minas Gerais SA	357,750	3,630
		54,562
South Korea - 0.6%
Hyundai Motor Co.	72,100	702
LG Electronics, Inc.	25,720	518
Samsung Electronics Co., Ltd.	35,802	8,154
		9,374
Total Preferred Stocks (cost $101,023)		63,936
Warrants & Rights - 0.0%
Chile - 0.0%
Cencosud SA	36	—	±
Luxembourg - 0.0%
Reinet Investments SCA	2	4
Malaysia - 0.0%
IJM Land BHD 2013 Warrants	86	5
Total Warrants & Rights (cost $0)		9
Short-Term Investments - 9.3%
United States - 9.3%
Bank of America Corp. (Ê) Series BKNT 2.926% due 03/27/09	28,000	27,843
2.926% due 05/29/09	40,000	39,649
SSgA Prime Money Market Fund	91,630,221	91,630
Total Short-Term Investments (cost $159,630)		159,122
Other Securities - 14.2%
State Street Navigator Securities Prime Lending Portfolio (d)	241,893,577	241,894
Total Other Securities (cost $241,894)		241,894
Total Investments - 114.4% (identified cost $2,573,446)		1,946,626
Other Assets and Liabilities, Net - (14.4%)		(244,862)
Net Assets - 100.0%		1,701,764

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Hang Seng Index (Hong Kong)	226	HKD	82,637	12/08	938
JSE-40 Index (South Africa)	195	ZAR	38,167	12/08	166
MSCI Taiwan Index	2,719	USD	45,924	12/08	2,357
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					3,461

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	3,270	CZK	65,200	12/01/08	(5)
USD	3,258	ILS	12,802	12/01/08	(4)
USD	2,554	TRY	3,999	12/01/08	5
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(4)

Index Swap Contracts

Fund Receives	Counter Underlying Security	Notional Amount Party	Fund Pays $Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI India Gross Dividends Reinvested	Deutsche Bank	6,554	3 Month USD LIBOR- BBA minus 4.45%	03/27/09	(2,290)
MSCI India Gross Dividends Reinvested	Deutsche Bank	5,325	3 Month USD LIBOR- BBA minus 3.25%	04/24/09	126
MSCI India Gross Dividends Reinvested	Deutsche Bank	17,650	3 Month USD LIBOR- BBA minus 1.50%	09/14/09	(7,624)
MSCI India Gross Dividends Reinvested	Morgan Stanley	9,918	3 Month USD LIBOR- BBA minus 4.00%	01/29/09	(2,324)
MSCI India Gross Dividends Reinvested	Morgan Stanley	5,318	3 Month USD LIBOR- BBA minus 3.00%	04//30/09	(124)
MSCI India Gross Dividends Reinvested	Morgan Stanley	16,805	3 Month USD LIBOR- BBA minus 4.05%	06/26/09	(6,391)
MSCI Poland Gross Dividends Reinvested	Morgan Stanley	1,466	3 Month USD LIBOR- BBA minus 2.50%	01/12/09	(393)
MSCI Thailand Free Gross Dividends Reinvested	Citigroup	1,571	3 Month USD LIBOR- BBA minus 1.50%	05/29/09	(679)
MSCI Turkey Free Gross Dividends Reinvested	Deutsche Bank	943	3 Month USD LIBOR- BBA minus 1.50%	07/14/09	(247)
Total Unrealized Appreciation/(Depreciation) on Open Index Swap Contracts					(19,946)

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
8

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	4.2	72,141
Consumer Staples	5.4	92,336
Energy	14.3	243,129
Financials	30.0	509,569
Health Care	3.8	64,186
Industrials	4.9	82,776
Information Technology	8.7	148,140
Materials	11.5	195,042
Telecommunication Services	13.4	228,703
Utilities	4.0	68,701
Other Securities	14.2	241,894
Warrants & Rights	0.0	9
Total Investments	114.4	1,946,626
Other Assets and Liabilities, Net	(14.4)	(244,862)
Net Assets	100.0	1,701,764
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Africa	7.8	132,749
Asia	42.1	716,801
Europe	14.0	238,546
Latin America	20.5	348,818
Middle East	6.3	106,492
Other Regions	9.4	159,122
United Kingdom	0.1	2,204
Other Securities	14.2	241,894
Total Investments	114.4	1,946,626
Other Assets and Liabilities, Net	(14.4)	(244,862)
Net Assets	100.0	1,701,764

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
9

SSgA
International Stock Selection Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.3%
Australia - 4.8%
Commonwealth Bank of Australia	562,237	12,699
Incitec Pivot, Ltd.	1,976,017	3,468
Newcrest Mining, Ltd.	720,385	11,596
Rio Tinto, Ltd.	110,731	3,410
Stockland (ö)	1,802,856	5,238
Westpac Banking Corp.	949,494	11,254
Woolworths, Ltd.	625,385	11,009
		58,674
Austria - 0.2%
Voestalpine AG	96,925	2,050
Belgium - 0.4%
Anheuser-Busch InBev NV (Æ)	81,053	1,333
KBC Groep NV (Æ)	112,317	3,407
		4,740
Bermuda - 0.5%
Esprit Holdings, Ltd.	1,439,800	6,737
Denmark - 1.3%
Danisco A/S	39,069	1,793
Novo Nordisk A/S Series B	225,601	11,526
Vestas Wind Systems A/S (Æ)	58,750	2,670
		15,989
Finland - 1.9%
Konecranes OYJ	361,398	5,363
Outokumpu OYJ	274,008	2,761
Stora Enso OYJ Class R	698,442	5,696
UPM-Kymmene OYJ	641,101	9,246
		23,066
France - 14.2%
Alstom SA	187,732	10,012
AXA SA	572,200	10,952
BNP Paribas	239,886	13,295
Casino Guichard Perrachon SA	97,166	5,941
CNP Assurances	47,661	3,070
Eutelsat Communications	294,743	6,173
France Telecom SA	764,222	19,722
GDF Suez	712,899	28,686
Peugeot SA	354,173	6,424
Renault SA	162,346	3,585
Sanofi-Aventis SA	194,535	10,791
Total SA	631,454	33,129
UBISOFT Entertainment (Æ)	202,966	4,676
Vallourec	56,533	6,018
Vivendi	397,868	11,276
		173,750

	Principal Amount ($) or Shares	Market Value $
Germany - 6.8%
Allianz SE	129,363	10,825
BASF SE	318,471	10,240
Bayer AG	164,463	8,546
Daimler AG	269,370	8,507
Deutsche Telekom AG	626,812	8,723
K+S AG	60,052	2,722
Muenchener Rueckversicherungs AG	62,273	8,505
RWE AG	269,970	22,775
ThyssenKrupp AG	139,076	2,843
		83,686
Hong Kong - 2.4%
BOC Hong Kong Holdings, Ltd.	8,735,500	9,965
Cheung Kong Holdings, Ltd.	243,000	2,270
Hang Seng Bank, Ltd.	652,000	8,343
Hutchison Whampoa, Ltd.	1,060,000	5,284
New World Development, Ltd.	3,270,000	2,554
Sun Hung Kai Properties, Ltd.	222,000	1,743
		30,159
Italy - 1.7%
ENI SpA	917,753	20,817
Japan - 21.6%
Astellas Pharma, Inc.	354,900	14,478
Bank of Yokohama, Ltd. (The)	480,000	2,504
Canon, Inc.	209,200	6,226
Central Japan Railway Co.	2,413	20,427
Chubu Electric Power Co., Inc.	442,800	12,176
Chugai Pharmaceutical Co., Ltd.	385,407	6,653
Credit Saison Co., Ltd.	342,700	4,577
Fujitsu, Ltd.	2,367,000	10,281
Honda Motor Co., Ltd.	456,800	10,043
ITOCHU Corp.	2,320,000	11,765
JFE Holdings, Inc.	248,100	6,030
Kyocera Corp.	143,000	8,946
Mazda Motor Corp.	1,924,000	3,314
Mitsubishi Electric Corp.	1,140,000	6,150
Mitsubishi Estate Co., Ltd.	188,000	2,813
Mitsubishi UFJ Financial Group, Inc.	2,199,600	12,027
Mitsui OSK Lines, Ltd.	1,904,000	10,173
Mizuho Financial Group, Inc.	2,169	5,714
Nintendo Co., Ltd.	19,500	6,037
Nippon Telegraph & Telephone Corp.	3,847	16,742
NTT Data Corp.	2,560	9,234
NTT DoCoMo, Inc.	9,137	15,161
ORIX Corp.	107,430	6,738
Panasonic Corp.	295,000	3,541
Ricoh Co., Ltd.	806,000	8,412
Sega Sammy Holdings, Inc.	402,600	3,888

International Stock Selection Fund
10

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sony Corp.	150,100	2,914
Sumitomo Electric Industries, Ltd.	1,014,900	7,668
Sumitomo Mitsui Financial Group, Inc.	1,729	6,344
Takeda Pharmaceutical Co., Ltd.	348,700	16,851
UNY Co., Ltd.	760,000	6,703
		264,530
Luxembourg - 0.4%
ArcelorMittal	189,277	4,555
Netherlands - 4.5%
ING Groep NV (Æ)	659,268	5,536
Koninklijke Ahold NV	1,387,611	15,484
Koninklijke DSM NV	272,904	6,332
Koninklijke Philips Electronics NV	427,785	6,977
Unilever NV	876,320	20,484
		54,813
Norway - 0.5%
StatoilHydro ASA	375,300	6,364
Spain - 4.3%
Banco Bilbao Vizcaya Argentaria SA	1,397,337	14,543
Banco Santander SA	1,893,723	15,570
Telefonica SA	1,092,172	22,172
		52,285
Sweden - 0.9%
Alfa Laval AB	629,112	4,949
Eniro AB	1,124,373	1,941
SKF AB Class B (Æ)	531,657	4,249
		11,139
Switzerland - 9.6%
Baloise Holding AG	170,385	9,545
Credit Suisse Group AG	182,605	5,361
Nestle SA	926,070	33,502
Novartis AG	603,679	28,223
Roche Holding AG	98,178	13,806
Swiss Reinsurance	129,751	5,345
UBS AG (Æ)	447,388	5,637
Zurich Financial Services AG	81,899	16,046
		117,465
United Kingdom - 19.2%
Aggreko PLC	1,017,558	7,060
Atkins WS PLC	440,254	4,162

	Principal Amount ($) or Shares	Market Value $
BAE Systems PLC	1,108,604	6,105
Barclays PLC	1,004,457	2,643
BHP Billiton PLC	828,593	15,101
BP PLC	4,108,163	33,323
British American Tobacco PLC	850,915	22,341
British Energy Group PLC	760,196	8,783
Centrica PLC	2,662,110	9,731
Compass Group PLC	2,148,675	10,210
Debenhams PLC	5,268,759	1,967
Drax Group PLC	637,465	6,025
Game Group PLC	2,574,230	6,243
GlaxoSmithKline PLC	730,522	12,679
HSBC Holdings PLC	2,693,852	29,372
Lloyds TSB Group PLC	710,835	1,858
Mondi PLC	1,881,536	4,837
Reckitt Benckiser Group PLC	379,899	16,153
Royal Bank of Scotland Group PLC	2,350,883	2,007
Royal Dutch Shell PLC Class A	591,484	15,697
SABMiller PLC	135,089	2,198
Scottish & Southern Energy PLC	298,844	5,076
Vodafone Group PLC	5,973,578	11,692
		235,263
United States - 1.1%
Synthes, Inc.	120,470	14,006
Total Common Stocks (cost $1,730,562)		1,180,088
Warrants & Rights - 0.2%
Australia - 0.0%
Incitec Pivot, Ltd. 2008 Rights	760,006	75
Belgium - 0.1%
Anheuser-Busch InBev NV 2008 Rights	81,053	978
United Kingdom - 0.1%
Centrica PLC 2008 Rights	998,291	1,138
Total Warrants & Rights (cost $1,430)		2,191
Short-Term Investments - 1.9%
United States - 1.9%
SSgA Prime Money Market Fund	23,859,107	23,859
Total Short-Term Investments (cost $23,859)		23,859

International Stock Selection Fund
11

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 10.5%
State Street Navigator Securities Prime Lending Portfolio (d)	128,488,409	128,488
Total Other Securities (cost $128,488)		128,488
Total Investments - 108.9% (identified cost $1,884,339)		1,334,626
Other Assets and Liabilities, Net - (8.9%)		(108,973)
Net Assets - 100.0%		1,225,653

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund
12

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount $		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU)	1,000	EUR	4,376	12/08	(539)
TOPIX Index (Japan)	50	JPY	17,904	12/08	(1,723)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(2,262)

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	6.2	76,383
Consumer Staples	11.5	140,448
Energy	8.9	109,330
Financials	21.5	263,584
Health Care	10.5	129,013
Industrials	8.8	107,490
Information Technology	4.5	54,752
Materials	8.6	105,451
Telecommunication Services	8.2	100,385
Utilities	7.6	93,252
Warrants & Rights	0.2	2,191
Short-Term Investments	1.9	23,859
Other Securities	10.5	128,488
Total Investments	108.9	1,334,626
Other Assets and Liabilities, Net	(8.9)	(108,973)
Net Assets	100.0	1,225,653
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	7.3	88,908
Europe	46.6	571,697
Japan	21.6	264,530
Latin America	0.5	6,737
Other Regions	3.2	39,003
United Kingdom	19.2	235,263
Other Securities	10.5	128,488
Total Investments	108.9	1,334,626
Other Assets and Liabilities, Net	(8.9)	(108,973)
Net Assets	100.0	1,225,653

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	169	CHF	206	12/01/08	1
USD	11,957	EUR	9,400	12/29/08	(23)
USD	6,016	GBP	4,000	12/29/08	147
USD	4,953	JPY	480,000	12/29/08	77
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					202

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund
13

SSgA
International Growth Opportunities Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 102.6%
Australia - 5.0%
BHP Billiton, Ltd.	10,757	216
CSL, Ltd.	3,282	75
		291
Belgium - 1.4%
Anheuser-Busch InBev NV (Æ)	2,778	46
Anheuser-Busch InBev NV	2,778	33
		79
Brazil - 1.3%
Banco Bradesco SA - ADR	7,202	77
Canada - 1.4%
Suncor Energy, Inc.	3,479	80
Cayman Islands - 0.5%
Suntech Power Holdings Co., Ltd. - ADR (Æ)	3,464	30
Finland - 3.2%
Nokia OYJ	10,274	145
Outotec OYJ	2,867	41
		186
France - 10.4%
GDF Suez	4,088	164
L'Oreal SA	1,152	93
LVMH Moet Hennessy Louis Vuitton SA	2,050	117
Neopost SA	1,354	97
Total SA	2,645	139
		610
Germany - 11.4%
Deutsche Boerse AG	1,376	99
E.ON AG (Æ)	5,821	205
Fresenius Medical Care AG & Co. KGaA	3,323	145
Linde AG	1,236	91
Merck KGaA	1,518	127
		667
Greece - 1.0%
National Bank of Greece SA	3,065	58
Ireland - 0.5%
Anglo Irish Bank Corp. PLC	25,736	28
Italy - 2.9%
Luxottica Group SpA	6,162	114
UniCredit SpA (Æ)	24,996	58
		172

	Principal Amount ($) or Shares	Market Value $
Japan - 22.0%
Japan Tobacco, Inc.	25	92
Kao Corp.	9,000	258
Mitsui & Co., Ltd.	10,000	89
Murata Manufacturing Co., Ltd.	1,500	51
Nintendo Co., Ltd.	300	93
Nippon Building Fund, Inc. Class A (ö)	22	218
Nippon Electric Glass Co., Ltd.	11,000	63
Shin-Etsu Chemical Co., Ltd.	2,600	99
Shiseido Co., Ltd.	5,000	93
Sumitomo Metal Industries, Ltd.	28,000	72
Toyota Motor Corp.	5,200	164
		1,292
Netherland Antilles - 2.6%
Schlumberger, Ltd.	2,973	151
Netherlands - 2.8%
Royal KPN NV	11,791	163
Norway - 1.4%
Telenor ASA	15,556	84
South Korea - 0.9%
Samsung Electronics Co., Ltd. - GDR	540	55
Spain - 1.6%
Banco Santander SA	11,374	93
Sweden - 1.2%
Sandvik AB	11,762	70
Switzerland - 18.4%
ABB, Ltd. (Æ)	12,356	160
Nestle SA	8,571	310
Roche Holding AG	1,316	185
Swatch Group AG Class B	550	65
Syngenta AG	1,142	203
UBS AG (Æ)	12,490	158
		1,081
Turkey - 0.7%
Turkiye Garanti Bankasi AS (Æ)	29,272	43
United Kingdom - 12.0%
BAE Systems PLC	23,768	131
BG Group PLC	9,064	130
HSBC Holdings PLC	20,565	224
Reckitt Benckiser Group PLC	2,047	87
Rolls-Royce Group PLC (Æ)	1,301,263	83
Xstrata PLC	3,328	49
		704
Total Common Stocks (cost $9,229)		6,014

International Growth Opportunities Fund
14

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.2%
United States - 1.2%
SSgA Prime Money Market Fund	69,173	69
Total Short-Term Investments (cost $69)		69
Total Investments - 103.8% (identified cost $9,298)		6,083
Other Assets and Liabilities, Net - (3.8%)		(223)
Net Assets - 100.0%		5,860

See accompanying notes which are an integral part of the schedules of investments.

International Growth Opportunities Fund
15

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	6.1	355
Consumer Staples	16.7	979
Energy	8.5	500
Financials	21.2	1,242
Health Care	9.1	532
Industrials	11.9	695
Information Technology	8.9	525
Materials	10.9	639
Telecommunication Services	4.2	247
Utilities	6.3	369
Total Investments	103.8	6,083
Other Assets and Liabilities, Net	(3.8)	(223)
Net Assets	100.0	5,860
Geographic Diversification	% of Net Assets	Market Value $
Asia	5.9	346
Europe	59.5	3,485
Japan	22.0	1,292
Latin America	1.8	107
Other Regions	2.6	149
United Kingdom	12.0	704
Total Investments	103.8	6,083
Other Assets and Liabilities, Net	(3.8)	(223)
Net Assets	100.0	5,860

See accompanying notes which are an integral part of the schedules of investments.

International Growth Opportunities Fund
16

SSgA

International Equity Funds

Notes to Schedules of Investments — November 30, 2008 (Unaudited)

Footnotes

(Æ)  Non-income producing security.

(ö)  Real Estate Investment Trust (REIT).

(Ê)  Adjustable or floating rate security.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

BHD - Berhad

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
17

SSgA

International Equity Funds

Notes to Quarterly Report — November 30, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2008. This Quarterly Report reports on three funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, each, a "Fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares ("Select Intermediaries"). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on

Notes to Quarterly Report
18

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds' investments carried at value for the period ended November 30, 2008 were as follows:

	Emerging Markets Fund		International Stock Selection Fund		International Growth Opportunities Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$1,879,134,530	$(16,488,924)	$1,334,551,107	$(2,261,387)	$6,083,481	$—
Level 2	67,491,932	—	74,670	201,736	—	—
Level 3	—	—	—	—	—	—
	$1,946,626,462	$(16,488,924)	$1,334,625,777	$(2,059,651)	$6,083,481	$—

* Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of November 30, 2008, there were no Level 3 securities held by the Funds.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Notes to Quarterly Report
19

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of November 30, 2008, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selections	International Growth Opportunities
Cost of Investments for Tax Purposes	$2,608,316,605	$1,894,474,537	$9,346,033
Gross Tax Unrealized Appreciation	163,109,951	9,124,254	392,932
Gross Tax Unrealized Depreciation	(824,800,094)	(568,973,014)	(3,655,484)
Net Tax Unrealized Appreciation (Depreciation)	$(661,690,143)	$(559,848,760)	$(3,262,552)

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Quarterly Report
20

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at November 30, 2008 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2008, the Emerging Markets Fund had a cash collateral balance in the amount of $60,378,509 held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report
21

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of SSgA Funds Management, Inc. (the "Advisor")) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2008, the non-cash collateral received for the securities on loan in the following funds was:

Fund	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$21,498,630	Pool of US Government and Corporate Securities
International Stock Selection	32,830,796	Pool of US Government and Corporate Securities

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2008, $115,558,501 of the Central Fund's net assets represents investments by these Funds, and $1,911,041 represents the investments of other Investment Company Funds not presented herein.

5.  Subsequent Events

On October 16, 2008, the Board approved a plan to liquidate the SSgA International Growth Opportunities Fund. The liquidation occurred on December 12, 2008 (the "Liquidation Date").

Notes to Quarterly Report
22

SSgA
International Equity Funds

Shareholder Requests for Additional Information — November 30, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
23

IEQR-11/08

S&P 500 INDEX FUND

Quarterly Report

November 30, 2008

SSgA Funds

S&P 500 Index Fund

Quarterly Report

November 30, 2008 (Unaudited)

Table of Contents

Page
Notes to Quarterly Report	3

Shareholder Requests for Additional Information	5

State Street Equity 500 Index Portfolio	6

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — November 30, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of November 30, 2008. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 74.28% at November 30, 2008). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Notes to Quarterly Report
3

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

Inputs used in valuing the Funds' investments carried at value for the period ended November 30, 2008 were as follows:

S&P 500 Index
	Investments in Securities	Other Financial Instruments*
Level 1	$1,107,448,810	$-
Level 2	-	-
Level 3	-	-
	$1,107,448,810	$-

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

As of November 30, 2008, there were no Level 3 securities held by the Funds.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Notes to Quarterly Report
4

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — November 30, 2008 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
5

State Street Equity 500 Index Portfolio

Portfolio of Investments

November 30, 2008 (Unaudited)

	Shares	Market Value (000)
Common Stocks - 97.1%
Consumer Discretionary - 8.1%
Abercrombie & Fitch Co. Class A	15,846	$306
Amazon.Com, Inc. (a)	59,892	2,557
Apollo Group, Inc. Class A (a)	19,229	1,478
AutoNation, Inc. (a)	23,063	197
AutoZone, Inc. (a)	7,864	859
Bed Bath & Beyond, Inc. (a)	46,645	946
Best Buy Co., Inc.	62,919	1,303
Big Lots, Inc. (a)	16,227	284
Black & Decker Corp.	10,137	430
Carnival Corp.	80,550	1,692
CBS Corp. Class B	120,203	801
Centex Corp.	24,082	221
Coach, Inc. (a)	63,228	1,132
Comcast Corp. Class A	542,148	9,401
D.R. Horton, Inc.	52,876	363
Darden Restaurants, Inc.	25,688	470
DIRECTV Group, Inc. (a)	104,377	2,297
Eastman Kodak Co.	54,482	412
eBay, Inc. (a)	200,303	2,630
Expedia, Inc. (a)	39,215	329
Family Dollar Stores, Inc.	26,858	746
Ford Motor Co. (a)	412,798	1,110
Fortune Brands, Inc.	27,745	1,049
GameStop Corp. (a)	29,000	634
Gannett Co., Inc.	42,074	366
Gap, Inc.	87,698	1,142
General Motors Corp.	122,645	643
Genuine Parts Co.	30,509	1,194
Goodyear Tire & Rubber Co. (a)	45,257	291
H&R Block, Inc.	58,415	1,117
Harley-Davidson, Inc.	43,201	735
Harman International Industries, Inc.	10,521	158
Hasbro, Inc.	24,425	655
Home Depot, Inc.	314,912	7,278
Host Hotels & Resorts, Inc.	91,365	687
International Game Technology	55,119	590
Interpublic Group of Cos., Inc. (a)	83,694	342
JC Penney Co., Inc.	40,310	766
Johnson Controls, Inc.	110,886	1,958
Jones Apparel Group, Inc.	13,434	69
KB HOME	14,794	172
Kohl's Corp. (a)	56,033	1,830
Leggett & Platt, Inc.	27,898	407
Lennar Corp. Class A	27,931	199
Limited Brands	48,767	454
Liz Claiborne, Inc.	14,797	42
Lowe's Cos., Inc.	270,362	5,586
Macy's, Inc.	76,523	568
Marriot International, Inc. Class A	52,821	887
Mattel, Inc.	66,976	916
McDonald's Corp.	208,725	12,263
McGraw-Hill, Inc.	60,266	1,507
Meredith Corp.	7,889	127
New York Times Co. Class A	22,922	173
Newell Rubbermaid, Inc.	51,593	689

	Shares	Market Value (000)
News Corp. Class A	420,909	$3,325
NIKE, Inc. Class B	73,252	3,901
Nordstrom, Inc.	27,033	307
Office Depot, Inc. (a)	51,256	101
Omnicom Group, Inc.	59,741	1,690
Polo Ralph Lauren Corp.	10,615	459
Pulte Homes, Inc.	41,426	441
Radioshack Corp.	26,203	258
Scripps Networks Interactive, Inc. Class A	16,835	468
Sears Holdings Corp. (a)	10,274	372
Sherwin-Williams Co.	18,396	1,084
Snap-On, Inc.	9,512	343
Stanley Works	14,583	464
Staples, Inc.	132,933	2,308
Starbucks Corp. (a)	136,061	1,215
Starwood Hotels & Resorts Worldwide, Inc.	33,647	567
Target Corp.	139,216	4,700
Tiffany & Co.	22,280	441
Time Warner, Inc.	662,673	5,997
TJX Cos., Inc.	77,406	1,766
V.F. Corp.	16,793	878
Viacom, Inc. Class B (a)	115,622	1,841
Walt Disney Co.	345,345	7,777
Washington Post Co. Class B	1,060	420
Whirlpool Corp.	13,761	542
Wyndham Worldwide Corp.	34,299	164
Wynn Resorts, Ltd. (a)	10,400	414
Yum! Brands, Inc.	87,192	2,349
		120,050
Consumer Staples - 12.7%
Altria Group, Inc.	380,099	6,112
Archer-Daniels-Midland Co.	118,924	3,256
Avon Products, Inc.	77,160	1,628
Brown-Forman Corp. Class B	18,655	819
Campbell Soup Co.	39,265	1,258
Clorox Co.	25,643	1,517
Coca-Cola Co.	367,411	17,220
Coca-Cola Enterprises, Inc.	53,901	495
Colgate-Palmolive Co.	93,601	6,091
ConAgra Foods, Inc.	84,075	1,240
Constellation Brands, Inc. Class A (a)	37,426	478
Costco Wholesale Corp.	81,089	4,174
CVS Corp.	265,432	7,679
Dean Foods Co. (a)	29,658	432
Dr Pepper Snapple Group, Inc. (a)	45,800	739
Estee Lauder Cos, Inc. Class A	20,552	573
General Mills, Inc.	61,532	3,887
H.J. Heinz Co.	57,769	2,244
Kellogg Co.	45,935	1,995
Kimberly-Clark Corp.	77,200	4,461
Kraft Foods, Inc.	280,809	7,641
Kroger Co.	121,476	3,360
Lorillard, Inc.	32,461	1,962
McCormick & Co., Inc.	24,853	740
Molson Coors Brewing Co., Class B	28,562	1,270
Pepsi Bottling Group, Inc.	26,753	484

6

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2008 (Unaudited)

	Shares	Market Value (000)
PepsiCo, Inc.	289,356	$16,406
Philip Morris International, Inc.	380,999	16,063
Procter & Gamble Co.	554,819	35,703
Reynolds American, Inc.	31,387	1,289
Safeway, Inc.	80,364	1,752
Sara Lee Corp.	130,834	1,201
SuperValu, Inc.	37,648	448
Sysco Corp.	111,909	2,624
The Hershey Company	29,582	1,065
The J.M. Smucker Co.	22,760	1,033
Tyson Foods, Inc., Class A	57,835	388
UST Corp.	27,837	1,914
Wal-Mart Stores, Inc.	415,502	23,218
Walgreen Co.	184,018	4,553
Whole Foods Market, Inc.	25,433	269
		189,681
Energy - 13.5%
Anadarko Petroleum Corp.	85,926	3,527
Apache Corp.	62,325	4,818
Baker Hughes, Inc.	57,578	2,005
BJ Services Co.	52,248	627
Cabot Oil & Gas Corp.	20,300	608
Cameron International Corp. (a)	41,400	874
Chesapeake Energy Corp.	97,582	1,677
Chevron Corp. (e)	380,646	30,075
ConocoPhillips	281,030	14,760
Devon Energy Corp.	81,851	5,921
El Paso Corp.	132,492	979
ENSCO International, Inc.	26,077	845
EOG Resources, Inc.	45,617	3,878
ExxonMobil Corp. (e)	961,472	77,062
Halliburton Co.	162,634	2,862
Hess Corp.	52,501	2,837
Marathon Oil Corp.	129,577	3,392
Murphy Oil Corp.	35,641	1,570
Nabors Industries, Ltd. (a)	51,604	748
National Oilwell Varco, Inc. (a)	78,157	2,211
Noble Corp.	50,818	1,361
Noble Energy, Inc.	31,510	1,647
Occidental Petroleum Corp.	150,644	8,156
Pioneer Natural Resources Co.	21,600	434
Range Resources Corp.	29,400	1,219
Rowan Cos., Inc.	19,520	339
Schlumberger, Ltd.	222,675	11,299
Smith International, Inc.	39,634	1,159
Sunoco, Inc.	21,584	858
Tesoro Corp.	26,365	242
Transocean, Inc. (a)	58,935	3,942
Valero Energy Corp.	95,009	1,743
Weatherford International Ltd. (a)	127,010	1,622
Williams Cos., Inc.	104,468	1,695
XTO Energy, Inc.	100,452	3,841
		200,833

	Shares	Market Value (000)
Financials - 13.2%
AFLAC, Inc.	88,890	$4,116
Allstate Corp.	99,006	2,519
American Capital Ltd.	39,402	167
American Express Co.	216,164	5,039
American International Group, Inc.	483,466	972
Ameriprise Financial, Inc.	39,907	737
AON Corp.	52,147	2,362
Apartment Investment & Management Co. Class A	14,085	161
Assurant, Inc.	21,431	466
AvalonBay Communities, Inc.	14,653	889
Bank of America Corp.	925,562	15,040
Bank of New York Mellon Corp.	211,185	6,380
BB&T Corp.	102,870	3,083
Boston Properties, Inc.	21,667	1,157
Capital One Financial Corp.	68,463	2,356
CB Richard Ellis Group, Inc. Class A (a)	47,275	216
Charles Schwab Corp.	170,893	3,132
Chubb Corp.	67,475	3,465
Cincinnati Financial Corp.	31,214	913
CIT Group, Inc.	54,842	183
Citigroup, Inc.	1,002,502	8,311
CME Group, Inc.	12,391	2,626
Comerica, Inc.	27,144	612
Developers Diversified Realty Corp.	22,824	109
Discover Financial Services	85,605	876
E*Trade Financial Corp. (a)	81,315	110
Equity Residential	49,057	1,493
Federated Investors, Inc. Class B	15,270	303
Fidelity National Information Services, Inc.	36,777	632
Fifth Third Bancorp	107,116	1,024
First Horizon National Corp.	39,546	423
Franklin Resources, Inc.	28,180	1,712
Genworth Financial, Inc. Class A	79,351	115
Goldman Sachs Group, Inc.	80,000	6,319
Hartford Financial Services Group, Inc.	53,297	450
HCP, Inc.	46,700	965
Hudson City Bancorp, Inc.	95,992	1,604
Huntington Bancshares, Inc.	64,656	517
IntercontinentalExchange, Inc. (a)	13,980	1,029
Invesco Ltd.	69,400	871
J.P. Morgan Chase & Co.	682,815	21,618
Janus Capital Group, Inc.	26,407	215
KeyCorp	93,575	878
Kimco Realty Corp.	41,069	581
Legg Mason, Inc.	26,342	475
Lender Processing Services, Inc.	1,549	34
Leucadia National Corp.	31,136	609
Lincoln National Corp.	46,692	641
Loews Corp.	66,231	1,814
M & T Bank Corp.	14,137	908
Marsh & McLennan Cos., Inc.	94,753	2,416
Marshall & Ilsley Corp.	45,493	703
Mastercard, Inc. Class A	13,600	1,976
MBIA, Inc.	31,984	187
Merrill Lynch & Co., Inc.	286,390	3,786

7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2008 (Unaudited)

	Shares	Market Value (000)
MetLife, Inc.	139,496	$4,012
Moody's Corp.	35,466	770
Morgan Stanley	205,330	3,029
NASDAQ OMX Group, Inc. (a)	24,600	529
National City Corp.	384,354	772
Northern Trust Corp.	40,006	1,836
NYSE Euronext	48,800	1,162
People's United Financial Inc.	63,600	1,213
Plum Creek Timber Co., Inc.	30,811	1,097
PNC Financial Services Group, Inc.	64,051	3,380
Principal Financial Group, Inc.	46,591	643
Progressive Corp.	127,401	1,914
ProLogis	48,091	184
Prudential Financial, Inc.	78,139	1,696
Public Storage, Inc.	22,787	1,593
Regions Financial Corp.	129,789	1,322
Reinsurance Group of America, Inc.	3,621	147
Simon Property Group, Inc.	42,400	2,014
SLM Corp. (a)	83,254	767
Sovereign Bancorp, Inc. (a)	105,974	262
State Street Corp. (b)	79,525	3,349
SunTrust Banks, Inc.	64,218	2,038
T. Rowe Price Group, Inc.	48,075	1,645
Torchmark Corp.	15,621	565
Travelers Cos, Inc.	110,204	4,810
U.S. Bancorp	321,652	8,678
Unum Group	61,629	918
Vornado Realty Trust	24,734	1,322
Wachovia Corp.	399,078	2,243
Washington Mutual, Inc.	263,241	13
Wells Fargo Co.	688,993	19,905
Western Union Co.	134,085	1,779
XL Capital, Ltd. Class A	54,468	274
Zions Bancorp	21,753	694
		196,870
Health Care - 13.6%
Abbott Laboratories	285,006	14,931
Aetna, Inc.	86,050	1,878
Allergan, Inc.	56,092	2,113
AmerisourceBergen Corp.	29,893	937
Amgen, Inc. (a)	196,436	10,910
Barr Pharmaceuticals, Inc. (a)	20,523	1,342
Baxter International, Inc.	115,861	6,129
Becton, Dickinson & Co.	45,197	2,871
Biogen Idec, Inc. (a)	53,431	2,261
Boston Scientific Corp. (a)	271,434	1,675
Bristol-Myers Squibb Co.	365,138	7,558
C.R. Bard, Inc.	18,697	1,534
Cardinal Health, Inc.	67,557	2,197
Celgene Corp. (a)	83,918	4,372
Cephalon, Inc. (a)	12,400	911
CIGNA Corp.	48,196	584
Coventry Health Care, Inc. (a)	27,603	344
Covidien Ltd.	92,804	3,420
DaVita, Inc. (a)	18,700	940
Dentsply International Inc.	27,200	709

	Shares	Market Value (000)
Eli Lilly & Co.	184,975	$6,317
Express Scripts, Inc. (a)	46,299	2,663
Forest Laboratories, Inc. (a)	54,802	1,325
Genzyme Corp. (a)	49,892	3,194
Gilead Sciences, Inc. (a)	169,599	7,596
Hospira, Inc. (a)	28,503	856
Humana, Inc. (a)	32,007	968
IMS Health, Inc.	34,832	458
Intuitive Surgical, Inc. (a)	6,900	914
Johnson & Johnson	517,649	30,324
King Pharmaceuticals, Inc. (a)	48,592	467
Laboratory Corp. of America Holdings (a)	20,622	1,307
Life Technologies Corp. (a)	31,287	817
McKesson Corp.	50,655	1,770
Medco Health Solutions, Inc. (a)	94,468	3,968
Medtronic, Inc.	207,678	6,338
Merck & Co., Inc.	397,819	10,630
Millipore Corp. (a)	9,535	483
Mylan Laboratories Inc. (a)	51,709	487
Patterson Cos., Inc. (a)	18,294	344
Pfizer, Inc.	1,249,471	20,529
Quest Diagnostics, Inc.	29,800	1,388
Schering-Plough Corp.	301,455	5,067
St. Jude Medical, Inc. (a)	63,126	1,769
Stryker Corp.	46,089	1,794
Tenet Healthcare Corp. (a)	66,670	81
Thermo Fisher Scientific, Inc. (a)	78,524	2,802
UnitedHealth Group, Inc.	226,996	4,769
Varian Medical Systems, Inc. (a)	22,860	923
Watson Pharmaceuticals, Inc. (a)	20,646	490
Wellpoint, Inc. (a)	93,438	3,326
Wyeth	246,487	8,876
Zimmer Holdings, Inc. (a)	41,652	1,554
		202,210
Industrials - 10.8%
3M Co.	128,872	8,625
Allied Waste Industries, Inc. (a)	60,230	647
Avery Dennison Corp.	18,988	591
Boeing Co.	136,888	5,836
Burlington Northern Santa Fe Corp.	51,882	3,975
Caterpillar, Inc.	112,479	4,610
CH Robinson Worldwide, Inc.	31,961	1,633
Cintas Corp.	25,088	603
Cooper Industries, Ltd. Class A	32,034	773
CSX Corp.	75,538	2,813
Cummins, Inc.	37,258	953
Danaher Corp.	47,386	2,637
Deere & Co.	78,337	2,727
Domtar Corp. (a),(c)	11	—
Dover Corp.	34,295	1,023
Eaton Corp.	30,295	1,404
Emerson Electric Co.	144,148	5,173
Equifax, Inc.	23,683	603
Expeditors International Washington, Inc.	40,120	1,341
Fastenal Co.	23,200	893
FedEx Corp.	58,100	4,105

8

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2008 (Unaudited)

	Shares	Market Value (000)
Flowserve Corp.	10,300	$518
Fluor Corp.	33,460	1,524
General Dynamics Corp.	73,461	3,796
General Electric Co. (e)	1,944,233	33,382
Goodrich Co.	22,145	745
Honeywell International, Inc.	137,581	3,833
Illinois Tool Works, Inc.	75,071	2,561
Ingersoll-Rand Co. Class A	58,457	917
ITT Industries, Inc.	33,492	1,402
Jacobs Engineering Group, Inc. (a)	21,700	971
L-3 Communications Holdings, Inc.	22,303	1,498
Lockheed Martin Corp.	61,452	4,739
Manitowoc Co., Inc.	24,000	189
Masco Corp.	67,523	647
Monster Worldwide, Inc. (a)	22,609	259
Norfolk Southern Corp.	69,355	3,431
Northrop Grumman Corp.	62,811	2,572
PACCAR, Inc.	67,874	1,892
Pall Corp.	22,209	611
Parker-Hannifin Corp.	31,803	1,306
Pitney Bowes, Inc.	36,727	908
Precision Castparts Corp.	25,507	1,599
R.R. Donnelley & Sons Co.	38,309	489
Raytheon Co.	77,482	3,781
Robert Half International, Inc.	30,640	640
Rockwell Automation, Inc.	27,505	857
Rockwell Collins, Inc.	30,231	1,030
Ryder Systems, Inc.	9,821	353
Southwest Airlines Co.	136,186	1,178
Stericycle, Inc. (a)	15,600	894
Textron, Inc.	45,239	689
Total System Services, Inc.	37,775	539
Tyco Electronics Ltd.	86,204	1,421
Tyco International Ltd.	87,961	1,838
Union Pacific Corp.	94,368	4,722
United Parcel Service, Inc. Class B	186,046	10,716
United Technologies Corp.	179,178	8,695
W.W. Grainger, Inc.	12,169	859
Waste Management, Inc.	89,439	2,612
		161,578
Information Technology - 14.1%
Adobe Systems, Inc. (a)	99,657	2,308
Advanced Micro Devices, Inc. (a)	114,986	271
Affiliated Computer Services, Inc. Class A (a)	18,737	758
Agilent Technologies, Inc. (a)	68,068	1,282
Akamai Technologies, Inc. (a)	29,424	361
Altera Corp.	52,854	777
Amphenol Corp. Class A	31,900	741
Analog Devices, Inc.	54,669	935
Apple Computer, Inc. (a)	163,784	15,178
Applied Materials, Inc.	248,807	2,384
Autodesk, Inc. (a)	41,676	691
Automatic Data Processing, Inc.	94,317	3,873
BMC Software, Inc. (a)	35,621	889
Broadcom Corp. Class A (a)	83,259	1,275

	Shares	Market Value (000)
CA, Inc.	73,599	$1,239
CIENA Corp. (a)	14,529	107
Cisco Systems, Inc. (a)	1,095,219	18,115
Citrix Systems, Inc. (a)	33,467	892
Cognizant Technology Solutions Corp. Class A (a)	54,884	1,054
Computer Sciences Corp. (a)	28,244	787
Compuware Corp. (a)	51,350	326
Convergys Corp. (a)	20,035	126
Corning, Inc.	288,476	2,599
Dell, Inc. (a)	322,450	3,602
Electronic Arts, Inc. (a)	58,200	1,109
EMC Corp. (a)	380,384	4,021
Fiserv, Inc. (a)	29,952	1,023
Google, Inc. Class A (a)	44,190	12,946
Harris Corp.	24,100	841
Hewlett-Packard Co.	452,716	15,972
Intel Corp.	1,039,456	14,344
International Business Machines Corp.	251,142	20,493
Intuit, Inc. (a)	58,463	1,295
Jabil Circuit, Inc.	39,951	263
Juniper Networks, Inc. (a)	100,793	1,752
KLA-Tencor Corp.	30,405	572
Lexmark International Group, Inc. Class A (a)	15,842	415
Linear Technology Corp.	40,863	815
LSI Corp. (a)	112,662	302
MEMC Electronic Materials, Inc. (a)	40,878	614
Microchip Technology, Inc.	33,189	614
Micron Technology, Inc. (a)	142,362	390
Microsoft Corp. (e)	1,454,635	29,413
Molex, Inc.	24,805	337
Motorola, Inc.	417,065	1,798
National Semiconductor Corp.	32,396	356
NetApp, Inc. (a)	61,157	826
Novell, Inc. (a)	68,720	313
Novellus Systems, Inc. (a)	20,030	248
NVIDIA Corp. (a)	100,756	753
Oracle Corp. (a)	727,162	11,700
Paychex, Inc.	58,038	1,640
PerkinElmer, Inc.	21,118	381
QLogic Corp. (a)	24,322	258
QUALCOMM, Inc.	302,711	10,162
Salesforce.com, Inc. (a)	18,600	532
SanDisk Corp. (a)	40,167	321
Sun Microsystems, Inc. (a)	142,341	451
Symantec Corp. (a)	153,463	1,846
Tellabs, Inc. (a)	73,830	308
Teradata Corp. (a)	33,520	450
Teradyne, Inc. (a)	27,649	105
Texas Instruments, Inc.	242,299	3,773
VeriSign, Inc. (a)	37,521	810
Waters Corp. (a)	18,665	770
Xerox Corp.	161,834	1,131
Xilinx, Inc.	53,002	867
Yahoo!, Inc. (a)	253,519	2,918
		210,818

9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2008 (Unaudited)

	Shares	Market Value (000)
Materials - 3.0%
Air Products & Chemicals, Inc.	38,309	$1,830
AK Steel Holding Corp.	20,000	158
Alcoa, Inc.	152,249	1,638
Allegheny Technologies, Inc.	17,528	402
Ball Corp.	17,562	640
Bemis Co., Inc.	17,262	466
CF Industries Holdings, Inc.	10,150	534
Consol Energy, Inc.	33,273	964
Dow Chemical Co.	168,828	3,132
E.I. Du Pont de Nemours & Co.	168,412	4,220
Eastman Chemical Co.	14,204	467
Ecolab, Inc.	31,366	1,204
Freeport-McMoRan Copper & Gold, Inc. Class B	70,752	1,697
International Flavors & Fragrances, Inc.	14,331	438
International Paper Co.	76,311	950
Massey Energy Co.	14,300	223
MeadWestvaco Corp.	32,320	377
Monsanto Co.	102,255	8,099
Newmont Mining Corp.	83,906	2,824
Nucor Corp.	58,554	2,089
Pactiv Corp. (a)	23,915	598
Peabody Energy Corp.	50,924	1,193
PPG Industries, Inc.	29,871	1,312
Praxair, Inc.	57,611	3,402
Rohm & Haas Co.	23,006	1,574
Sealed Air Corp.	28,492	451
Sigma-Aldrich Corp.	23,934	1,032
Titanium Metals Corp.	16,600	140
United States Steel Corp.	20,978	638
Vulcan Materials Co.	20,861	1,251
Weyerhaeuser Co.	38,837	1,461
		45,404
Telecommunication Services - 3.7%
American Tower Corp. Class A (a)	71,500	1,948
AT&T, Inc.	1,091,650	31,178
CenturyTel, Inc.	19,441	516
Embarq Corp.	27,397	894
Fairpoint Communications, Inc. (c)	8	—
Frontier Communications Corp.	60,384	527
JDS Uniphase Corp. (a)	42,723	116
Qwest Communications International, Inc.	283,890	908
Sprint Nextel Corp.	517,465	1,444
Verizon Communications, Inc.	526,366	17,186
Windstream Corp.	79,613	705
		55,422
Utilities - 4.4%
AES Corp. (a)	128,395	988
Allegheny Energy, Inc.	30,759	1,084
Ameren Corp.	38,360	1,365
American Electric Power Co., Inc.	73,352	2,295
CenterPoint Energy, Inc.	65,611	848
CMS Energy Corp.	38,856	395
Consolidated Edison, Inc.	50,152	2,026

	Shares	Market Value (000)
Constellation Energy Group, Inc.	31,414	$769
Dominion Resources, Inc.	108,262	3,986
DTE Energy Co.	30,484	1,134
Duke Energy Corp.	231,320	3,599
Dynegy, Inc. (a)	82,690	185
Edison International	59,519	1,988
Entergy Corp.	35,198	2,995
Exelon Corp.	121,721	6,842
FirstEnergy Corp.	56,507	3,310
FPL Group, Inc.	74,921	3,653
Integrys Energy Group, Inc.	14,716	650
Nicor, Inc.	7,400	302
NiSource, Inc.	49,982	602
Pepco Holdings, Inc.	41,700	750
PG&E Corp.	65,426	2,489
Pinnacle West Capital Corp.	17,760	540
PPL Corp.	69,075	2,341
Progress Energy, Inc.	49,081	1,948
Public Service Enterprise Group, Inc.	93,524	2,890
Questar Corp.	32,968	1,061
Sempra Energy	45,686	2,132
Southern Co.	142,243	5,166
Southwestern Energy Co. (a)	64,000	2,200
Spectra Energy Corp.	113,398	1,844
TECO Energy, Inc.	42,151	548
Wisconsin Energy Corp.	21,200	921
Xcel Energy, Inc.	83,951	1,579
		65,425
Total Common Stocks (Cost $1,432,288,585)		1,448,291
	Par Amount (000)
U.S. Government Securities - 0.3%
United States Treasury Bill (d) 0.6% due 12/11/08	$342	342
United States Treasury Bill (d) 0.4% due 12/11/08	80	80
United States Treasury Bill (d) 1.6% due 12/11/08	2,936	2,935
United States Treasury Bill (d),(e) 0.2% due 12/11/08	333	333
United States Treasury Bill (d),(e) 0.0% due 12/11/08	1,064	1,064
Total U.S. Government Securities (Cost $4,753,623)		4,754

10

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2008 (Unaudited)

	Shares	Market Value (000)
Money Market Funds - 2.5%
AIM Short Term Investment Prime Portfolio	36,043	$36,043
Federated Money Market Obligations Trust	570	570
Total Money Market Funds (Cost $36,613,421)		36,613
Total Investments† - 99.9% (identified cost $1,473,655,629(f))		1,489,658
Other Assets in Excess of Liabilities - 0.1%		1,276
Net Assets - 100.0%		$1,490,934

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e)  All or part of this security has been designated as collateral for futures contracts.

(f)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008 was $351,371,426 and $335,368,971, respectively, resulting in net unrealized appreciation of investments of $16,002,455.

†  Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Unrealized Appreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2008	924	$(11,951)
Total unrealized depreciation on open futures contracts purchased		$(11,951)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,448,291,040	(11,951,422)
Level 2 - Other Significant Observable Inputs	41,367,044	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,489,658,084	(11,951,422)

*  Other financial instruments include futures contracts.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

11

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2008 (Unaudited)

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at November 30, 2008 is listed in the Portfolio of Investments.

Security Description	Number of shares held at 12/31/07	Shares purchased for the 11 months ended 11/30/08	Shares sold for the 11 months ended 11/30/08	Number of shares held at 11/30/08	Value at 11/30/08 (000)	Income Earned for the 11 months ended 11/30/08 (000)	Realized Gain on shares sold (000)
State Street Corp.	70,325	16,800	7,600	79,525	$3,349	$53	$(8)

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

12

IQR-11/08

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Core Opportunities Fund

Tuckerman Active REIT Fund

Aggressive Equity Fund

IAM SHARES Fund

Concentrated Growth Opportunities Fund

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Core Edge Equity Fund

Quarterly Report

November 30, 2008

SSgA Funds
Equity Funds

Quarterly Report

November 30, 2008 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.8%
Consumer Discretionary - 7.9%
Advance Auto Parts, Inc.	15,000	455
Barnes & Noble, Inc. (Ñ)	300	5
Best Buy Co., Inc. (Ñ)	19,200	398
Big Lots, Inc. (Æ)(Ñ)	7,635	134
Comcast Corp. Class A	58,049	1,006
DIRECTV Group, Inc. (The) (Æ)(Ñ)	12,300	271
DISH Network Corp. Class A (Æ)	21,000	233
Dollar Tree, Inc. (Æ)(Ñ)	3,700	157
Family Dollar Stores, Inc. (Ñ)	9,500	264
Gap, Inc. (The) (Ñ)	33,300	433
H&R Block, Inc.	14,800	283
Hanesbrands, Inc. (Æ)(Ñ)	400	5
Hasbro, Inc. (Ñ)	17,700	474
Interpublic Group of Cos., Inc. (Æ)(Ñ)	1,000	4
JC Penney Co., Inc. (Ñ)	10,100	192
McDonald's Corp.	7,200	423
News Corp. Class A	4,000	32
NVR, Inc. (Æ)(Ñ)	700	304
Panera Bread Co. Class A (Æ)(Ñ)	3,100	138
Pulte Homes, Inc. (Ñ)	36,500	389
RadioShack Corp. (Ñ)	48,400	477
Sherwin-Williams Co. (The) (Ñ)	1,300	77
Snap-On, Inc. (Ñ)	8,415	303
Time Warner, Inc. (Ñ)	93,050	842
TJX Cos., Inc.	16,500	376
Walt Disney Co. (The)	2,600	58
Yum! Brands, Inc.	7,900	213
		7,946
Consumer Staples - 12.3%
Altria Group, Inc.	51,200	823
Archer-Daniels-Midland Co. (Ñ)	13,700	375
BJ's Wholesale Club, Inc. (Æ)(Ñ)	3,900	140
Campbell Soup Co. (Ñ)	4,800	154
Coca-Cola Co. (The)	34,500	1,617
Coca-Cola Enterprises, Inc. (Ñ)	37,900	348
Colgate-Palmolive Co.	12,600	820
Costco Wholesale Corp. (Ñ)	9,700	499
CVS Caremark Corp.	3,700	107
Dr Pepper Snapple Group, Inc. (Æ)	14,300	231
General Mills, Inc.	1,100	70
HJ Heinz Co. (Ñ)	3,500	136
JM Smucker Co. (The)	3,995	181
Kimberly-Clark Corp.	2,700	156
Kraft Foods, Inc. Class A	3,400	93
Kroger Co. (The) (Ñ)	23,900	661
Lorillard, Inc.	400	24
Pepsi Bottling Group, Inc.	3,500	63

	Principal Amount ($) or Shares	Market Value $
PepsiCo, Inc.	11,700	663
Philip Morris International, Inc.	32,700	1,379
Procter & Gamble Co. (Ñ)	30,640	1,972
Sara Lee Corp.	8,700	80
Wal-Mart Stores, Inc.	30,500	1,704
		12,296
Energy - 14.8%
Alpha Natural Resources, Inc. (Æ)	2,700	60
Apache Corp.	8,700	672
Chevron Corp.	31,220	2,467
Cimarex Energy Co. (Ñ)	2,900	82
ConocoPhillips	24,529	1,288
ENSCO International, Inc. (Ñ)	11,000	357
Exxon Mobil Corp.	68,716	5,508
Halliburton Co.	19,300	340
Helmerich & Payne, Inc. (Ñ)	300	8
Hess Corp. (Ñ)	6,500	351
Marathon Oil Corp.	14,700	385
Noble Corp. (Ñ)	16,800	450
NV Energy, Inc.	44,600	423
Occidental Petroleum Corp.	16,900	915
Overseas Shipholding Group, Inc. (Ñ)	5,000	185
Patterson-UTI Energy, Inc. (Ñ)	26,600	332
Schlumberger, Ltd. (Ñ)	6,600	335
SEACOR Holdings, Inc. (Æ)(Ñ)	800	53
St. Mary Land & Exploration Co. (Ñ)	600	12
Whiting Petroleum Corp. (Æ)	2,200	84
Williams Cos., Inc.	28,500	462
		14,769
Financials - 12.2%
Aflac, Inc.	2,100	97
Allied Capital Corp. (Ñ)	1,000	2
Allied World Assurance Co. Holdings, Ltd.	2,400	85
Allstate Corp. (The)	1,000	25
American Express Co. (Ñ)	21,800	508
Ameriprise Financial, Inc.	9,300	172
Annaly Capital Management, Inc. (ö)(Ñ)	13,900	200
Apartment Investment & Management Co. Class A (ö)(Ñ)	9,251	106
Arch Capital Group, Ltd. (Æ)	3,000	203
Assurant, Inc.	6,800	148
Bank of America Corp.	65,303	1,061
Bank of Hawaii Corp. (Ñ)	1,500	67
Bank of New York Mellon Corp. (The)	20,100	607
BB&T Corp. (Ñ)	12,200	366
Charles Schwab Corp. (The)	22,200	407
Chubb Corp. (Ñ)	6,100	313
Citigroup, Inc.	40,400	335

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CME Group, Inc. Class A (Ñ)	200	42
Digital Realty Trust, Inc. (ö)(Ñ)	4,200	115
Discover Financial Services (Ñ)	22,300	228
Federated Investors, Inc. Class B (Ñ)	6,600	131
GLG Partners, Inc. (Ñ)	47,200	120
Goldman Sachs Group, Inc. (The)	2,200	174
HCP, Inc. (ö)	13,100	271
Health Care REIT, Inc. (ö)(Ñ)	1,900	72
HRPT Properties Trust (ö)(Ñ)	37,300	103
Hudson City Bancorp, Inc.	17,400	291
JPMorgan Chase & Co.	51,572	1,633
Lincoln National Corp.	9,400	129
Mack-Cali Realty Corp. (ö)(Ñ)	9,700	184
Merrill Lynch & Co., Inc.	16,400	217
MetLife, Inc. (Ñ)	2,818	81
Morgan Stanley	1,700	25
Nationwide Health Properties, Inc. (ö)	6,000	136
PartnerRe, Ltd. - ADR	1,200	84
PNC Financial Services Group, Inc. (Ñ)	1,100	58
Prudential Financial, Inc.	7,000	152
Raymond James Financial, Inc. (Ñ)	6,000	132
StanCorp Financial Group, Inc.	500	17
TD Ameritrade Holding Corp. (Æ)	14,500	193
Transatlantic Holdings, Inc. (Ñ)	1,600	63
Travelers Cos., Inc. (The)	12,100	528
UDR, Inc. (ö)(Ñ)	7,900	120
Unum Group	6,800	101
US Bancorp (Ñ)	28,000	756
Wells Fargo & Co.	45,700	1,320
		12,178
Health Care - 13.9%
Abbott Laboratories (Ñ)	11,600	608
Aetna, Inc.	5,400	118
Amgen, Inc. (Æ)	17,600	978
Baxter International, Inc.	7,400	391
Biogen Idec, Inc. (Æ)(Ñ)	10,400	440
Boston Scientific Corp. (Æ)	12,400	77
Bristol-Myers Squibb Co.	5,200	108
Celgene Corp. (Æ)	6,600	344
Cigna Corp.	17,700	214
Covidien, Ltd.	17,100	630
Dentsply International, Inc. (Ñ)	5,900	154
Eli Lilly & Co.	16,900	577
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	16,800	369
Express Scripts, Inc. Class A (Æ)	4,300	247
Forest Laboratories, Inc. (Æ)	3,700	89

	Principal Amount ($) or Shares	Market Value $
Genentech, Inc. (Æ)	2,200	169
Gilead Sciences, Inc. (Æ)(Ñ)	4,200	188
Hill-Rom Holdings, Inc. (Ñ)	19,700	405
Johnson & Johnson	40,700	2,384
King Pharmaceuticals, Inc. (Æ)(Ñ)	11,200	108
Medtronic, Inc.	18,700	571
Merck & Co., Inc.	42,900	1,146
Pfizer, Inc.	110,655	1,818
Schering-Plough Corp.	46,000	773
Tenet Healthcare Corp. (Æ)(Ñ)	84,700	103
UnitedHealth Group, Inc. (Ñ)	14,100	296
Varian Medical Systems, Inc. (Æ)(Ñ)	300	12
Waters Corp. (Æ)(Ñ)	1,700	70
WellPoint, Inc. (Æ)	9,000	320
Wyeth	6,500	234
		13,941
Industrials - 11.0%
3M Co. (Ñ)	2,800	187
AMR Corp. (Æ)(Ñ)	22,600	198
Armstrong World Industries, Inc. (Ñ)	4,200	71
Boeing Co. (Ñ)	18,100	772
Brink's Co. (The)	17,700	385
Caterpillar, Inc. (Ñ)	16,200	664
CSX Corp.	10,600	395
Cummins, Inc. (Ñ)	6,800	174
Emerson Electric Co.	9,900	355
FedEx Corp. (Ñ)	1,000	71
Fluor Corp.	2,000	91
General Dynamics Corp.	2,700	139
General Electric Co.	130,800	2,246
Harsco Corp.	2,200	55
Honeywell International, Inc.	22,900	638
John Bean Technologies Corp.	16,000	140
Lockheed Martin Corp.	9,400	725
Northrop Grumman Corp.	11,400	467
RR Donnelley & Sons Co.	26,200	334
Ryder System, Inc. (Ñ)	10,500	377
Southwest Airlines Co.	36,600	317
Terex Corp. (Æ)	2,500	36
Trinity Industries, Inc. (Ñ)	18,600	277
Tyco International, Ltd.	21,950	459
Union Pacific Corp.	13,600	681
United Parcel Service, Inc. Class B	4,400	253
United Technologies Corp.	10,300	500
		11,007

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Information Technology - 15.1%
Accenture, Ltd. Class A	15,000	465
Activision Blizzard, Inc. (Æ)(Ñ)	800	9
Alliance Data Systems Corp. (Æ)(Ñ)	5,000	217
Apple, Inc. (Æ)(Ñ)	6,700	621
Arrow Electronics, Inc. (Æ)	20,100	277
Automatic Data Processing, Inc.	10,700	439
Avnet, Inc. (Æ)	8,600	122
AVX Corp. (Ñ)	28,100	246
BMC Software, Inc. (Æ)	12,400	310
Broadcom Corp. Class A (Æ)	6,600	101
Cisco Systems, Inc. (Æ)	49,600	820
Dell, Inc. (Æ)	49,300	551
eBay, Inc. (Æ)(Ñ)	17,500	230
Google, Inc. Class A (Æ)	1,500	439
Hewlett-Packard Co. (Ñ)	42,463	1,498
IAC/InterActiveCorp (Æ)(Ñ)	27,250	403
Ingram Micro, Inc. Class A (Æ)	28,500	307
Intel Corp. (Ñ)	101,500	1,401
International Business Machines Corp.	21,600	1,763
Jabil Circuit, Inc.	54,600	359
Lender Processing Services, Inc.	700	15
Lexmark International, Inc. Class A (Æ)	3,600	94
Microsoft Corp.	119,900	2,424
NCR Corp. (Æ)	13,700	208
Oracle Corp. (Æ)	38,100	613
QLogic Corp. (Æ)(Ñ)	1,100	12
QUALCOMM, Inc.	7,300	245
Symantec Corp. (Æ)(Ñ)	31,144	375
Texas Instruments, Inc. (Ñ)	10,300	160
Total System Services, Inc. (Ñ)	1,700	24
Western Digital Corp. (Æ)	18,900	231
Yahoo!, Inc. (Æ)	13,900	160
		15,139
Materials - 2.6%
Air Products & Chemicals, Inc.	2,900	138
Ashland, Inc.	167	1
Celanese Corp. Class A (Ñ)	15,400	178
CF Industries Holdings, Inc. (Ñ)	5,900	310
Crown Holdings, Inc. (Æ)	26,000	417
Dow Chemical Co. (The) (Ñ)	16,700	310
EI Du Pont de Nemours & Co.	8,100	203
FMC Corp.	1,000	44
International Paper Co. (Ñ)	8,900	111
MeadWestvaco Corp. (Ñ)	1,400	16
Monsanto Co. (Ñ)	1,500	119

	Principal Amount ($) or Shares	Market Value $
Nucor Corp. (Ñ)	13,500	482
Terra Industries, Inc. (Ñ)	16,300	240
United States Steel Corp. (Ñ)	1,500	46
		2,615
Telecommunication Services - 4.2%
AT&T, Inc.	89,788	2,564
Sprint Nextel Corp.	6,966	19
Verizon Communications, Inc.	48,500	1,584
		4,167
Utilities - 3.8%
AES Corp. (The) (Æ)(Ñ)	54,200	417
American Electric Power Co., Inc. (Ñ)	1,500	47
Dominion Resources, Inc.	15,500	571
DTE Energy Co.	9,700	361
Edison International	4,100	137
FirstEnergy Corp.	11,200	656
Progress Energy, Inc (Ñ)	11,500	456
Public Service Enterprise Group, Inc.	21,100	652
Reliant Energy, Inc. (Æ)	4,700	27
SCANA Corp. (Ñ)	6,600	229
Southern Union Co.	20,100	276
		3,829
Total Common Stocks (cost $120,901)		97,887
Short-Term Investments - 1.8%
AIM Short-Term Investment Treasury Portfolio	6	—	±
Federated Investors Prime Cash Obligations Fund	1,574,199	1,574
United States Treasury Bills (ç)(ÿ)(§) Zero coupon due 12/11/08	50	50
0.150% due 12/11/08	45	45
0.449% due 12/11/08	21	21
0.501% due 12/11/08	11	11
0.600% due 12/11/08	38	38
1.509% due 12/11/08	19	19
1.541% due 12/11/08	92	92
Total Short-Term Investments (cost $1,850)		1,850

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 23.6%
State Street Navigator Securities Prime Lending Portfolio (d)	23,625,876	23,626
Total Other Securities (cost $23,626)		23,626
Total Investments - 123.2% (identified cost $146,377)		123,363
Other Assets and Liabilities, Net - (23.2%)		(23,257)
Net Assets - 100.0%		100,106

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME)	8	USD	1,791	12/08	16
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					16

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

SSgA
Small Cap Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.3%
Consumer Discretionary - 7.6%
AFC Enterprises, Inc. (Æ)	5,900	24
Big Lots, Inc. (Æ)	11,231	197
CEC Entertainment, Inc. (Æ)	10,181	175
Childrens Place Retail Stores, Inc. (The) (Æ)	4,650	109
Dress Barn, Inc. (Æ)	11,000	86
Genesco, Inc. (Æ)	9,975	134
Jo-Ann Stores, Inc. (Æ)	9,400	130
M/I Homes, Inc.	5,600	59
New York & Co., Inc. (Æ)	13,030	25
Steven Madden, Ltd. (Æ)	8,750	150
Stoneridge, Inc. (Æ)	15,256	70
Warner Music Group Corp.	32,800	98
		1,257
Consumer Staples - 5.0%
Cal-Maine Foods, Inc.	1,950	49
Chiquita Brands International, Inc. (Æ)	10,742	120
Diamond Foods, Inc.	3,000	91
Nash Finch Co.	2,600	116
Ralcorp Holdings, Inc. (Æ)	5,400	338
Spartan Stores, Inc.	4,600	109
		823
Energy - 3.0%
Clayton Williams Energy, Inc. (Æ)	4,450	205
McMoRan Exploration Co. (Æ)	16,465	185
Vaalco Energy, Inc. (Æ)	17,800	112
		502
Financials - 24.0%
1st Source Corp.	700	16
Abington Bancorp, Inc.	1,700	18
Allied World Assurance Co. Holdings, Ltd.	3,455	122
Amerisafe, Inc. (Æ)	4,800	78
Arbor Realty Trust, Inc. (ö)	14,679	40
Associated Estates Realty Corp. (ö)	2,800	25
Bancfirst Corp.	600	26
Berkshire Hills Bancorp, Inc.	1,500	43
Cash America International, Inc.	6,356	172
Community Bank System, Inc.	11,429	264
Entertainment Properties Trust (ö)	2,571	63
Ezcorp, Inc. Class A (Æ)	18,300	302
First Bancorp	1,484	26
First Citizens BancShares, Inc. Class A	522	73
First Financial Bancorp	2,800	35
Getty Realty Corp. (ö)	3,300	62
International Bancshares Corp.	4,400	103
IPC Holdings, Ltd.	11,367	318
MainSource Financial Group, Inc.	1,484	23

	Principal Amount ($) or Shares	Market Value $
Mission West Properties, Inc. (ö)	9,669	73
National Penn Bancshares, Inc.	18,385	283
NorthStar Realty Finance Corp. (ö)	13,359	45
Odyssey Re Holdings Corp.	3,900	175
Omega Healthcare Investors, Inc. (ö)	6,700	89
Pennsylvania Commerce Bancorp, Inc. (Æ)	300	8
Platinum Underwriters Holdings, Ltd.	8,563	263
Potlatch Corp. (ö)	5,342	143
Provident Financial Services, Inc.	13,900	208
Provident New York Bancorp	3,100	38
RAIT Financial Trust (ö)	7,500	18
Republic Bancorp, Inc. Class A	2,978	66
Safety Insurance Group, Inc.	1,800	63
Suffolk Bancorp	600	20
SVB Financial Group (Æ)	3,250	130
Tompkins Financial Corp.	700	38
Umpqua Holdings Corp.	11,100	147
United Financial Bancorp, Inc.	2,300	30
WesBanco, Inc.	2,100	54
Wilshire Bancorp, Inc.	7,400	51
World Acceptance Corp. (Æ)	10,547	206
Yadkin Valley Financial Corp.	300	5
		3,962
Health Care - 18.6%
Alkermes, Inc. (Æ)	19,100	141
Alliance Imaging, Inc. (Æ)	3,587	28
AMN Healthcare Services, Inc. (Æ)	15,856	141
Bio-Rad Laboratories, Inc. Class A (Æ)	2,836	210
Centene Corp. (Æ)	12,216	226
Computer Programs & Systems, Inc.	1,650	46
Conmed Corp. (Æ)	9,743	229
Depomed, Inc. (Æ)	22,800	35
Emergent Biosolutions, Inc. (Æ)	3,300	75
eResearchTechnology, Inc. (Æ)	15,926	90
Gentiva Health Services, Inc. (Æ)	4,000	101
Hanger Orthopedic Group, Inc. (Æ)	5,738	92
Hill-Rom Holdings, Inc.	5,900	121
Life Sciences Research, Inc. (Æ)	1,855	18
LifePoint Hospitals, Inc. (Æ)	11,088	222
Martek Biosciences Corp. (Æ)	8,465	237
Medicines Co. (The) (Æ)	1,900	25
Momenta Pharmaceuticals, Inc. (Æ)	13,345	119
Myriad Genetics, Inc. (Æ)	1,250	74
NPS Pharmaceuticals, Inc. (Æ)	13,200	81
Owens & Minor, Inc.	7,066	294
Questcor Pharmaceuticals, Inc. (Æ)	6,800	58
Viropharma, Inc. (Æ)	11,920	135
Vivus, Inc. (Æ)	47,357	281
		3,079

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 15.9%
A.O. Smith Corp.	5,800	190
Acuity Brands, Inc.	2,556	69
Alaska Air Group, Inc. (Æ)	4,250	98
Applied Signal Technology, Inc.	1,200	19
Beacon Roofing Supply, Inc. (Æ)	11,057	131
Brink's Co. (The)	8,500	185
Chart Industries, Inc. (Æ)	15,118	144
CIRCOR International, Inc.	3,932	86
Columbus McKinnon Corp. (Æ)	10,581	124
Comfort Systems USA, Inc.	19,018	159
EMCOR Group, Inc. (Æ)	5,640	89
EnPro Industries, Inc. (Æ)	10,191	190
Federal Signal Corp.	8,100	57
Force Protection, Inc. (Æ)	11,600	46
Gibraltar Industries, Inc.	11,300	146
Griffon Corp. (Æ)	7,800	62
Hawaiian Holdings, Inc. (Æ)	23,350	105
Insteel Industries, Inc.	9,446	92
Korn/Ferry International (Æ)	4,500	55
NCI Building Systems, Inc. (Æ)	12,513	190
PHH Corp. (Æ)	10,885	83
PRG-Schultz International, Inc. (Æ)	6,900	31
Spherion Corp. (Æ)	5,400	12
Tecumseh Products Co. Class A (Æ)	2,763	33
Tredegar Corp.	4,000	63
WESCO International, Inc. (Æ)	10,133	150
Xerium Technologies, Inc.	10,200	12
		2,621
Information Technology - 18.0%
Acxiom Corp.	11,400	86
Arris Group, Inc. (Æ)	39,400	283
Avocent Corp. (Æ)	15,750	296
Ciber, Inc. (Æ)	8,600	37
Compuware Corp. (Æ)	29,300	186
CSG Systems International, Inc. (Æ)	14,800	249
Dice Holdings, Inc. (Æ)	1,800	6
Earthlink, Inc. (Æ)	20,600	137
Hackett Group, Inc. (The) (Æ)	13,200	40
InterDigital, Inc. (Æ)	8,458	224
JDA Software Group, Inc. (Æ)	15,317	202
Mantech International Corp. Class A (Æ)	1,033	56
Methode Electronics, Inc.	13,926	118
Netscout Systems, Inc. (Æ)	4,300	34
Plantronics, Inc.	16,286	207
QLogic Corp. (Æ)	20,904	222
Radisys Corp. (Æ)	3,200	19
Sapient Corp. (Æ)	12,500	49

	Principal Amount ($) or Shares	Market Value $
Silicon Image, Inc. (Æ)	23,336	88
Sybase, Inc. (Æ)	6,892	170
United Online, Inc.	24,467	162
Wind River Systems, Inc. (Æ)	12,700	106
		2,977
Materials - 4.6%
Compass Minerals International, Inc.	2,754	154
Innophos Holdings, Inc.	14,763	243
Rock-Tenn Co. Class A	7,335	248
Worthington Industries, Inc.	9,181	122
		767
Utilities - 3.6%
Hawaiian Electric Industries, Inc.	6,232	170
Laclede Group, Inc. (The)	5,079	268
Southwest Gas Corp.	5,800	150
		588
Total Common Stocks (cost $21,668)		16,576
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	240	—	±
Total Short-Term Investments (cost $0)		—	±
Other Securities - 24.7%
State Street Navigator Securities Prime Lending Portfolio (d)	4,087,090	4,087
Total Other Securities (cost $4,087)		4,087
Total Investments - 125.0% (identified cost $25,755)		20,663
Other Assets and Liabilities, Net - (25.0%)		(4,137)
Net Assets - 100.0%		16,526

See accompanying notes which are an integral part of the schedules of investments.

Small Cap Fund

SSgA
Core Opportunities Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.3%
Consumer Discretionary - 3.4%
GameStop Corp. Class A (Æ)	8,171	178
Home Depot, Inc.	25,867	598
J Crew Group, Inc. (Æ)	21,978	223
		999
Consumer Staples - 15.8%
Colgate-Palmolive Co.	5,271	343
CVS Caremark Corp.	26,023	753
Energizer Holdings, Inc. (Æ)	8,845	384
Lorillard, Inc.	9,723	588
Procter & Gamble Co.	15,883	1,022
Wal-Mart Stores, Inc.	18,775	1,049
Walgreen Co.	17,823	441
		4,580
Energy - 13.1%
Cameron International Corp. (Æ)	9,484	200
Exxon Mobil Corp.	21,266	1,705
Halliburton Co.	20,564	362
Marathon Oil Corp.	9,986	261
Occidental Petroleum Corp.	13,759	745
Schlumberger, Ltd.	10,057	510
		3,783
Financials - 14.7%
Bank of America Corp.	29,584	481
Citigroup, Inc.	41,339	343
Goldman Sachs Group, Inc. (The)	8,291	655
JPMorgan Chase & Co.	40,322	1,277
Morgan Stanley	21,180	312
Wells Fargo & Co.	29,618	856
Willis Group Holdings, Ltd.	14,151	326
		4,250
Health Care - 14.7%
Baxter International, Inc.	10,857	574
Covidien, Ltd.	17,563	647
Medtronic, Inc.	15,655	478
Pfizer, Inc.	89,651	1,473
Psychiatric Solutions, Inc. (Æ)	22,543	571
UnitedHealth Group, Inc.	25,085	527
		4,270
Industrials - 12.3%
ABB, Ltd. - ADR	35,513	459
Ametek, Inc.	13,031	455

	Principal Amount ($) or Shares	Market Value $
Danaher Corp.	10,646	593
First Solar, Inc. (Æ)	2,156	269
General Electric Co.	61,980	1,064
United Technologies Corp.	14,875	722
		3,562
Information Technology - 15.2%
Apple, Inc. (Æ)	7,727	716
Cisco Systems, Inc. (Æ)	47,676	788
Corning, Inc.	31,063	280
Google, Inc. Class A (Æ)	2,577	755
International Business Machines Corp.	5,254	429
Microsoft Corp.	41,694	843
QUALCOMM, Inc.	11,047	371
Texas Instruments, Inc.	13,498	210
		4,392
Materials - 4.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	10,816	259
Monsanto Co.	5,920	469
Nalco Holding Co.	17,135	196
PPG Industries, Inc.	7,358	323
		1,247
Telecommunication Services - 1.5%
American Tower Corp. Class A (Æ)	15,642	426
Utilities - 3.3%
Edison International	11,097	371
Exelon Corp.	10,186	572
		943
Total Common Stocks (cost $37,956)		28,452
Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	329	—	±
Total Short-Term Investments (cost $0)		—	±
Total Investments - 98.3% (identified cost $37,956)		28,452
Other Assets and Liabilities, Net - 1.7%		497
Net Assets - 100.0%		28,949

See accompanying notes which are an integral part of the schedules of investments.

Core Opportunities Fund

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.7%
Apartments - 20.1%
American Campus Communities, Inc. (ö)	68,518	1,534
AvalonBay Communities, Inc. (ö)(Ñ)	41,913	2,543
BRE Properties, Inc. Class A (ö)(Ñ)	57,722	1,695
Equity Residential (ö)	164,455	5,004
Essex Property Trust, Inc. (ö)(Ñ)	32,277	2,791
		13,567
Diversified - 14.7%
Digital Realty Trust, Inc. (ö)(Ñ)	104,587	2,861
Vornado Realty Trust (ö)(Ñ)	104,605	5,591
Washington Real Estate Investment Trust (ö)(Ñ)	55,897	1,480
		9,932
Health Care - 11.0%
HCP, Inc. (ö)(Ñ)	158,291	3,272
Medical Properties Trust, Inc. (ö)(Ñ)	125,688	783
Ventas, Inc. (ö)	146,973	3,378
		7,433
Office - 16.4%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	33,495	1,483
Boston Properties, Inc. (ö)(Ñ)	74,081	3,956
Corporate Office Properties Trust (ö)(Ñ)	89,963	2,673
Douglas Emmett, Inc. (ö)(Ñ)	170,167	1,736
SL Green Realty Corp. (ö)(Ñ)	66,309	1,257
		11,105
Regional Malls - 13.0%
Simon Property Group, Inc. (ö)(Ñ)	150,642	7,155
Taubman Centers, Inc. (ö)	69,737	1,663
		8,818
Storage - 7.0%
Public Storage (ö)(Ñ)	68,194	4,766
Shopping Centers - 16.5%
Acadia Realty Trust (ö)(Ñ)	117,612	1,644
Federal Realty Investment Trust (ö)(Ñ)	49,323	2,853
Kimco Realty Corp. (ö)(Ñ)	175,919	2,489
Regency Centers Corp. (ö)(Ñ)	65,225	2,323
Tanger Factory Outlet Centers (ö)(Ñ)	50,337	1,845
		11,154
Total Common Stocks (cost $78,632)		66,775

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.6%
AIM Short Term Investment Prime Portfolio	2,167	2
Federated Investors Prime Cash Obligations Fund	1,073,492	1,073
Total Short-Term Investments (cost $1,075)		1,075
Other Securities - 26.0%
State Street Navigator Securities Prime Lending Portfolio (d)	17,606,494	17,606
Total Other Securities (cost $17,606)		17,606
Total Investments - 126.3% (identified cost $97,313)		85,456
Other Assets and Liabilities, Net - (26.3%)		(17,809)
Net Assets - 100.0%		67,647

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund

SSgA
Aggressive Equity Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.4%
Consumer Discretionary - 10.9%
Autozone, Inc. (Æ)	716	78
Exide Technologies (Æ)	6,600	30
Finish Line (The) Class A	23,200	123
Genesco, Inc. (Æ)	600	8
Jo-Ann Stores, Inc. (Æ)	10,600	147
McDonald's Corp.	1,989	117
New York & Co., Inc. (Æ)	14,400	27
		530
Consumer Staples - 11.8%
Philip Morris International, Inc.	1,800	76
Procter & Gamble Co.	2,700	174
Ralcorp Holdings, Inc. (Æ)	2,200	137
Safeway, Inc.	6,100	133
Wal-Mart Stores, Inc.	1,000	56
		576
Energy - 13.2%
ConocoPhillips	3,606	189
Exxon Mobil Corp.	3,838	308
Occidental Petroleum Corp.	800	43
Sunoco, Inc.	400	16
Valero Energy Corp.	4,800	88
		644
Financials - 14.3%
Aspen Insurance Holdings, Ltd.	6,500	120
Axis Capital Holdings, Ltd.	2,687	68
Community Bank System, Inc.	1,600	37
Ezcorp, Inc. Class A (Æ)	7,400	122
Knight Capital Group, Inc. Class A (Æ)	9,400	155
National Penn Bancshares, Inc.	9,500	146
Republic Bancorp, Inc. Class A	2,300	51
		699
Health Care - 16.0%
Amgen, Inc. (Æ)	3,000	167
Eli Lilly & Co.	4,000	137
Emergent Biosolutions, Inc. (Æ)	1,900	43
Johnson & Johnson	2,800	164
Omnicare, Inc.	3,700	89
Pfizer, Inc.	6,100	100
Thermo Fisher Scientific, Inc. (Æ)	2,300	82
		782
Industrials - 10.4%
Chart Industries, Inc. (Æ)	6,300	60
EMCOR Group, Inc. (Æ)	1,900	30

	Principal Amount ($) or Shares	Market Value $
GrafTech International, Ltd. (Æ)	3,200	21
Hawaiian Holdings, Inc. (Æ)	20,300	91
Joy Global, Inc.	4,200	98
L-3 Communications Holdings, Inc.	1,600	108
NCI Building Systems, Inc. (Æ)	1,800	27
Norfolk Southern Corp.	200	10
United Rentals, Inc. (Æ)	4,800	39
WESCO International, Inc. (Æ)	1,500	22
		506
Information Technology - 17.0%
Alliance Data Systems Corp. (Æ)	200	9
Hewlett-Packard Co.	5,100	180
Intel Corp.	11,000	152
International Business Machines Corp.	2,176	177
Lexmark International, Inc. Class A (Æ)	4,600	120
Microsoft Corp.	3,000	61
Oracle Corp. (Æ)	4,463	72
Symantec Corp. (Æ)	5,000	60
		831
Materials - 2.5%
Compass Minerals International, Inc.	300	17
Innophos Holdings, Inc.	2,200	36
Terra Industries, Inc.	4,544	67
		120
Telecommunication Services - 1.0%
CenturyTel, Inc.	1,800	48
Utilities - 2.3%
Dominion Resources, Inc.	234	9
TECO Energy, Inc.	8,000	104
		113
Total Common Stocks (cost $5,614)		4,849
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	123	—	±
Total Short-Term Investments (cost $0)		—	±
Total Investments - 99.4% (identified cost $5,614)		4,849
Other Assets and Liabilities, Net - 0.6%		30
Net Assets - 100.0%		4,879

See accompanying notes which are an integral part of the schedules of investments.

Aggressive Equity Fund

SSgA
IAM SHARES Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.4%
Consumer Discretionary - 9.0%
99 Cents Only Stores (Æ)	5,700	61
Amazon.com, Inc. (Æ)	4,500	192
AutoNation, Inc. (Æ)	7,400	63
Bed Bath & Beyond, Inc. (Æ)	3,900	79
Best Buy Co., Inc.	5,225	108
Black & Decker Corp.	5,400	229
Brunswick Corp.	4,700	13
Carnival Corp.	4,300	90
CBS Corp. Class B	13,001	87
Coach, Inc. (Æ)	17,176	307
Comcast Corp. Class A	63,466	1,100
Denny's Corp. (Æ)	20,300	38
DIRECTV Group, Inc. (The) (Æ)	23,511	517
DR Horton, Inc.	5,100	35
Ethan Allen Interiors, Inc.	8,566	118
Family Dollar Stores, Inc.	2,500	69
Ford Motor Co. (Æ)	43,943	118
Gap, Inc. (The)	7,300	95
General Motors Corp.	11,400	60
Genuine Parts Co.	2,700	106
Goodyear Tire & Rubber Co. (The) (Æ)	4,300	28
Hanesbrands, Inc. (Æ)	2,100	27
Harley-Davidson, Inc.	11,100	189
Home Depot, Inc.	27,700	640
Jakks Pacific, Inc. (Æ)	100	2
JC Penney Co., Inc.	3,900	74
Johnson Controls, Inc.	24,000	424
Kohl's Corp. (Æ)	5,700	186
Leggett & Platt, Inc.	7,900	115
Liberty Global, Inc. Class A (Æ)	6,800	99
Liberty Media Corp. - Capital Series A (Æ)	1,201	4
Liberty Media Corp. - Interactive (Æ)	7,298	19
Lowe's Cos., Inc.	20,000	413
Macy's, Inc.	9,268	69
Marriott International, Inc. Class A	14,600	245
Matthews International Corp. Class A	3,500	143
McClatchy Co. Class A	3,070	6
McDonald's Corp.	20,130	1,183
Meredith Corp.	6,300	102
New York Times Co. (The) Class C	17,100	129
Newell Rubbermaid, Inc.	14,600	195
News Corp. Class A	27,100	214
Nordstrom, Inc.	3,600	41
Office Depot, Inc. (Æ)	4,800	9
Omnicom Group, Inc.	3,200	91
Phillips-Van Heusen Corp.	5,200	91
Sears Holdings Corp. (Æ)	4,839	175
Sherwin-Williams Co. (The)	5,700	336
Snap-On, Inc.	1,000	36

	Principal Amount ($) or Shares	Market Value $
Sonic Automotive, Inc. Class A	4,700	15
Stanley Works (The)	1,400	45
Staples, Inc.	8,400	146
Starbucks Corp. (Æ)	8,800	79
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	72
Target Corp.	14,600	493
Tiffany & Co.	10,500	208
Time Warner, Inc.	69,850	632
Viacom, Inc. Class B (Æ)	12,101	193
Walt Disney Co. (The)	51,400	1,158
Washington Post Co. (The) Class B	521	206
Whirlpool Corp.	4,900	193
Wyndham Worldwide Corp.	3,360	16
Yum! Brands, Inc.	5,200	140
		12,366
Consumer Staples - 11.6%
Altria Group, Inc.	41,385	666
Archer-Daniels-Midland Co.	18,198	498
Arden Group, Inc. Class A	700	96
Campbell Soup Co.	7,690	246
Coca-Cola Co. (The)	36,875	1,728
ConAgra Foods, Inc.	19,400	286
Costco Wholesale Corp.	6,100	314
CVS/Caremark Corp.	19,119	553
Dean Foods Co. (Æ)	6,600	96
Energizer Holdings, Inc. (Æ)	300	13
Great Atlantic & Pacific Tea Co. (Æ)	3,000	16
Imperial Sugar Co.	700	10
JM Smucker Co. (The)	9,707	440
Kellogg Co.	5,435	236
Kimberly-Clark Corp.	10,388	600
Kraft Foods, Inc. Class A	33,409	909
Kroger Co. (The)	25,700	711
PepsiCo, Inc.	26,923	1,527
Philip Morris International, Inc.	41,385	1,745
Procter & Gamble Co.	53,621	3,451
Rite Aid Corp. (Æ)	25,600	13
Safeway, Inc.	18,800	410
Sara Lee Corp.	34,830	320
Spectrum Brands, Inc. (Æ)	5,700	1
SUPERVALU, Inc.	8,500	101
Sysco Corp.	19,100	448
Walgreen Co.	16,300	403
		15,837
Energy - 14.1%
Anadarko Petroleum Corp.	7,000	287
Apache Corp.	5,400	417
Baker Hughes, Inc.	7,200	251

IAM Shares Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
BP PLC - ADR	2,868	140
Chevron Corp.	45,729	3,613
ConocoPhillips	29,077	1,527
Devon Energy Corp.	7,700	557
El Paso Corp.	10,300	76
EOG Resources, Inc.	3,200	272
Exxon Mobil Corp.	97,568	7,820
Halliburton Co.	18,160	320
Hess Corp.	6,900	373
Marathon Oil Corp.	8,200	215
Occidental Petroleum Corp.	8,000	433
Schlumberger, Ltd.	31,882	1,618
Spectra Energy Corp.	9,498	154
Transocean, Inc. (Æ)	9,669	647
Valero Energy Corp.	8,200	150
Williams Cos., Inc.	8,400	136
XTO Energy, Inc.	7,625	292
		19,298
Financials - 11.5%
Aegon NV	33,914	158
Aflac, Inc.	7,900	366
Allstate Corp. (The)	8,800	224
American Express Co.	21,200	494
American Financial Group, Inc.	19,521	400
American International Group, Inc.	34,074	68
Ameriprise Financial, Inc.	3,340	62
AON Corp.	5,900	267
Bank of America Corp.	78,628	1,278
Bank of New York Mellon Corp. (The)	18,598	562
BB&T Corp.	7,900	237
Capital One Financial Corp.	8,061	277
Charles Schwab Corp. (The)	13,300	244
Chubb Corp.	2,800	144
Citigroup, Inc.	108,101	896
Discover Financial Services	6,550	67
E*TRADE Financial Corp. (Æ)	7,100	10
Federal Home Loan Mortgage Corp.	7,900	9
Federal National Mortgage Association	12,200	14
Fifth Third Bancorp	6,200	59
Franklin Resources, Inc.	1,700	103
Goldman Sachs Group, Inc. (The)	5,700	450
Hartford Financial Services Group, Inc.	3,200	27
Host Hotels & Resorts, Inc. (ö)	31,254	235
HSBC Holdings PLC - ADR	10,364	564
Janus Capital Group, Inc.	28,787	235
JPMorgan Chase & Co.	59,034	1,869
Keycorp	5,100	48
M&T Bank Corp.	1,300	84
Marsh & McLennan Cos., Inc.	9,000	230
Marshall & Ilsley Corp.	2,900	45

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch & Co., Inc.	14,200	188
MetLife, Inc.	11,099	319
Moody's Corp.	4,000	87
Morgan Stanley	13,100	193
National City Corp.	6,400	13
Northern Trust Corp.	3,100	142
Plum Creek Timber Co., Inc. (ö)	2,400	85
PNC Financial Services Group, Inc.	4,100	216
Potlatch Corp. (ö)	10,700	285
Principal Financial Group, Inc.	2,500	35
Progressive Corp. (The)	9,600	144
Prologis (ö)	3,200	12
Prudential Financial, Inc.	7,600	165
Regions Financial Corp.	10,442	106
Simon Property Group, Inc. (ö)	3,100	147
SLM Corp. (Æ)	6,300	58
Sovereign Bancorp, Inc. (Æ)	6,245	15
SunTrust Banks, Inc.	3,900	124
Travelers Cos., Inc. (The)	24,883	1,086
US Bancorp	23,912	645
Vornado Realty Trust (ö)	2,000	107
Wachovia Corp.	31,819	179
Washington Mutual, Inc.	11,550	1
Wells Fargo & Co.	56,700	1,638
		15,716
Health Care - 12.6%
Abbott Laboratories	25,400	1,331
Aetna, Inc.	8,000	175
Allergan, Inc.	4,200	158
Allied Healthcare Products (Æ)	700	3
Amgen, Inc. (Æ)	19,872	1,104
Baxter International, Inc.	17,636	933
Biogen Idec, Inc. (Æ)	4,800	203
Boston Scientific Corp. (Æ)	15,263	94
Bristol-Myers Squibb Co.	26,000	538
Cardinal Health, Inc.	4,000	130
Cigna Corp.	4,500	54
Coventry Health Care, Inc. (Æ)	2,100	26
Covidien, Ltd.	9,175	338
Edwards Lifesciences Corp. (Æ)	5,833	290
Eli Lilly & Co.	17,200	587
Express Scripts, Inc. Class A (Æ)	4,600	265
Forest Laboratories, Inc. (Æ)	4,400	106
Genzyme Corp. (Æ)	3,800	243
Gilead Sciences, Inc. (Æ)	13,600	609
Humana, Inc. (Æ)	2,200	66
Johnson & Johnson	37,100	2,173
Life Technologies Corp. (Æ)	17,613	460
McKesson Corp.	4,600	161
Medco Health Solutions, Inc. (Æ)	10,124	425

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Medtronic, Inc.	18,500	565
Merck & Co., Inc.	48,456	1,295
PerkinElmer, Inc.	11,700	211
Pfizer, Inc.	95,345	1,567
Schering-Plough Corp.	38,300	644
St. Jude Medical, Inc. (Æ)	5,200	146
STERIS Corp.	11,591	320
Stryker Corp.	3,200	125
Thermo Fisher Scientific, Inc. (Æ)	11,200	400
UnitedHealth Group, Inc.	22,100	464
WellPoint, Inc. (Æ)	8,500	303
Wyeth	16,300	587
Zimmer Holdings, Inc. (Æ)	3,370	126
		17,225
Industrials - 14.3%
3M Co.	15,800	1,057
Actuant Corp. Class A	7,800	140
Alaska Air Group, Inc. (Æ)	1,900	44
Allied Waste Industries, Inc. (Æ)	10,400	112
Ametek, Inc.	3,900	136
Arkansas Best Corp.	400	11
Avery Dennison Corp.	1,900	59
Avis Budget Group, Inc. (Æ)	1,800	1
Boeing Co.	15,700	669
Caterpillar, Inc.	16,721	685
Continental Airlines, Inc. Class B (Æ)	4,200	62
Cooper Industries, Ltd. Class A	3,100	75
CSX Corp.	10,000	372
Cummins, Inc.	3,700	95
Danaher Corp.	12,900	718
Deere & Co.	11,000	383
Dover Corp.	13,200	394
Eaton Corp.	7,800	361
Emerson Electric Co.	24,700	886
Energy Conversion Devices, Inc. (Æ)	4,900	137
FedEx Corp.	3,100	219
Foster Wheeler, Ltd. (Æ)	1,000	22
Gardner Denver, Inc. (Æ)	800	20
General Dynamics Corp.	11,010	569
General Electric Co.	195,921	3,364
Goodrich Corp.	2,200	74
Hexcel Corp. (Æ)	2,600	19
HNI Corp.	900	12
Honeywell International, Inc.	19,662	548
Illinois Tool Works, Inc.	17,108	584
Ingersoll-Rand Co., Ltd. Class A	5,898	92
Kansas City Southern (Æ)	8,550	187
Katy Industries, Inc. (Æ)	5,900	6
Koninklijke Philips Electronics NV	6,389	105
L-3 Communications Holdings, Inc.	3,600	242

	Principal Amount ($) or Shares	Market Value $
Lockheed Martin Corp.	5,519	426
Manitowoc Co., Inc. (The)	2,300	18
Manpower, Inc.	6,300	198
Masco Corp.	19,000	182
Norfolk Southern Corp.	12,600	623
Northrop Grumman Corp.	6,596	270
PACCAR, Inc.	14,075	392
Parker Hannifin Corp.	3,000	123
Precision Castparts Corp.	2,500	157
Raytheon Co.	4,300	210
Rockwell Automation, Inc.	4,200	131
Rockwell Collins, Inc.	2,100	72
RR Donnelley & Sons Co.	12,300	157
Ryder System, Inc.	7,500	269
Siemens AG - ADR	1,300	78
Southwest Airlines Co.	28,225	244
Tecumseh Products Co. Class A (Æ)	3,800	45
Terex Corp. (Æ)	1,800	26
Textron, Inc.	4,400	67
Toro Co.	2,300	65
Tyco International, Ltd.	9,175	192
UAL Corp.	1,200	13
Union Pacific Corp.	14,300	716
United Parcel Service, Inc. Class B	19,514	1,124
United Technologies Corp.	19,900	966
US Airways Group, Inc. (Æ)	2,600	15
Waste Management, Inc.	10,818	316
Watts Water Technologies, Inc. Class A	400	9
YRC Worldwide, Inc. (Æ)	200	1
		19,565
Information Technology - 13.6%
Adobe Systems, Inc. (Æ)	8,200	190
Advanced Micro Devices, Inc. (Æ)	8,100	19
Agilent Technologies, Inc. (Æ)	4,142	78
Amphenol Corp. Class A	15,400	358
Analog Devices, Inc.	6,800	116
Apple, Inc. (Æ)	14,800	1,371
Applied Materials, Inc.	20,600	197
Autodesk, Inc. (Æ)	3,000	50
Automatic Data Processing, Inc.	6,900	283
Axcelis Technologies, Inc. (Æ)	28,200	17
Broadcom Corp. Class A (Æ)	5,850	90
CA, Inc.	4,700	79
Cisco Systems, Inc. (Æ)	79,400	1,313
Computer Sciences Corp. (Æ)	10,845	302
Corning, Inc.	24,400	220
Dell, Inc. (Æ)	38,300	428
Diebold, Inc.	10,100	283
eBay, Inc. (Æ)	19,500	256
Electronic Arts, Inc. Series C (Æ)	5,000	95

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
EMC Corp. (Æ)	30,000	317
Google, Inc. Class A (Æ)	3,000	879
Hewlett-Packard Co.	47,132	1,663
Intel Corp.	75,600	1,043
International Business Machines Corp.	20,500	1,673
KLA-Tencor Corp.	2,500	47
Micron Technology, Inc. (Æ)	13,500	37
Microsoft Corp.	167,000	3,377
Motorola, Inc.	39,700	171
National Semiconductor Corp.	5,600	62
NetApp, Inc. (Æ)	4,900	66
Oracle Corp. (Æ)	65,749	1,058
Paychex, Inc.	4,300	121
QUALCOMM, Inc.	21,200	712
Quantum Corp. (Æ)	38,900	5
Seagate Technology	8,600	36
Sun Microsystems, Inc. (Æ)	11,150	35
Symantec Corp. (Æ)	17,345	209
Texas Instruments, Inc.	27,100	422
Total System Services, Inc.	2,032	29
Tyco Electronics, Ltd.	9,175	151
Western Union Co. (The)	8,736	116
Xerox Corp.	44,500	311
Xilinx, Inc.	7,000	114
Yahoo!, Inc. (Æ)	21,100	243
		18,642
Materials - 2.7%
Air Products & Chemicals, Inc.	6,000	287
AK Steel Holding Corp.	5,100	40
Alcoa, Inc.	15,700	169
Allegheny Technologies, Inc.	3,300	76
Ashland, Inc.	1,204	11
Ball Corp.	1,700	62
Bemis Co., Inc.	1,800	49
Brush Engineered Materials, Inc. (Æ)	1,000	12
Chemtura Corp.	1,900	3
Crown Holdings, Inc. (Æ)	200	3
Dow Chemical Co. (The)	22,788	423
Ecolab, Inc.	3,100	119
EI Du Pont de Nemours & Co.	5,200	130
FMC Corp.	100	4
Freeport-McMoRan Copper & Gold, Inc. Class B	1,876	45
International Paper Co.	11,473	143
Martin Marietta Materials, Inc.	3,700	324
MeadWestvaco Corp.	3,000	35
Monsanto Co.	4,200	333
Newmont Mining Corp.	5,100	172
Owens-Illinois, Inc. (Æ)	800	16
PPG Industries, Inc.	2,900	127

	Principal Amount ($) or Shares	Market Value $
Rohm & Haas Co.	7,436	509
Sigma-Aldrich Corp.	2,300	99
Temple-Inland, Inc.	8,600	27
Vulcan Materials Co. Series REGS	3,600	216
Weyerhaeuser Co.	6,303	237
		3,671
Telecommunication Services - 4.2%
AT&T, Inc.	118,381	3,381
Embarq Corp.	2,559	83
Qwest Communications International, Inc.	25,000	80
Sprint Nextel Corp.	39,389	110
Verizon Communications, Inc.	63,172	2,063
		5,717
Utilities - 2.8%
AES Corp. (The) (Æ)	11,000	85
Ameren Corp.	3,000	107
American Electric Power Co., Inc.	5,300	166
Constellation Energy Group, Inc.	3,000	73
Dominion Resources, Inc.	10,600	390
Duke Energy Corp.	14,596	227
Edison International	5,500	184
Entergy Corp.	2,200	187
Exelon Corp.	11,300	635
FirstEnergy Corp.	4,200	246
FPL Group, Inc.	5,100	249
PG&E Corp.	5,800	221
PPL Corp.	6,400	217
Public Service Enterprise Group, Inc.	8,400	259
Sempra Energy	4,100	191
Southern Co.	11,200	407
		3,844
Total Common Stocks (cost $170,173)		131,881
Short-Term Investments - 3.1%
AIM Short Term Investment Prime Portfolio	3,613,760	3,614
American Beacon Money Market Fund	105,959	106
United States Treasury Bills (ç)(ÿ)(§) 0.029% due 12/11/08	20	20
0.030% due 12/11/08	175	175
0.500% due 12/11/08	27	27
1.581% due 12/11/08	278	278
Total Short-Term Investments (cost $4,220)		4,220

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 20.7%
State Street Navigator Securities Prime Lending Portfolio (d)	28,336,617	28,337
Total Other Securities (cost $28,337)		28,337
Total Investments - 120.2% (identified cost $202,730)		164,438
Other Assets and Liabilities, Net - (20.2%)		(27,608)
Net Assets - 100.0%		136,830

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME)	20	USD	4,477	12/08	(886)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(886)

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund

SSgA
Concentrated Growth Opportunities Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.3%
Consumer Discretionary - 5.9%
Home Depot, Inc.	6,982	161
J Crew Group, Inc. (Æ)	5,018	51
		212
Consumer Staples - 9.0%
CVS Caremark Corp.	7,353	213
Energizer Holdings, Inc. (Æ)	2,646	115
		328
Energy - 9.9%
Cameron International Corp. (Æ)	3,473	73
Halliburton Co.	5,269	93
Occidental Petroleum Corp.	3,569	193
		359
Financials - 3.4%
Goldman Sachs Group, Inc. (The)	1,547	122
Health Care - 17.4%
Baxter International, Inc.	4,035	213
Medtronic, Inc.	6,377	195
Psychiatric Solutions, Inc. (Æ)	4,311	109
UnitedHealth Group, Inc.	5,437	114
		631
Industrials - 14.3%
ABB, Ltd. - ADR	7,186	93
Ametek, Inc.	4,790	168
First Solar, Inc. (Æ)	443	55
United Technologies Corp.	4,168	202
		518
Information Technology - 27.4%
Apple, Inc. (Æ)	2,408	223
Cisco Systems, Inc. (Æ)	15,772	261
Corning, Inc.	8,946	80
Google, Inc. Class A (Æ)	767	225
MEMC Electronic Materials, Inc. (Æ)	10,142	152
Salesforce.com, Inc. (Æ)	1,736	50
		991

	Principal Amount ($) or Shares	Market Value $
Materials - 7.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	4,876	117
Monsanto Co.	1,736	138
		255
Telecommunication Services - 4.0%
American Tower Corp. Class A (Æ)	5,281	144
Total Common Stocks (cost $5,466)		3,560
Short-Term Investments - 2.3%
SSgA Prime Money Market Fund	83,070	83
Total Short-Term Investments (cost $83)		83
Total Investments - 100.6% (identified cost $5,549)		3,643
Other Assets and Liabilities, Net - (0.6%)		(20)
Net Assets - 100.0%		3,623

See accompanying notes which are an integral part of the schedules of investments.

Concentrated Growth Opportunities Fund

SSgA
Large Cap Value Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Consumer Discretionary - 7.7%
Apollo Group, Inc. Class A (Æ)	215	16
Autozone, Inc. (Æ)	393	43
Big Lots, Inc. (Æ)	2,325	41
Comcast Corp. Class A	750	13
DIRECTV Group, Inc. (The) (Æ)	1,088	24
Gap, Inc. (The)	2,201	29
NVR, Inc. (Æ)	80	35
RadioShack Corp.	2,468	24
Ross Stores, Inc.	836	22
Time Warner, Inc.	1,286	12
		259
Consumer Staples - 9.1%
Church & Dwight Co., Inc.	300	18
Dr Pepper Snapple Group, Inc. (Æ)	960	16
Fresh Del Monte Produce, Inc. (Æ)	638	16
General Mills, Inc.	973	61
Kroger Co. (The)	533	15
Philip Morris International, Inc.	758	32
Procter & Gamble Co.	1,275	82
Ralcorp Holdings, Inc. (Æ)	272	17
Wal-Mart Stores, Inc.	860	48
		305
Energy - 18.3%
Apache Corp.	655	51
Chevron Corp.	1,646	130
ConocoPhillips	2,006	105
ENSCO International, Inc.	460	15
Exxon Mobil Corp.	3,102	249
Occidental Petroleum Corp.	579	31
Valero Energy Corp.	1,803	33
		614
Financials - 22.2%
Allied World Assurance Co. Holdings, Ltd.	497	18
American Financial Group, Inc.	587	12
AON Corp.	1,278	58
Arch Capital Group, Ltd. (Æ)	303	21
Aspen Insurance Holdings, Ltd.	1,356	25
Bank of America Corp.	4,050	66
Bank of Hawaii Corp.	475	21
Bank of New York Mellon Corp. (The)	1,870	56
Capital One Financial Corp.	1,292	44
CapitalSource, Inc. (ö)	1,705	9
Citigroup, Inc.	3,098	26
Discover Financial Services	3,430	35
Goldman Sachs Group, Inc. (The)	201	16

	Principal Amount ($) or Shares	Market Value $
Hudson City Bancorp, Inc.	2,597	43
JPMorgan Chase & Co.	3,597	114
Knight Capital Group, Inc. Class A (Æ)	2,314	38
Platinum Underwriters Holdings, Ltd.	1,558	48
SVB Financial Group (Æ)	262	10
US Bancorp	694	19
Wells Fargo & Co.	2,240	65
		744
Health Care - 14.6%
Amgen, Inc. (Æ)	1,530	85
Eli Lilly & Co.	1,945	66
Forest Laboratories, Inc. (Æ)	1,278	31
Johnson & Johnson	1,346	79
Martek Biosciences Corp. (Æ)	676	19
Omnicare, Inc.	2,233	54
Owens & Minor, Inc.	368	15
Pfizer, Inc.	6,192	102
Quest Diagnostics, Inc.	599	28
Watson Pharmaceuticals, Inc. Class B (Æ)	492	11
		490
Industrials - 10.1%
Burlington Northern Santa Fe Corp.	269	21
EMCOR Group, Inc. (Æ)	2,573	40
Fluor Corp.	433	20
Gardner Denver, Inc. (Æ)	982	24
General Dynamics Corp.	949	49
General Electric Co.	5,576	96
Lennox International, Inc.	719	20
Norfolk Southern Corp.	416	20
Union Pacific Corp.	573	29
United Rentals, Inc. (Æ)	2,642	21
		340
Information Technology - 6.7%
Affiliated Computer Services, Inc. Class A (Æ)	889	36
BMC Software, Inc. (Æ)	1,277	32
Hewitt Associates, Inc. Class A (Æ)	496	14
Hewlett-Packard Co.	425	15
International Business Machines Corp.	273	22
Lexmark International, Inc. Class A (Æ)	1,422	37
Oracle Corp. (Æ)	1,408	23
Symantec Corp. (Æ)	3,753	45
		224
Materials - 1.3%
CF Industries Holdings, Inc.	382	20
Reliance Steel & Aluminum Co.	1,093	23
		43

Large Cap Value Fund

SSgA
Large Cap Value Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 5.0%
AT&T, Inc.	2,943	84
CenturyTel, Inc.	1,293	34
Verizon Communications, Inc.	1,522	50
		168
Utilities - 4.7%
Dominion Resources, Inc.	1,781	66
Edison International	346	11
Sempra Energy	1,410	66
TECO Energy, Inc.	974	13
		156
Total Common Stocks (cost $3,894)		3,343
Short-Term Investments - 0.5%
SSgA Prime Money Market Fund	18,350	18
Total Short-Term Investments (cost $18)		18
Total Investments - 100.2% (identified cost $3,912)		3,361
Other Assets and Liabilities, Net - (0.2%)		(7)
Net Assets - 100.0%		3,354

See accompanying notes which are an integral part of the schedules of investments.

Large Cap Value Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.0%
Consumer Discretionary - 12.2%
1-800-FLOWERS.COM, Inc. Class A (Æ)	500	2
Aaron Rents, Inc.	4,700	124
Aeropostale, Inc. (Æ)	4,000	60
AFC Enterprises, Inc. (Æ)	3,700	15
American Axle & Manufacturing Holdings, Inc.	3,400	9
American Greetings Corp. Class A	7,100	82
ArvinMeritor, Inc.	500	2
ATC Technology Corp. (Æ)	2,600	45
Blockbuster, Inc. Class A (Æ)	29,900	36
Blyth, Inc.	7,800	65
Bob Evans Farms, Inc.	1,600	27
Brown Shoe Co., Inc.	2,225	13
Buckle, Inc. (The)	675	13
California Pizza Kitchen, Inc. (Æ)	6,800	53
Callaway Golf Co.	2,700	27
Cardtronics, Inc. (Æ)	500	1
Carter's, Inc. (Æ)	5,100	96
Cato Corp. (The) Class A	3,400	47
CEC Entertainment, Inc. (Æ)	2,000	34
Charlotte Russe Holding, Inc. (Æ)	1,300	6
Childrens Place Retail Stores, Inc. (The) (Æ)	2,000	47
Citadel Broadcasting Corp. (Æ)	11,300	2
Citi Trends, Inc. (Æ)	200	2
Coinstar, Inc. (Æ)	2,400	45
Cooper Tire & Rubber Co.	2,600	12
Corinthian Colleges, Inc. (Æ)	200	3
Courier Corp.	700	13
Crown Media Holdings, Inc. Class A (Æ)	1,500	3
Dana Holding Corp. (Æ)	4,400	4
Denny's Corp. (Æ)	6,200	12
Domino's Pizza, Inc. (Æ)	4,800	19
Dress Barn, Inc. (Æ)	6,900	54
Einstein Noah Restaurant Group, Inc. (Æ)	900	4
FGX International Holdings, Ltd. (Æ)	500	5
Fossil, Inc. (Æ)	4,500	68
Fuel Systems Solutions, Inc. (Æ)	600	21
Gaiam, Inc. Class A (Æ)	300	2
Genesco, Inc. (Æ)	1,700	23
Gymboree Corp. (Æ)	4,000	101
Hayes Lemmerz International, Inc. (Æ)	13,000	9
Hovnanian Enterprises, Inc. Class A (Æ)	2,300	5
Iconix Brand Group, Inc. (Æ)	900	8
Jack in the Box, Inc. (Æ)	100	2
Jackson Hewitt Tax Service, Inc.	2,200	28
Jakks Pacific, Inc. (Æ)	3,600	64

	Principal Amount ($) or Shares	Market Value $
Jo-Ann Stores, Inc. (Æ)	3,000	42
JOS A Bank Clothiers, Inc. (Æ)	177	3
K-Swiss, Inc. Class A	100	1
Knology, Inc. (Æ)	6,000	34
LIN TV Corp. Class A (Æ)	5,000	7
Live Nation, Inc. (Æ)	1,500	7
M/I Homes, Inc.	1,600	17
Maidenform Brands, Inc. (Æ)	4,200	39
Marvel Entertainment, Inc. (Æ)	1,900	56
Matthews International Corp. Class A	1,700	69
Mediacom Communications Corp. Class A (Æ)	11,400	29
Men's Wearhouse, Inc. (The)	2,700	29
Meritage Homes Corp. (Æ)	1,500	19
Midas, Inc. (Æ)	1,300	11
ModusLink Global Solutions, Inc. (Æ)	1,810	8
Move, Inc. (Æ)	9,500	11
National CineMedia, Inc.	500	4
National Presto Industries, Inc.	400	26
NetFlix, Inc. (Æ)	6,400	147
New York & Co., Inc. (Æ)	8,200	15
NutriSystem, Inc.	800	11
O'Charleys, Inc.	2,500	5
Papa John's International, Inc. (Æ)	2,900	51
PF Chang's China Bistro, Inc. (Æ)	5,800	109
Polaris Industries, Inc.	2,900	79
Pre-Paid Legal Services, Inc. (Æ)	2,700	108
RC2 Corp. (Æ)	500	5
RCN Corp. (Æ)	5,700	40
Red Robin Gourmet Burgers, Inc. (Æ)	2,700	33
Regis Corp.	2,100	23
Rent-A-Center, Inc. Class A (Æ)	4,952	81
Ryland Group, Inc.	2,800	48
Sauer-Danfoss, Inc.	1,700	14
Shoe Carnival, Inc. (Æ)	900	8
Sinclair Broadcast Group, Inc. Class A	6,500	21
Skechers U.S.A., Inc. Class A (Æ)	2,300	28
Stage Stores, Inc.	300	2
Stewart Enterprises, Inc. Class A	9,100	29
Stoneridge, Inc. (Æ)	3,700	17
Superior Industries International, Inc.	600	7
Systemax, Inc.	500	5
Tempur-Pedic International, Inc.	2,300	16
thinkorswim Group, Inc. (Æ)	3,400	22
Timberland Co. Class A (Æ)	4,100	42
Town Sports International Holdings, Inc. (Æ)	1,900	5
Tractor Supply Co. (Æ)	2,200	84
Tupperware Brands Corp.	800	16

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Unifi, Inc. (Æ)	4,700	22
Unifirst Corp.	2,200	61
Visteon Corp. (Æ)	32,800	25
Warnaco Group, Inc. (The) (Æ)	200	4
Westwood One, Inc. (Æ)	9,300	—	±
Wet Seal, Inc. (The) Class A (Æ)	2,900	8
WMS Industries, Inc. (Æ)	2,300	57
Wolverine World Wide, Inc.	1,400	27
		3,000
Consumer Staples - 3.3%
Alliance One International, Inc. (Æ)	16,000	50
American Oriental Bioengineering, Inc. (Æ)	2,100	12
Arden Group, Inc. Class A	100	14
Boston Beer Co., Inc. Class A (Æ)	200	6
Cadiz, Inc. (Æ)	600	7
Cal-Maine Foods, Inc.	3,400	86
Casey's General Stores, Inc.	2,200	65
Chiquita Brands International, Inc. (Æ)	4,400	49
Darling International, Inc. (Æ)	7,000	35
Flowers Foods, Inc.	2,025	54
J&J Snack Foods Corp.	1,300	39
Nash Finch Co.	1,300	58
Pantry, Inc. (The) (Æ)	100	2
Prestige Brands Holdings, Inc. (Æ)	4,700	37
Ralcorp Holdings, Inc. (Æ)	3,200	200
Spartan Stores, Inc.	1,700	40
Universal Corp.	300	10
Vector Group, Ltd.	572	8
Winn-Dixie Stores, Inc. (Æ)	2,400	36
		808
Energy - 4.0%
Atlas America, Inc.	300	4
Berry Petroleum Co. Class A	1,100	13
Bill Barrett Corp. (Æ)	4,600	103
Brigham Exploration Co. (Æ)	900	3
Callon Petroleum Co. (Æ)	1,900	5
Clayton Williams Energy, Inc. (Æ)	400	18
Complete Production Services, Inc. (Æ)	5,300	43
Comstock Resources, Inc. (Æ)	4,000	168
Crosstex Energy, Inc.	100	—	±
Energy Partners, Ltd. (Æ)	3,300	11
EXCO Resources, Inc. (Æ)	3,000	23
Goodrich Petroleum Corp. (Æ)	600	22
Gulf Island Fabrication, Inc.	1,100	16
Gulfmark Offshore, Inc. (Æ)	1,600	45
Hornbeck Offshore Services, Inc. (Æ)	600	10
International Coal Group, Inc. (Æ)	3,700	11
ION Geophysical Corp. (Æ)	500	2

	Principal Amount ($) or Shares	Market Value $
Lufkin Industries, Inc.	300	15
McMoRan Exploration Co. (Æ)	7,700	87
Newpark Resources (Æ)	1,800	8
Parker Drilling Co. (Æ)	6,400	20
Petroquest Energy, Inc. (Æ)	9,300	65
Pioneer Drilling Co. (Æ)	5,700	42
Rosetta Resources, Inc. (Æ)	10,300	78
RPC, Inc.	2,000	17
Swift Energy Co. (Æ)	2,400	51
TXCO Resources, Inc. (Æ)	3,600	11
Union Drilling, Inc. (Æ)	3,600	24
Vaalco Energy, Inc. (Æ)	10,200	64
Westmoreland Coal Co. (Æ)	1,500	14
Willbros Group, Inc. (Æ)	300	2
		995
Financials - 21.0%
1st Source Corp.	2,260	50
Advance America Cash Advance Centers, Inc.	2,700	5
Alexander's, Inc. (ö)	100	21
AMBAC Financial Group, Inc.	12,000	17
American Equity Investment Life Holding Co.	10,500	65
American Physicians Capital, Inc.	1,500	58
Amerisafe, Inc. (Æ)	700	11
Amtrust Financial Services, Inc.	3,800	34
Anthracite Capital, Inc. (ö)	7,900	24
Anworth Mortgage Asset Corp. (ö)	11,900	75
Argo Group International Holdings, Ltd. (Æ)	1,037	33
Arrow Financial Corp.	1,800	52
Ashford Hospitality Trust, Inc. (ö)	3,100	5
Aspen Insurance Holdings, Ltd.	5,300	98
Associated Estates Realty Corp. (ö)	5,800	51
Assured Guaranty, Ltd.	3,900	44
Bancfirst Corp.	900	40
Banco Latinoamericano de Exportaciones SA Class E	5,460	69
Bank of the Ozarks, Inc.	100	3
BankFinancial Corp.	1,200	13
Berkshire Hills Bancorp, Inc.	2,000	58
BGC Partners, Inc. Class A	3,300	13
BioMed Realty Trust, Inc. (ö)	2,000	19
Boston Private Financial Holdings, Inc.	600	4
Calamos Asset Management, Inc. Class A	1,400	6
Camden National Corp.	500	14
CapLease, Inc. (ö)	10,000	21
Cash America International, Inc.	1,000	27
Cathay General Bancorp	1,000	21
Cedar Shopping Centers, Inc. (ö)	1,500	7

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Central Pacific Financial Corp.	1,800	23
Chemical Financial Corp.	200	5
Citizens & Northern Corp.	1,400	31
City Holding Co.	1,900	67
Clifton Savings Bancorp, Inc.	1,600	19
CNA Surety Corp. (Æ)	600	7
Colonial Properties Trust (ö)	1,000	6
Community Bank System, Inc.	200	5
Community Trust Bancorp, Inc.	200	7
Compass Diversified Holdings	3,000	30
Corporate Office Properties Trust SBI MD (ö)	1,800	53
CVB Financial Corp.	2,090	23
DCT Industrial Trust, Inc. (ö)	7,100	32
DiamondRock Hospitality Co. (ö)	5,400	20
Dime Community Bancshares	1,700	23
Doral Financial Corp. (Æ)	900	7
Downey Financial Corp.	700	—	±
DuPont Fabros Technology, Inc. (ö)	1,900	4
Education Realty Trust, Inc. (ö)	7,600	34
Employers Holdings, Inc.	2,000	33
Encore Capital Group, Inc. (Æ)	3,300	28
Entertainment Properties Trust (ö)	1,000	25
Evercore Partners, Inc. Class A	700	7
Ezcorp, Inc. Class A (Æ)	4,400	73
Farmers Capital Bank Corp.	900	21
FCStone Group, Inc. (Æ)	300	1
FelCor Lodging Trust, Inc. (ö)	16,100	27
First Bancorp	7,400	81
First Bancorp, Inc.	300	6
First Commonwealth Financial Corp.	1,100	13
First Financial Bancorp	1,200	15
First Financial Corp.	300	12
First Financial Northwest, Inc.	6,700	61
First Industrial Realty Trust, Inc. (ö)	2,600	22
First Merchants Corp.	1,100	22
First Midwest Bancorp, Inc.	200	4
First Niagara Financial Group, Inc.	5,300	82
First Place Financial Corp.	800	3
First Potomac Realty Trust (ö)	4,300	35
FirstFed Financial Corp. (Æ)	2,000	8
FirstMerit Corp.	900	20
Flagstone Reinsurance Holdings, Ltd.	3,100	32
Flushing Financial Corp.	1,100	15
FNB Corp.	1,000	12
Fox Chase Bancorp, Inc. (Æ)	4,000	48
Fpic Insurance Group, Inc. (Æ)	1,300	60
Friedman Billings Ramsey Group, Inc. Class A (Æ)(ö)	11,500	2
Getty Realty Corp. (ö)	2,800	52
GFI Group, Inc.	9,800	37

	Principal Amount ($) or Shares	Market Value $
Glacier Bancorp, Inc.	1,200	21
Glimcher Realty Trust (ö)	7,800	18
Green Bankshares, Inc.	300	5
Greenlight Capital Re, Ltd. (Æ)	4,400	46
Guaranty Bancorp (Æ)	3,588	7
Hancock Holding Co.	200	9
Hanmi Financial Corp.	1,000	2
Harleysville Group, Inc.	2,000	75
Hersha Hospitality Trust (ö)	10,000	35
Highwoods Properties, Inc. (ö)	4,400	105
Home Properties, Inc. (ö)	900	35
IBERIABANK Corp.	100	5
Inland Real Estate Corp. (ö)	1,100	12
Integra Bank Corp.	4,300	11
International Assets Holding Corp. (Æ)	2,300	19
International Bancshares Corp.	3,700	87
IPC Holdings, Ltd.	3,700	104
Kearny Financial Corp.	3,000	38
Knight Capital Group, Inc. Class A (Æ)	6,300	104
LaBranche & Co., Inc. (Æ)	8,300	41
Lakeland Bancorp, Inc.	1,365	13
Lakeland Financial Corp.	1,300	29
LaSalle Hotel Properties (ö)	600	5
Lexington Realty Trust (ö)	7,800	38
LTC Properties, Inc. (ö)	500	10
Maguire Properties, Inc. (ö)	1,700	3
MainSource Financial Group, Inc.	920	14
MB Financial, Inc.	1,400	37
MCG Capital Corp.	1,000	1
Medical Properties Trust, Inc. (ö)	6,300	39
MFA Mortgage Investments, Inc. (ö)	6,800	42
Mid-America Apartment Communities, Inc. (ö)	2,400	89
Montpelier Re Holdings, Ltd.	6,700	92
National Financial Partners Corp.	3,200	5
National Health Investors, Inc. (ö)	1,500	34
National Retail Properties, Inc. (ö)	200	3
NBT Bancorp, Inc.	3,200	85
Nelnet, Inc. Class A	900	12
NewAlliance Bancshares, Inc.	2,200	30
NewStar Financial, Inc. (Æ)	700	3
NorthStar Realty Finance Corp. (ö)	3,700	13
OceanFirst Financial Corp.	900	13
Ocwen Financial Corp. (Æ)	400	3
Odyssey Re Holdings Corp.	600	27
Old National Bancorp	3,300	57
optionsXpress Holdings, Inc.	4,700	66
Oriental Financial Group, Inc.	4,200	26
Pacific Capital Bancorp NA	3,300	52
PacWest Bancorp	1,400	37
Park National Corp.	200	14

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Parkway Properties, Inc. (ö)	700	10
Peapack Gladstone Financial Corp.	500	16
PennantPark Investment Corp.	1,300	4
Pennsylvania Real Estate Investment Trust (ö)	3,900	18
Peoples Bancorp, Inc.	1,500	26
Phoenix Cos., Inc. (The)	5,200	15
Pico Holdings, Inc. (Æ)	1,600	36
Platinum Underwriters Holdings, Ltd.	3,400	104
PMA Capital Corp. Class A (Æ)	983	5
Portfolio Recovery Associates, Inc. (Æ)	700	24
Prospect Capital Corp.	900	11
Prosperity Bancshares, Inc.	1,000	33
Provident Bankshares Corp.	5,900	56
Provident Financial Services, Inc.	4,300	64
PS Business Parks, Inc. (ö)	1,700	81
RAIT Financial Trust (ö)	18,800	45
Realty Income Corp. (ö)	1,600	32
Republic Bancorp, Inc. Class A	1,820	40
Resource Capital Corp. (ö)	3,900	12
Rockville Financial, Inc.	700	9
Santander BanCorp	3,400	34
SeaBright Insurance Holdings, Inc. (Æ)	1,600	17
Senior Housing Properties Trust (ö)	700	10
Simmons First National Corp. Class A	900	26
Southside Bancshares, Inc.	2,400	53
Southwest Bancorp, Inc.	1,000	14
Stifel Financial Corp. (Æ)	900	39
Strategic Hotels & Resorts, Inc. (ö)	12,900	13
Suffolk Bancorp	2,000	66
Sun Communities, Inc. (ö)	1,900	21
Sunstone Hotel Investors, Inc. (ö)	8,300	40
Susquehanna Bancshares, Inc.	1,000	15
Tanger Factory Outlet Centers (ö)	100	4
TowneBank/Portsmouth VA	800	18
Trustco Bank Corp. NY	5,100	54
U-Store-It Trust (ö)	1,500	8
UCBH Holdings, Inc.	1,100	5
UMB Financial Corp.	2,100	100
Umpqua Holdings Corp.	900	12
United Bankshares, Inc.	1,200	40
United Community Financial Corp.	1,748	3
WesBanco, Inc.	1,000	26
Westwood Holdings Group, Inc.	1,100	34
Wilshire Bancorp, Inc.	800	5
World Acceptance Corp. (Æ)	800	16
		5,196
Health Care - 13.6%
Acadia Pharmaceuticals, Inc. (Æ)	1,100	1
Acorda Therapeutics, Inc. (Æ)	400	7

	Principal Amount ($) or Shares	Market Value $
Affymetrix, Inc. (Æ)	5,300	15
Albany Molecular Research, Inc. (Æ)	6,100	58
Alexion Pharmaceuticals, Inc. (Æ)	2,600	87
Alkermes, Inc. (Æ)	800	6
Alliance Imaging, Inc. (Æ)	7,900	62
Alnylam Pharmaceuticals, Inc. (Æ)	3,300	60
Amedisys, Inc. (Æ)	1,300	51
American Medical Systems Holdings, Inc. (Æ)	700	6
AMERIGROUP Corp. Class A (Æ)	3,200	79
Amicus Therapeutics, Inc. (Æ)	2,400	21
AMN Healthcare Services, Inc. (Æ)	3,500	31
Amsurg Corp. Class A (Æ)	600	12
Analogic Corp.	200	8
Angiodynamics, Inc. (Æ)	400	5
Arqule, Inc. (Æ)	1,000	3
Arthrocare Corp. (Æ)	1,900	25
Bio-Rad Laboratories, Inc. Class A (Æ)	1,000	74
Bruker Corp. (Æ)	5,600	26
Cadence Pharmaceuticals, Inc. (Æ)	400	3
Caraco Pharmaceutical Laboratories, Ltd. (Æ)	200	1
Cardiac Science Corp. (Æ)	2,100	14
CardioNet, Inc. (Æ)	100	2
Celldex Therapeutics, Inc. (Æ)	5,700	37
Centene Corp. (Æ)	7,000	129
Chemed Corp.	100	4
Conmed Corp. (Æ)	5,000	118
Corvel Corp. (Æ)	1,000	22
CryoLife, Inc. (Æ)	300	3
Cubist Pharmaceuticals, Inc. (Æ)	3,500	86
CV Therapeutics, Inc. (Æ)	6,000	54
Dendreon Corp. (Æ)	1,300	6
Depomed, Inc. (Æ)	10,000	15
Emergent Biosolutions, Inc. (Æ)	5,600	127
Enzon Pharmaceuticals, Inc. (Æ)	15,300	75
eResearchTechnology, Inc. (Æ)	3,000	17
Exactech, Inc. (Æ)	400	7
Exelixis, Inc. (Æ)	500	2
Gentiva Health Services, Inc. (Æ)	200	5
Greatbatch, Inc. (Æ)	1,900	48
Healthsouth Corp. (Æ)	600	6
Healthspring, Inc. (Æ)	5,600	82
Healthways, Inc. (Æ)	1,000	8
Human Genome Sciences, Inc. (Æ)	5,700	10
ICU Medical, Inc. (Æ)	300	9
Idenix Pharmaceuticals, Inc. (Æ)	1,000	6
Incyte Corp., Ltd. (Æ)	6,200	21
Integra LifeSciences Holdings Corp. (Æ)	2,400	76
InterMune, Inc. (Æ)	900	10
Invacare Corp.	4,800	71

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Isis Pharmaceuticals, Inc. (Æ)	9,000	103
Kensey Nash Corp. (Æ)	500	9
Kindred Healthcare, Inc. (Æ)	5,500	59
KV Pharmaceutical Co. Class A (Æ)	700	3
Luminex Corp. (Æ)	200	4
MannKind Corp. (Æ)	1,600	5
MAP Pharmaceuticals, Inc. (Æ)	1,000	5
Martek Biosciences Corp. (Æ)	1,600	45
Medarex, Inc. (Æ)	800	4
Medicis Pharmaceutical Corp. Class A	3,300	40
Merit Medical Systems, Inc. (Æ)	1,100	16
Molina Healthcare, Inc. (Æ)	2,200	52
Momenta Pharmaceuticals, Inc. (Æ)	5,500	49
Myriad Genetics, Inc. (Æ)	1,000	59
Nabi Biopharmaceuticals (Æ)	3,400	14
Nektar Therapeutics (Æ)	4,300	20
NPS Pharmaceuticals, Inc. (Æ)	4,500	28
NuVasive, Inc. (Æ)	1,400	48
NxStage Medical, Inc. (Æ)	2,100	5
Obagi Medical Products, Inc. (Æ)	500	3
Odyssey HealthCare, Inc. (Æ)	1,700	14
Onyx Pharmaceuticals, Inc. (Æ)	100	3
OraSure Technologies, Inc. (Æ)	2,300	8
Osiris Therapeutics, Inc. (Æ)	1,200	23
Owens & Minor, Inc.	1,400	58
Pain Therapeutics, Inc. (Æ)	700	6
PDL BioPharma, Inc.	1,100	11
PharmaNet Development Group, Inc. (Æ)	800	1
PharMerica Corp. (Æ)	2,100	35
Pozen, Inc. (Æ)	2,000	14
Protalix BioTherapeutics, Inc. (Æ)	700	1
PSS World Medical, Inc. (Æ)	500	9
Psychiatric Solutions, Inc. (Æ)	700	18
Quidel Corp. (Æ)	2,000	27
Regeneron Pharmaceuticals, Inc. (Æ)	1,500	23
RehabCare Group, Inc. (Æ)	2,500	36
Repligen Corp. (Æ)	3,400	13
Res-Care, Inc. (Æ)	500	7
Rigel Pharmaceuticals, Inc. (Æ)	1,100	8
Salix Pharmaceuticals, Ltd. (Æ)	3,200	26
Savient Pharmaceuticals, Inc. (Æ)	380	1
Seattle Genetics, Inc. (Æ)	4,800	42
Sequenom, Inc. (Æ)	600	10
Sirona Dental Systems, Inc. (Æ)	1,300	16
Somanetics Corp. (Æ)	2,200	39
Stereotaxis, Inc. (Æ)	3,200	15
STERIS Corp.	5,400	149
Sucampo Pharmaceuticals, Inc. (Æ)	1,700	10
Sun Healthcare Group, Inc. Class W (Æ)	700	7
Synta Pharmaceuticals Corp. (Æ)	800	4
Thoratec Corp. (Æ)	700	18

	Principal Amount ($) or Shares	Market Value $
United Therapeutics Corp. (Æ)	300	16
Valeant Pharmaceuticals International (Æ)	3,700	72
Varian, Inc. (Æ)	2,700	99
Viropharma, Inc. (Æ)	11,600	131
Vivus, Inc. (Æ)	11,300	67
Volcano Corp. (Æ)	400	7
West Pharmaceutical Services, Inc.	300	11
Zoll Medical Corp. (Æ)	400	7
Zymogenetics, Inc. (Æ)	1,600	4
		3,348
Industrials - 15.7%
A.O. Smith Corp.	1,000	33
Actuant Corp. Class A	3,000	54
Acuity Brands, Inc.	1,400	38
Administaff, Inc. Series 2000-B Class A	800	14
Alaska Air Group, Inc. (Æ)	4,800	110
Altra Holdings, Inc. (Æ)	1,300	10
Amerco, Inc. (Æ)	200	7
American Reprographics Co. (Æ)	1,300	10
American Woodmark Corp.	1,500	25
Ampco-Pittsburgh Corp.	500	8
Applied Industrial Technologies, Inc.	5,700	109
Applied Signal Technology, Inc.	1,500	24
Argon ST, Inc. (Æ)	1,600	31
Arkansas Best Corp.	2,300	61
Barnes Group, Inc.	1,000	13
Beacon Roofing Supply, Inc. (Æ)	1,400	17
Belden, Inc.	1,300	23
Bowne & Co., Inc.	2,700	10
Brady Corp. Class A	300	6
CBIZ, Inc. (Æ)	3,600	29
Celadon Group, Inc. (Æ)	4,100	32
Cenveo, Inc. (Æ)	2,400	9
Ceradyne, Inc. (Æ)	3,200	84
Chart Industries, Inc. (Æ)	2,100	20
CIRCOR International, Inc.	2,000	44
Columbus McKinnon Corp. (Æ)	2,000	23
Comfort Systems USA, Inc.	3,400	28
COMSYS IT Partners, Inc. (Æ)	1,600	5
Consolidated Graphics, Inc. (Æ)	1,800	26
CRA International, Inc. (Æ)	200	6
Cubic Corp.	400	11
Curtiss-Wright Corp.	100	3
Dollar Financial Corp. (Æ)	4,300	33
Ducommun, Inc.	1,200	20
Dycom Industries, Inc. (Æ)	1,500	9
EMCOR Group, Inc. (Æ)	7,700	121
Energy Conversion Devices, Inc. (Æ)	2,100	59
EnerSys (Æ)	800	7
EnPro Industries, Inc. (Æ)	4,800	90

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ESCO Technologies, Inc. (Æ)	200	6
Force Protection, Inc. (Æ)	800	3
FuelCell Energy, Inc. (Æ)	7,400	32
G&K Services, Inc. Class A	500	12
Genco Shipping & Trading, Ltd.	100	1
Gibraltar Industries, Inc.	1,900	25
GrafTech International, Ltd. (Æ)	5,000	33
Graham Corp.	400	4
Granite Construction, Inc.	1,200	51
Hawaiian Holdings, Inc. (Æ)	7,800	35
Heartland Express, Inc.	3,166	49
Heico Corp.	100	3
Heidrick & Struggles International, Inc.	200	4
Herman Miller, Inc.	3,600	53
HNI Corp.	2,100	28
Houston Wire & Cable Co.	4,300	33
HUB Group, Inc. Class A (Æ)	2,500	67
Hudson Highland Group, Inc. (Æ)	10,400	33
II-VI, Inc. (Æ)	200	4
Insteel Industries, Inc.	4,300	42
Kadant, Inc. (Æ)	1,300	19
Kaman Corp. Class A	500	12
Kelly Services, Inc. Class A	5,000	58
Kenexa Corp. (Æ)	900	5
Kforce, Inc. (Æ)	3,400	23
Kimball International, Inc. Class B	1,400	9
Knoll, Inc.	1,500	16
Korn/Ferry International (Æ)	400	5
Lydall, Inc. (Æ)	8,700	46
M&F Worldwide Corp. (Æ)	1,100	17
Marten Transport, Ltd. (Æ)	400	8
Mcgrath Rentcorp	1,400	25
Michael Baker Corp. (Æ)	100	3
MPS Group, Inc. (Æ)	6,000	40
Mueller Water Products, Inc. Class A	4,600	28
Navigant Consulting, Inc. (Æ)	5,600	106
NCI Building Systems, Inc. (Æ)	1,900	29
NN, Inc.	5,600	8
Nordson Corp.	2,100	68
Old Dominion Freight Line, Inc. (Æ)	2,000	48
On Assignment, Inc. (Æ)	900	5
Orbital Sciences Corp. (Æ)	2,000	34
Pacer International, Inc.	6,900	67
Perini Corp. (Æ)	1,900	36
Pike Electric Corp. (Æ)	2,700	33
Polypore International, Inc. (Æ)	600	3
Regal-Beloit Corp.	1,100	37
Republic Airways Holdings, Inc. (Æ)	2,700	38
Resources Connection, Inc. (Æ)	600	10
Robbins & Myers, Inc.	3,200	72
RSC Holdings, Inc. (Æ)	3,500	28

	Principal Amount ($) or Shares	Market Value $
Saia, Inc. (Æ)	2,900	26
Simpson Manufacturing Co., Inc.	100	3
Skywest, Inc.	3,400	52
Spherion Corp. (Æ)	14,700	33
Standard Parking Corp. (Æ)	1,400	28
Standard Register Co. (The)	1,600	9
Standex International Corp.	500	11
SYKES Enterprises, Inc. (Æ)	3,200	59
TAL International Group, Inc.	400	5
TBS International, Ltd. Class A (Æ)	200	1
Teledyne Technologies, Inc. (Æ)	600	24
Tetra Tech, Inc. (Æ)	4,800	96
Thermadyne Holdings Corp. (Æ)	800	5
Titan International, Inc.	2,050	20
Titan Machinery, Inc. (Æ)	300	3
TransDigm Group, Inc. (Æ)	1,000	35
Tredegar Corp.	3,300	52
Trimas Corp. (Æ)	700	1
Triumph Group, Inc.	500	17
TrueBlue, Inc. (Æ)	7,200	53
Twin Disc, Inc.	3,400	23
UAL Corp.	5,600	63
Ultrapetrol Bahamas, Ltd. (Æ)	300	1
United Stationers, Inc. (Æ)	2,000	64
US Airways Group, Inc. (Æ)	1,600	10
Viad Corp.	1,700	45
Volt Information Sciences, Inc. (Æ)	1,200	7
Wabash National Corp.	2,800	14
Wabtec Corp.	200	8
Waste Connections, Inc. (Æ)	2,750	78
Waste Services, Inc. (Æ)	4,200	26
Watson Wyatt Worldwide, Inc. Class A	900	36
Watts Water Technologies, Inc. Class A	1,200	27
Werner Enterprises, Inc.	6,000	104
Woodward Governor Co.	4,500	96
Xerium Technologies, Inc.	1,700	2
YRC Worldwide, Inc. (Æ)	6,400	25
		3,878
Information Technology - 17.4%
ACI Worldwide, Inc. (Æ)	3,700	58
Actel Corp. (Æ)	5,100	47
Acxiom Corp.	12,900	97
Adtran, Inc.	900	13
Advanced Energy Industries, Inc. (Æ)	200	2
Agilysys, Inc.	1,200	5
Amkor Technology, Inc. (Æ)	12,200	27
Anixter International, Inc. (Æ)	500	14
Arris Group, Inc. (Æ)	2,400	17
AsiaInfo Holdings, Inc. (Æ)	1,600	18
Atheros Communications, Inc. (Æ)	300	4

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Avocent Corp. (Æ)	2,000	38
Benchmark Electronics, Inc. (Æ)	5,900	75
Black Box Corp.	400	10
Blackbaud, Inc.	400	5
Brooks Automation, Inc. (Æ)	1,600	6
CACI International, Inc. Class A (Æ)	1,000	44
Checkpoint Systems, Inc. (Æ)	2,500	29
Ciber, Inc. (Æ)	8,100	35
Cirrus Logic, Inc. (Æ)	12,100	51
Cognex Corp.	3,100	42
Coherent, Inc. (Æ)	4,000	100
Compellent Technologies, Inc. (Æ)	400	4
Comtech Telecommunications Corp. (Æ)	100	5
CSG Systems International, Inc. (Æ)	6,500	109
CTS Corp.	2,300	13
Cymer, Inc. (Æ)	2,500	59
DealerTrack Holdings, Inc. (Æ)	300	4
Digi International, Inc. (Æ)	3,200	29
Digital River, Inc. (Æ)	3,900	82
Earthlink, Inc. (Æ)	17,700	118
Ebix, Inc. (Æ)	300	8
Electronics for Imaging, Inc. (Æ)	1,100	11
Emulex Corp. (Æ)	9,300	66
EPIQ Systems, Inc. (Æ)	350	6
Fair Isaac Corp.	500	7
Forrester Research, Inc. (Æ)	3,500	80
Foundry Networks, Inc. (Æ)	3,400	53
Gartner, Inc. (Æ)	3,900	60
Global Cash Access Holdings, Inc. (Æ)	3,500	11
Hutchinson Technology, Inc. (Æ)	2,900	8
iGate Corp. (Æ)	600	4
Imation Corp.	3,200	42
infoGROUP, Inc.	10,700	42
Informatica Corp. (Æ)	400	6
Infospace, Inc.	2,000	16
Insight Enterprises, Inc. (Æ)	1,200	5
Integral Systems, Inc. (Æ)	600	14
InterDigital, Inc. (Æ)	4,200	111
Internap Network Services Corp. (Æ)	6,600	18
Interwoven, Inc. (Æ)	5,000	65
Ixia (Æ)	1,200	7
IXYS Corp.	1,100	8
j2 Global Communications, Inc. (Æ)	1,300	25
JDA Software Group, Inc. (Æ)	4,100	54
Kulicke & Soffa Industries, Inc. (Æ)	1,300	2
L-1 Identity Solutions, Inc. Class 1 (Æ)	900	5
Littelfuse, Inc. (Æ)	2,100	32
Magma Design Automation, Inc. (Æ)	1,400	2
Manhattan Associates, Inc. (Æ)	2,600	40
Mantech International Corp. Class A (Æ)	400	22
MAXIMUS, Inc.	1,200	38

	Principal Amount ($) or Shares	Market Value $
MercadoLibre, Inc. (Æ)	900	11
Methode Electronics, Inc.	7,300	62
Micrel, Inc.	12,600	93
Micros Systems, Inc. (Æ)	2,900	48
Microsemi Corp. (Æ)	2,500	49
MicroStrategy, Inc. Class A (Æ)	900	32
MKS Instruments, Inc. (Æ)	7,400	106
Monotype Imaging Holdings, Inc. (Æ)	2,500	13
MTS Systems Corp.	500	13
Multi-Fineline Electronix, Inc. (Æ)	1,200	12
Net 1 UEPS Technologies, Inc. (Æ)	600	6
Netezza Corp. (Æ)	900	6
Netgear, Inc. (Æ)	1,300	16
NetSuite, Inc. (Æ)	200	2
NIC, Inc.	1,700	8
Novatel Wireless, Inc. (Æ)	3,800	15
Omnivision Technologies, Inc. (Æ)	6,600	40
Parametric Technology Corp. (Æ)	3,940	45
PC-Telephone, Inc.	400	2
Pegasystems, Inc.	5,600	66
Pericom Semiconductor Corp. (Æ)	3,900	21
Perot Systems Corp. Class A (Æ)	4,800	60
Photronics, Inc. (Æ)	800	—	±
Plantronics, Inc.	2,800	36
Plexus Corp. (Æ)	2,700	45
PMC - Sierra, Inc. (Æ)	2,700	11
Polycom, Inc. (Æ)	3,300	62
Powerwave Technologies, Inc. (Æ)	3,300	2
Progress Software Corp. (Æ)	4,300	91
Quantum Corp. (Æ)	2,900	—	±
Quest Software, Inc. (Æ)	700	9
Rackable Systems, Inc. (Æ)	7,200	29
RF Micro Devices, Inc. (Æ)	5,700	8
Rogers Corp. (Æ)	2,700	76
Rubicon Technology, Inc. (Æ)	5,700	26
S1 Corp. (Æ)	4,500	34
Sapient Corp. (Æ)	1,600	6
Semtech Corp. (Æ)	6,700	76
Silicon Image, Inc. (Æ)	10,800	41
Silicon Storage Technology, Inc. (Æ)	20,600	62
Skyworks Solutions, Inc. (Æ)	9,700	52
Solera Holdings, Inc. (Æ)	2,000	39
SonicWALL, Inc. (Æ)	6,400	25
Spansion, Inc. Class A (Æ)	14,800	4
SPSS, Inc. (Æ)	3,000	73
SuccessFactors, Inc. (Æ)	5,200	32
Switch & Data Facilities Co., Inc. (Æ)	2,100	11
Sybase, Inc. (Æ)	6,900	170
Synaptics, Inc. (Æ)	1,250	27
Take-Two Interactive Software, Inc. (Æ)	4,200	51
Techwell, Inc. (Æ)	200	1

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Tekelec (Æ)	6,600	81
TeleCommunication Systems, Inc. (Æ)	1,000	8
TIBCO Software, Inc. (Æ)	9,200	44
Time Warner Telecom, Inc. Class A (Æ)	4,400	34
TNS, Inc. (Æ)	900	8
TriQuint Semiconductor, Inc. (Æ)	8,800	23
TTM Technologies, Inc. (Æ)	10,200	52
United Online, Inc.	11,100	74
Valueclick, Inc. (Æ)	4,900	30
Viasat, Inc. (Æ)	1,200	26
Vignette Corp. (Æ)	1,100	10
Wind River Systems, Inc. (Æ)	1,700	14
Zoran Corp. (Æ)	4,300	32
		4,289
Materials - 4.4%
Ashland, Inc.	344	3
Brush Engineered Materials, Inc. (Æ)	300	3
Buckeye Technologies, Inc. (Æ)	7,000	32
Bway Holding Co. (Æ)	1,300	6
Compass Minerals International, Inc.	500	28
Ferro Corp.	1,400	9
Glatfelter	5,100	48
HB Fuller Co.	5,400	96
Innophos Holdings, Inc.	1,500	25
Innospec, Inc.	2,700	16
Minerals Technologies, Inc.	2,000	94
NewMarket Corp.	600	20
Olin Corp.	6,700	110
Olympic Steel, Inc.	1,300	23
Rock-Tenn Co. Class A	4,100	138
Rockwood Holdings, Inc. (Æ)	3,800	34
Sensient Technologies Corp.	2,100	50
Silgan Holdings, Inc.	1,600	72
Spartech Corp.	500	3
Stepan Co.	1,500	69
Stillwater Mining Co. (Æ)	5,300	17
United States Lime & Minerals, Inc. (Æ)	100	3
Wausau Paper Corp.	900	9
Worthington Industries, Inc.	11,800	157
WR Grace & Co. (Æ)	5,200	27
		1,092
Other Energy - 0.0%
PrimeEnergy Corp. (Æ)	100	5
Telecommunication Services - 1.4%
Centennial Communications Corp. (Æ)	10,100	78
Cincinnati Bell, Inc. (Æ)	41,900	73

	Principal Amount ($) or Shares	Market Value $
Cogent Communications Group, Inc. (Æ)	200	1
General Communication, Inc. Class A (Æ)	5,000	39
Global Crossing, Ltd. (Æ)	300	2
Hungarian Telephone & Cable Corp. (Æ)	500	5
ICO Global Communications Holdings, Ltd. (Æ)	1,900	3
iPCS, Inc. (Æ)	1,100	8
NTELOS Holdings Corp.	1,900	42
Premiere Global Services, Inc. (Æ)	5,900	36
Shenandoah Telecommunications Co.	100	3
Syniverse Holdings, Inc. (Æ)	5,400	53
		343
Utilities - 4.0%
Allete, Inc.	2,100	72
Avista Corp.	8,100	143
California Water Service Group	100	4
Central Vermont Public Service Corp.	800	15
Cleco Corp.	1,800	43
El Paso Electric Co. (Æ)	5,800	105
Idacorp, Inc.	2,500	76
Laclede Group, Inc. (The)	1,100	58
Northwest Natural Gas Co.	2,700	135
Piedmont Natural Gas Co.	2,600	87
Portland General Electric Co.	3,100	57
South Jersey Industries, Inc.	800	31
Southwest Gas Corp.	5,100	132
WGL Holdings, Inc.	500	18
		976
Total Common Stocks (cost $37,126)		23,930
Short-Term Investments - 2.2%
AIM Short-Term Investment Treasury Portfolio	176	—	±
Federated Investors Prime Cash Obligations Fund	553,070	553
Total Short-Term Investments (cost $553)		553
Total Investments - 99.2% (identified cost $37,679)		24,483
Other Assets and Liabilities, Net - 0.8%		208
Net Assets - 100.0%		24,691

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME)	12	USD	567	12/08	(48)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(48)

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

SSgA
Directional Core Equity Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 78.6%
Consumer Discretionary - 11.0%
Apollo Group, Inc. Class A (Æ)	1,747	134
Autozone, Inc. (Æ)	713	78
Big Lots, Inc. (Æ)	5,140	90
Career Education Corp. (Æ)	3,923	73
Childrens Place Retail Stores, Inc. (The) (Æ)	610	14
Gap, Inc. (The)	3,913	51
Hillenbrand, Inc.	2,274	36
McDonald's Corp.	2,780	163
NVR, Inc. (Æ)	241	105
		744
Consumer Staples - 6.4%
Altria Group, Inc.	1,448	23
Casey's General Stores, Inc.	3,862	115
Constellation Brands, Inc. Class A (Æ)	2,011	26
Herbalife, Ltd.	3,683	66
NBTY, Inc. (Æ)	1,740	25
Philip Morris International, Inc.	1,858	78
Procter & Gamble Co.	248	16
Wal-Mart Stores, Inc.	1,500	84
		433
Energy - 15.0%
Apache Corp.	851	66
Complete Production Services, Inc. (Æ)	6,237	51
Concho Resources, Inc. (Æ)	1,590	38
ConocoPhillips	2,949	155
ENSCO International, Inc.	2,653	86
Exxon Mobil Corp.	5,051	405
McMoRan Exploration Co. (Æ)	5,540	62
Sunoco, Inc.	3,855	153
		1,016
Financials - 9.4%
AON Corp.	2,730	124
Bank of America Corp.	649	11
Bank of Hawaii Corp.	1,276	57
First Citizens BancShares, Inc. Class A	443	62
Hudson City Bancorp, Inc.	3,881	65
JPMorgan Chase & Co.	2,504	79
Knight Capital Group, Inc. Class A (Æ)	6,902	114
Raymond James Financial, Inc.	5,206	114
Wells Fargo & Co.	317	9
		635

	Principal Amount ($) or Shares	Market Value $
Health Care - 10.8%
Amgen, Inc. (Æ)	770	43
Centene Corp. (Æ)	5,833	108
Eli Lilly & Co.	3,990	136
Express Scripts, Inc. Class A (Æ)	291	17
Martek Biosciences Corp. (Æ)	2,133	60
Merck & Co., Inc.	758	20
Myriad Genetics, Inc. (Æ)	950	56
Omnicare, Inc.	4,711	114
Owens & Minor, Inc.	197	8
Teleflex, Inc.	1,197	57
Thermo Fisher Scientific, Inc. (Æ)	2,145	76
United Therapeutics Corp. (Æ)	767	42
		737
Industrials - 9.6%
Chart Industries, Inc. (Æ)	3,368	32
EMCOR Group, Inc. (Æ)	1,797	28
Foster Wheeler, Ltd. (Æ)	2,983	66
General Electric Co.	886	15
Joy Global, Inc.	353	8
Kirby Corp. (Æ)	620	16
L-3 Communications Holdings, Inc.	1,578	106
Lockheed Martin Corp.	1,580	122
Shaw Group, Inc. (The) (Æ)	2,806	52
Southwest Airlines Co.	6,024	52
United Rentals, Inc. (Æ)	10,338	84
WESCO International, Inc. (Æ)	4,886	72
		653
Information Technology - 10.5%
Gartner, Inc. (Æ)	6,020	93
Hewlett-Packard Co.	1,400	49
Intel Corp.	5,450	75
InterDigital, Inc. (Æ)	1,037	28
International Business Machines Corp.	1,926	157
Micros Systems, Inc. (Æ)	4,833	81
Microsoft Corp.	4,607	93
Symantec Corp. (Æ)	8,350	100
Western Union Co. (The)	2,700	36
		712
Materials - 1.8%
AK Steel Holding Corp.	2,381	19
CF Industries Holdings, Inc.	1,065	56
Reliance Steel & Aluminum Co.	1,158	24
Terra Industries, Inc.	1,842	27
		126

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 0.9%
Syniverse Holdings, Inc. (Æ)	6,386	62
Utilities - 3.2%
Dominion Resources, Inc.	2,300	85
Edison International	1,300	43
Unisource Energy Corp.	3,163	89
		217
Total Common Stocks (cost $7,146)		5,335
Short-Term Investments - 1.6%
AIM Short Term Investment Treasury Portfolio	109,397	109
Federated Investors Prime Cash Obligations Fund	315	— ±
Total Short-Term Investments (cost $109)		109
Total Investments - 80.2% (identified cost $7,255)		5,444
Securities Sold Short - (19.5%)
Consumer Discretionary - (1.8%)
Corinthian Colleges, Inc. (Æ)	(2,066)	(33)
Gaylord Entertainment Co. (Æ)	(2,736)	(25)
Goodyear Tire & Rubber Co. (The) (Æ)	(5,935)	(38)
OfficeMax, Inc.	(1,097)	(6)
Volcom, Inc. (Æ)	(2,126)	(21)
		(123)
Energy - (4.1%)
Arena Resources, Inc. (Æ)	(1,992)	(53)
Continental Resources, Inc. (Æ)	(1,923)	(38)
Frontier Oil Corp.	(4,347)	(52)
Hercules Offshore, Inc. (Æ)	(7,595)	(44)
PetroHawk Energy Corp. (Æ)	(3,291)	(57)
SEACOR Holdings, Inc. (Æ)	(348)	(23)
Weatherford International, Ltd. (Æ)	(636)	(8)
		(275)
Financials - (1.7%)
First Horizon National Corp.	(2,755)	(29)
PacWest Bancorp	(577)	(15)
Post Properties, Inc. (ö)	(2,417)	(38)
Synovus Financial Corp.	(1,200)	(10)
UDR, Inc. (ö)	(1,582)	(24)
		(116)

	Principal Amount ($) or Shares	Market Value $
Health Care - (2.1%)
Cepheid, Inc. (Æ)	(3,899)	(53)
Medcath Corp. (Æ)	(4,359)	(32)
Meridian Bioscience, Inc.	(1,717)	(41)
Sepracor, Inc. (Æ)	(1,191)	(14)
		(140)
Industrials - (5.1%)
AAR Corp. (Æ)	(3,538)	(60)
Astec Industries, Inc. (Æ)	(2,686)	(81)
Corporate Executive Board Co. (The)	(817)	(19)
Energy Conversion Devices, Inc. (Æ)	(1,015)	(28)
Geo Group, Inc. (The) (Æ)	(3,705)	(72)
Hexcel Corp. (Æ)	(4,777)	(36)
UAL Corp.	(1,077)	(12)
USG Corp. (Æ)	(3,992)	(38)
		(346)
Information Technology - (2.8%)
AVX Corp.	(3,651)	(32)
Omniture, Inc. (Æ)	(2,721)	(27)
Rofin-Sinar Technologies, Inc. (Æ)	(2,454)	(58)
Time Warner Telecom, Inc. Class A (Æ)	(7,426)	(57)
VeriFone Holdings, Inc. (Æ)	(4,287)	(18)
		(192)
Materials - (1.9%)
Allegheny Technologies, Inc.	(2,122)	(49)
Commercial Metals Co.	(2,319)	(28)
Titanium Metals Corp.	(6,592)	(56)
		(133)
Total Securities Sold Short (proceeds $2,041)		(1,325)
Other Assets and Liabilities, Net - 39.3%		2,665
Net Assets - 100.0%		6,784

See accompanying notes which are an integral part of the schedules of investments.

Directional Core Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 125.4%
Consumer Discretionary - 13.4%
Advance Auto Parts, Inc.	692	21
Aeropostale, Inc. (Æ)	2,641	40
AnnTaylor Stores Corp. (Æ)	5,231	23
Apollo Group, Inc. Class A (Æ)	1,431	110
Autozone, Inc. (Æ)	831	91
Big Lots, Inc. (Æ)	4,184	73
Career Education Corp. (Æ)	1,300	24
GameStop Corp. Class A (Æ)	3,105	68
Gap, Inc. (The)	7,491	98
Hasbro, Inc.	1,697	45
Johnson Controls, Inc.	434	8
McDonald's Corp.	2,573	151
NVR, Inc. (Æ)	195	85
Polo Ralph Lauren Corp. Class A	648	28
RadioShack Corp.	7,498	74
Regis Corp.	872	10
Ross Stores, Inc.	1,297	34
		983
Consumer Staples - 11.4%
Altria Group, Inc.	1,875	30
Chattem, Inc. (Æ)	400	29
Church & Dwight Co., Inc.	1,723	102
Coca-Cola Co. (The)	300	14
Constellation Brands, Inc. Class A (Æ)	4,965	63
Dean Foods Co. (Æ)	3,800	55
NBTY, Inc. (Æ)	2,535	37
PepsiCo, Inc.	378	22
Philip Morris International, Inc.	1,841	78
Procter & Gamble Co.	2,757	177
Ralcorp Holdings, Inc. (Æ)	209	13
Safeway, Inc.	400	9
Wal-Mart Stores, Inc.	3,730	209
		838
Energy - 22.1%
Apache Corp.	1,349	104
Chevron Corp.	1,864	147
Complete Production Services, Inc. (Æ)	7,918	65
Concho Resources, Inc. (Æ)	2,500	59
ConocoPhillips	2,952	155
Devon Energy Corp.	381	28
ENSCO International, Inc.	1,962	64
Exxon Mobil Corp.	6,212	498
Hess Corp.	1,758	95
Noble Corp.	800	22
Occidental Petroleum Corp.	2,476	134
Stone Energy Corp. (Æ)	1,946	32
Sunoco, Inc.	2,900	115

	Principal Amount ($) or Shares	Market Value $
Tesoro Corp.	9,400	86
Walter Industries, Inc. Class A	1,200	22
		1,626
Financials - 12.5%
ACE, Ltd.	1,453	76
American Express Co.	1,015	24
AON Corp.	2,372	107
Aspen Insurance Holdings, Ltd.	3,566	66
Bank of America Corp.	3,713	60
Bank of New York Mellon Corp. (The)	485	15
CapitalSource, Inc. (ö)	10,825	56
Cash America International, Inc.	1,025	28
Chubb Corp.	330	17
Hudson City Bancorp, Inc.	1,145	19
Interactive Brokers Group, Inc. Class A (Æ)	957	17
JPMorgan Chase & Co.	3,350	106
Knight Capital Group, Inc. Class A (Æ)	6,169	102
MBIA, Inc.	7,100	42
New York Community Bancorp, Inc.	2,700	35
Raymond James Financial, Inc.	3,468	76
SLM Corp. (Æ)	1,151	11
TD Ameritrade Holding Corp. (Æ)	2,335	31
Wells Fargo & Co.	952	28
		916
Health Care - 19.9%
Aetna, Inc.	681	15
Alexion Pharmaceuticals, Inc. (Æ)	247	8
Amgen, Inc. (Æ)	1,000	55
Cephalon, Inc. (Æ)	800	59
Eli Lilly & Co.	3,422	117
Express Scripts, Inc. Class A (Æ)	1,624	93
Forest Laboratories, Inc. (Æ)	3,916	95
Johnson & Johnson	2,453	144
King Pharmaceuticals, Inc. (Æ)	7,700	74
LifePoint Hospitals, Inc. (Æ)	1,190	24
Martek Biosciences Corp. (Æ)	1,870	52
Medtronic, Inc.	2,300	70
Myriad Genetics, Inc. (Æ)	1,114	66
Omnicare, Inc.	3,424	83
OSI Pharmaceuticals, Inc. (Æ)	1,020	38
Owens & Minor, Inc.	1,182	49
Pfizer, Inc.	6,110	100
Schering-Plough Corp.	7,200	121
St. Jude Medical, Inc. (Æ)	313	9
Teleflex, Inc.	1,604	76
Thermo Fisher Scientific, Inc. (Æ)	387	14
United Therapeutics Corp. (Æ)	784	43
Vertex Pharmaceuticals, Inc. (Æ)	2,321	57
		1,462

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 15.2%
Acuity Brands, Inc.	435	12
Burlington Northern Santa Fe Corp.	1,000	77
Chart Industries, Inc. (Æ)	1,417	13
Dover Corp.	1,640	49
EMCOR Group, Inc. (Æ)	2,530	40
Flowserve Corp.	700	35
Fluor Corp.	2,467	112
Foster Wheeler, Ltd. (Æ)	1,700	38
General Dynamics Corp.	1,770	91
General Electric Co.	5,228	90
Joy Global, Inc.	2,986	69
L-3 Communications Holdings, Inc.	799	54
Norfolk Southern Corp.	1,400	69
Perini Corp. (Æ)	4,235	81
Shaw Group, Inc. (The) (Æ)	2,130	39
Southwest Airlines Co.	2,800	24
Union Pacific Corp.	900	45
United Rentals, Inc. (Æ)	3,045	25
URS Corp. (Æ)	1,232	47
Waste Management, Inc.	468	14
Watson Wyatt Worldwide, Inc. Class A	1,516	61
WESCO International, Inc. (Æ)	1,968	29
		1,114
Information Technology - 21.7%
Adobe Systems, Inc. (Æ)	702	16
Affiliated Computer Services, Inc. Class A (Æ)	2,492	101
Alliance Data Systems Corp. (Æ)	1,760	76
Analog Devices, Inc.	333	6
Apple, Inc. (Æ)	400	37
Avocent Corp. (Æ)	1,110	21
BMC Software, Inc. (Æ)	1,444	36
Cisco Systems, Inc. (Æ)	800	13
Compuware Corp. (Æ)	11,811	75
Google, Inc. Class A (Æ)	39	11
Hewitt Associates, Inc. Class A (Æ)	1,343	38
Hewlett-Packard Co.	4,460	157
Intel Corp.	5,144	71
InterDigital, Inc. (Æ)	1,695	45
International Business Machines Corp.	2,138	175
Lender Processing Services, Inc.	1,800	40
Lexmark International, Inc. Class A (Æ)	3,284	86
Microsoft Corp.	3,394	69
MicroStrategy, Inc. Class A (Æ)	485	17
Oracle Corp. (Æ)	9,097	146
Perot Systems Corp. Class A (Æ)	913	11
Plantronics, Inc.	4,157	53
QLogic Corp. (Æ)	6,420	68
Quest Software, Inc. (Æ)	1,800	24

	Principal Amount ($) or Shares	Market Value $
Symantec Corp. (Æ)	7,251	87
Take-Two Interactive Software, Inc. (Æ)	2,199	27
Texas Instruments, Inc.	1,184	19
Western Union Co. (The)	5,021	67
		1,592
Materials - 2.8%
CF Industries Holdings, Inc.	1,012	53
Reliance Steel & Aluminum Co.	2,512	52
Rock-Tenn Co. Class A	1,639	56
Terra Industries, Inc.	3,075	45
		206
Telecommunication Services - 0.8%
AT&T, Inc.	1,978	56
Syniverse Holdings, Inc. (Æ)	728	7
		63
Utilities - 5.6%
Centerpoint Energy, Inc.	7,652	99
Dominion Resources, Inc.	3,092	114
Edison International	324	11
FirstEnergy Corp.	1,010	59
OGE Energy Corp.	2,794	74
TECO Energy, Inc.	4,000	52
		409
Total Common Stocks (cost $11,690)		9,209
Short-Term Investments - 0.1%
SSgA Prime Money Market Fund	3,875	4
Total Short-Term Investments (cost $4)		4
Total Investments - 125.5% (identified cost $11,694)		9,213
Securities Sold Short - (25.8%)
Consumer Discretionary - (3.4%)
Dick's Sporting Goods, Inc. (Æ)	(3,171)	(40)
Gaylord Entertainment Co. (Æ)	(3,794)	(35)
Goodyear Tire & Rubber Co. (The) (Æ)	(7,055)	(45)
Live Nation, Inc. (Æ)	(2,300)	(11)
Orient-Express Hotels, Ltd. Class A	(2,129)	(15)
Penn National Gaming, Inc. (Æ)	(1,800)	(38)
Washington Post Co. (The) Class B	(44)	(17)
Williams-Sonoma, Inc.	(6,723)	(47)
		(248)

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — November 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - (5.7%)
Arena Resources, Inc. (Æ)	(1,613)	(43)
ATP Oil & Gas Corp. (Æ)	(5,508)	(37)
Carrizo Oil & Gas, Inc. (Æ)	(1,304)	(27)
Continental Resources, Inc. (Æ)	(2,150)	(42)
Exterran Holdings, Inc. (Æ)	(2,637)	(46)
Hercules Offshore, Inc. (Æ)	(5,204)	(30)
Patriot Coal Corp. (Æ)	(1,600)	(14)
PetroHawk Energy Corp. (Æ)	(3,595)	(63)
Pride International, Inc. (Æ)	(3,208)	(52)
Rowan Cos., Inc.	(3,010)	(52)
SEACOR Holdings, Inc. (Æ)	(200)	(13)
		(419)
Financials - (1.0%)
CIT Group, Inc.	(5,682)	(19)
CME Group, Inc. Class A	(74)	(16)
Post Properties, Inc. (ö)	(2,561)	(40)
		(75)
Health Care - (3.1%)
BioMarin Pharmaceutical, Inc. (Æ)	(1,970)	(34)
Cepheid, Inc. (Æ)	(4,381)	(59)
Eclipsys Corp. (Æ)	(1,927)	(25)
Idexx Laboratories, Inc. (Æ)	(641)	(20)
Meridian Bioscience, Inc.	(1,623)	(39)
Onyx Pharmaceuticals, Inc. (Æ)	(897)	(25)
Parexel International Corp. (Æ)	(2,988)	(25)
		(227)
Industrials - (6.6%)
AAR Corp. (Æ)	(4,743)	(80)
BE Aerospace, Inc. (Æ)	(2,791)	(23)
Corporate Executive Board Co. (The)	(736)	(17)
Energy Conversion Devices, Inc. (Æ)	(1,277)	(36)
Fastenal Co.	(400)	(15)
General Cable Corp. (Æ)	(3,814)	(63)
Geo Group, Inc. (The) (Æ)	(1,700)	(33)
Hexcel Corp. (Æ)	(6,269)	(47)
II-VI, Inc. (Æ)	(551)	(11)
Kaydon Corp.	(700)	(22)
KBR, Inc.	(2,100)	(29)
Mine Safety Appliances Co.	(2,357)	(58)
Moog, Inc. Class A (Æ)	(363)	(12)
USG Corp. (Æ)	(4,375)	(41)
		(487)

	Principal Amount ($) or Shares	Market Value $
Information Technology - (2.0%)
Cognizant Technology Solutions Corp. Class A (Æ)	(699)	(13)
Omniture, Inc. (Æ)	(1,276)	(13)
Rofin-Sinar Technologies, Inc. (Æ)	(1,638)	(39)
Synchronoss Technologies, Inc. (Æ)	(1,405)	(10)
Total System Services, Inc.	(3,039)	(43)
VeriFone Holdings, Inc. (Æ)	(4,953)	(20)
VMware, Inc. Class A (Æ)	(511)	(10)
		(148)
Materials - (2.7%)
Allegheny Technologies, Inc.	(2,505)	(57)
RTI International Metals, Inc. (Æ)	(4,646)	(56)
Texas Industries, Inc.	(1,098)	(34)
Titanium Metals Corp.	(6,405)	(54)
		(201)
Telecommunication Services - (0.5%)
Telephone & Data Systems, Inc.	(1,038)	(34)
Utilities - (0.8%)
Reliant Energy, Inc. (Æ)	(9,741)	(56)
Total Securities Sold Short (proceeds $3,194)		(1,895)
Other Assets and Liabilities, Net - 0.3%		24
Net Assets - 100.0%		7,342

See accompanying notes which are an integral part of the schedules of investments.

Core Edge Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — November 30, 2008 (Unaudited)

Footnotes:

(Æ)  Non-income producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair Value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

SSgA

Equity Funds

Notes to Quarterly Report — November 30, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2008. This Quarterly Reports reports on 11 funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM SHARES Fund, SSgA Concentrated Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund, each, a "Fund" and collectively referred to as, the "Funds," each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company, (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds' investments carried at value for the period ended November 30, 2008 were as follows:

	Disciplined Equity Fund		Small Cap Fund		Core Opportunities Fund		Tuckerman Active REIT Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$123,087,052	$16,121	$20,663,298	$—	$28,451,869	$—	$85,456,023	$—
Level 2	275,940	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—	—
	$123,362,992	$16,121	$20,663,298	$—	$28,451,869	$—	$85,456,023	$—
	Aggressive Equity Fund		IAM SHARES Fund		Concentrated Growth Opportunities Fund		Large Cap Value Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$4,849,190	$—	$163,938,085	$(885,697)	$3,643,200	$—	$3,361,136	$—
Level 2	—	—	499,873	—	—	—	—	—
Level 3	—	—	—	—	—	—	—	—
	$4,849,190	$—	$164,437,958	$(885,697)	$3,643,200	$—	$3,361,136	$—
	Enhanced Small Cap Fund		Directional Core Equity Fund			Core Edge Equity Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Securities Sold Short	Investments in Securities	Other Financial Instruments*	Securities Sold Short
Level 1	$24,483,265	$(47,850)	$5,444,121	$—	$(1,324,929)	$9,212,903	$—	$(1,895,078)
Level 2	—	—	—	—	—	—	—	—
Level 3	—	—	—	—	—	—	—	—
	$24,483,265	$(47,850)	$5,444,121	$—	$(1,324,929)	$9,212,903	$—	$(1,895,078)

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

As of November 30, 2008, there were no Level 3 securities held by the Funds.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of November 30, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES
Cost of Investments for Tax Purposes	$151,742,325	$26,032,146	$38,787,819	$98,456,769	$5,613,568	$203,109,329
Gross Tax Unrealized Appreciation	12,380,849	645,078	1,781,756	7,550,583	435,711	24,344,886
Gross Tax Unrealized Depreciation	(40,760,182)	(6,013,926)	(12,117,706)	(20,551,329)	(1,200,089)	(63,016,258)
Net Tax Unrealized Appreciation/(Depreciation)	$(28,379,333)	$(5,368,848)	$(10,335,950)	$(13,000,746)	$(764,378)	$(38,671,372)

	Concentrated Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Cost of Investments for Tax Purposes	$5,634,227	$4,041,381	$37,746,286	$7,255,117	$12,038,798
Gross Tax Unrealized Appreciation	11,760	251,820	884,412	331,778	172,347
Gross Tax Unrealized Depreciation	(2,002,787)	(932,065)	(14,147,433)	(2,142,774)	(2,998,242)
Net Tax Unrealized Appreciation/(Depreciation)	$(1,991,027)	$(680,245)	$(13,263,021)	$(1,810,996)	$(2,825,895)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' or Investment Company's financial statement disclosures.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2008, the Enhanced Small Cap Fund had a cash collateral balance in the amount of $63,140 held in connection with futures contracts purchased (sold).

Short Sales

The SSgA Directional Core Equity Fund and the SSgA Core Edge Equity Fund may enter into short sale transactions. A short sale is a transaction in which the fund sells securities it does not own in anticipation of a decline in the market price of securities. The fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of SSgA Funds Management, Inc. (the "Advisor")) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2008, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Tuckerman Active REIT	$159,154	Pool of US Government and Corporate Securities
IAM SHARES	79,416	Pool of US Government and Corporate Securities

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2008, $105,624 of the Central

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2008 (Unaudited)

Fund's net assets represents investments by these Funds, and $117,363,918 represents the investments of other affiliated funds not presented herein.

5.  Subsequent Events

On October 16, 2008, the Board approved a plan to liquidate the SSgA Core Opportunities Fund, SSgA Aggressive Equity Fund, SSgA Concentrated Growth Opportunities Fund and SSgA Large Cap Value Fund. The liquidation occurred on December 12, 2008 (the "Liquidation Date").

Notes to Quarterly Report

SSgA

Equity Funds

Shareholder Requests for Additional Information — November 30, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

DEQR-11/08

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date:  January 29, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: January 29, 2009